UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity® 1-3 Year Duration
Securitized Bond Central Fund

Semiannual Report

February 29, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

13CEN-SANN-0408
1.833849.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 967.10	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.85	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0024%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 11.2%	U.S. Government and U.S. Government Agency Obligations 16.4%
AAA 55.1%	AAA 53.9%
AA 9.5%	AA 11.0%
A 8.4%	A 6.6%
BBB 7.3%	BBB 8.0%
Not Rated 0.9%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	3.1	2.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	1.4	1.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008*		As of August 31, 2007**
	Corporate Bonds 0.0%		Corporate Bonds 0.2%
	U.S. Government and U.S. Government Agency Obligations 11.2%		U.S. Government and U.S. Government Agency Obligations 16.4%
	Asset-Backed Securities 39.0%		Asset-Backed Securities 37.8%
	CMOs and Other Mortgage Related Securities 42.2%		CMOs and Other Mortgage Related Securities 42.8%
	Short-Term Investments and Net Other Assets 7.6%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	8.4%	** Foreign investments	8.3%
* Futures and Swaps	23.4%	** Futures and Swaps	15.3%

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 11.2%
	Principal Amount	Value
Fannie Mae 4.75% 3/12/10 (c)(e)(f)	$ 104,000,000	$ 108,839,949
Freddie Mac:
2.875% 4/30/10	100,400,000	101,329,905
4.25% 7/15/09 (f)	7,466,000	7,663,640
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $213,117,949)		217,833,494
Asset-Backed Securities - 39.0%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 3.635% 2/25/34 (h)(j)	1,053,850	956,214
Class M2, 4.235% 2/25/34 (h)(j)	2,525,000	2,009,659
Series 2005-HE6 Class A2B, 3.335% 10/25/35 (h)(j)	533,054	531,305
Series 2006-HE3 Class A2A, 3.185% 6/25/36 (h)(j)	586,269	582,147
Advanta Business Card Master Trust Series 2006-C1 Class C1, 3.5938% 10/20/14 (h)	2,280,000	1,528,056
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (d)	266,667	266,136
American Express Credit Account Master Trust Series 2004-C Class C, 3.6213% 2/15/12 (d)(h)	1,177,631	1,174,852
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	136,505	136,547
Class D, 5.07% 7/6/10	6,805,000	6,831,891
Series 2006-1:
Class A3, 5.11% 10/6/10	314,484	315,968
Class B1, 5.2% 3/6/11	1,870,000	1,874,376
Series 2007-CM Class A3A, 5.42% 5/7/12	6,940,000	6,666,738
Series 2007-DF Class A3A, 5.49% 7/6/12	5,005,000	5,002,653
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	2,420,000	2,293,434
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 3.565% 4/25/34 (h)(j)	5,085,000	4,177,836
Class M2, 3.615% 4/25/34 (h)(j)	3,925,000	3,140,000
Series 2005-R10 Class A2B, 3.355% 12/25/35 (h)(j)	1,422,716	1,316,012
Series 2006-M3 Class A2A, 3.185% 10/25/36 (h)(j)	1,287,135	1,271,246
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (d)	1,000,000	1,000,162
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.:
Series 2004-W5 Class M1, 3.735% 4/25/34 (h)(j)	$ 360,000	$ 318,580
Series 2004-W7:
Class M1, 3.685% 5/25/34 (h)(j)	4,965,000	4,331,284
Class M2, 3.735% 5/25/34 (h)(j)	4,035,000	3,574,750
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 3.555% 12/25/34 (h)(j)	1,736,229	1,522,480
Asset Backed Funding Corp. Series 2006-OPT2:
Class M5, 3.535% 10/25/36 (h)(j)	3,500,000	278,950
Class M7, 3.915% 10/25/36 (h)(j)	1,490,000	144,227
Class M9. 5.635% 10/25/36 (h)(j)	3,000,000	278,673
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2 Class M1, 3.505% 3/25/36 (h)(j)	1,370,000	393,875
Series 2006-HE6:
Class M7, 3.935% 11/25/36 (h)(j)	415,000	32,488
Class M9, 5.285% 11/25/36 (h)(j)	1,105,000	95,959
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.2806% 4/4/17 (b)(d)(h)	10,000,000	0
Bayview Financial Mortgage Trust Series 2006-D Class 2A1, 3.395% 12/28/36 (h)(j)	2,056,761	2,000,520
Bear Stearns Asset Backed Securities I Trust:
Series 2005-FR1 Class M1, 3.635% 6/25/35 (h)(j)	1,235,000	1,118,407
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (h)(j)	2,371,353	2,268,349
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (h)(j)	1,832,477	1,777,217
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 4.1125% 9/17/11 (d)(h)	1,950,000	1,836,048
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	10,000,000	10,171,718
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	3,760,000	3,868,461
Series 2006-2:
Class B, 5.07% 12/15/11	11,625,000	11,514,307
Class C, 5.31% 6/15/12	8,550,000	8,233,395
Series 2007-1 Class C, 5.38% 11/15/12	3,045,000	2,872,770
Series 2007-SN1 Class D, 6.05% 1/17/12	1,490,000	1,318,650
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	6,300,000	6,377,801
Series 2006-C Class A3A, 5.07% 7/15/11	2,517,665	2,472,408
Series 2007-B Class A3A, 5.03% 4/15/12	8,670,000	8,253,840
Capital One Multi-Asset Execution Trust Series 2003-B3 Class B3, 4.5% 6/15/11	15,000,000	15,034,907
Carmax Auto Owner Trust Series 2007-1 Class A3, 5.24% 7/15/11	2,535,000	2,589,910
Asset-Backed Securities - continued
	Principal Amount	Value
Carrington Mortgage Loan Trust:
Series 2005-NC4 Class M1, 3.615% 9/25/35 (h)(j)	$ 1,690,000	$ 1,497,193
Series 2006-NC4 Class M1, 3.435% 10/25/36 (h)(j)	1,170,000	370,013
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	6,698,600	5,835,087
Chase Manhattan Auto Owner Trust Series 2005-B Class A4, 4.88% 6/15/12	7,100,000	7,192,605
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	10,941,963	11,007,498
Class C, 5.28% 2/20/13	1,421,316	1,426,593
Series 2006-VT2:
Class A3, 5.07% 2/20/10	15,190,000	15,342,426
Class D, 5.46% 4/20/14	962,740	953,535
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	30,035,000	30,100,287
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 3.185% 8/26/36 (h)(j)	332,918	329,485
Series 2006-NC2:
Class A2A, 3.175% 9/25/36 (h)(j)	469,280	463,121
Class A2B, 3.395% 9/25/36 (h)(j)	1,430,000	1,199,860
Series 2006-WF2 Class A2B, 5.735% 5/25/36 (j)	1,870,447	1,869,570
CNH Equipment Trust:
Series 2006-A Class A3, 5.2% 8/16/10	11,487,654	11,561,292
Series 2007-A Class A3, 4.98% 10/15/10	15,000,000	15,232,749
CNH Wholesale Master Note Trust Series 2005-1 Class A, 3.2313% 6/15/11 (h)	4,250,000	4,236,211
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 3.255% 1/25/37 (h)(j)	157,425	152,358
Series 2007-11 Class 2A1, 3.195% 6/25/47 (h)(j)	1,661,431	1,601,463
Series 2007-4 Class A1A, 3.255% 9/25/37 (h)(j)	9,980,961	9,849,961
Series 2007-BC2 Class 2A1, 3.225% 6/25/37 (h)(j)	1,498,627	1,452,264
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.635% 5/25/34 (h)(j)	5,275,000	4,655,621
Series 2004-3 Class M1, 3.635% 6/25/34 (h)(j)	1,500,000	1,170,000
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (d)	3,835,000	3,790,940
Series 2007-B Class A3, 5.47% 11/15/11 (d)	2,559,999	2,537,036
Series 2007-C Class A3, 5.45% 5/15/12 (d)	1,819,988	1,833,354
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 3.195% 10/25/36 (h)(j)	1,281,545	1,251,308
DaimlerChrysler Auto Trust Series 2006-D Class A3, 4.98% 2/8/11	2,620,000	2,661,665
Asset-Backed Securities - continued
	Principal Amount	Value
DaimlerChrysler Master Owner Trust Series 2005-A Class A, 3.1713% 4/15/10 (h)	$ 6,335,000	$ 6,334,425
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (d)	1,459,137	1,450,473
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (d)	4,820,000	4,307,123
Fieldstone Mortgage Investment Corp. Series 2006-3:
Class 2A3, 3.295% 11/25/36 (h)(j)	8,231,000	6,355,879
Class M1, 3.395% 11/25/36 (h)(j)	5,480,000	1,787,850
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 3.96% 3/25/34 (h)(j)	354,845	301,934
Class M4, 4.485% 3/25/34 (h)(j)	60,925	54,027
Series 2006-FF12 Class A2, 3.175% 9/25/36 (h)(j)	1,656,482	1,621,281
Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (h)(j)	1,055,000	1,036,538
Series 2007-FF2 Class A2C, 3.5263% 3/25/37 (h)(j)	5,525,000	4,289,643
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	5,151,000	5,158,774
Series 2006-C Class B, 5.3% 6/15/12	2,000,000	1,800,000
Series 2007-B Class A4A, 5.24% 7/15/12	12,100,000	12,311,750
Fosse Master Issuer PLC Series 2007-1A Class C2, 4.5013% 10/18/54 (d)(h)	1,680,000	1,385,832
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	375,000	377,154
Class C, 5.41% 7/21/14	3,340,000	3,216,037
Series 2007-1:
Class A4, 5.03% 2/16/15	2,625,000	2,699,347
Class C, 5.43% 2/16/15	3,215,000	3,052,835
Fremont Home Loan Trust:
Series 2005-A Class M1, 3.565% 1/25/35 (h)(j)	6,550,000	6,041,512
Series 2006-3 Class 2A1, 3.405% 2/25/37 (h)(j)	105,342	104,157
Series 2006-D Class M1, 3.365% 11/25/36 (h)(j)	1,695,000	437,253
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.41% 9/25/30 (d)(h)	2,810,000	2,655,557
GE Business Loan Trust Series 2006-2A:
Class A, 3.3013% 11/15/34 (d)(h)	6,412,621	6,083,758
Class B, 3.4013% 11/15/34 (d)(h)	2,318,155	2,157,771
Class C, 3.5013% 11/15/34 (d)(h)	3,849,457	3,500,080
Class D, 3.8713% 11/15/34 (d)(h)	1,463,565	1,256,522
GE Commercial Equipment Financing LLC Series 2004-A Class B, 3.65% 5/22/14 (d)	1,289,835	1,292,565
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Midticket LLC Series 2006-1:
Class B, 3.2713% 9/15/17 (h)	$ 2,765,000	$ 2,642,203
Class C, 3.4413% 9/15/17 (h)	1,610,000	1,511,617
Goal Capital Funding Trust Series 2007-1 Class C1, 5.2575% 6/25/42 (h)	3,865,000	3,329,659
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	1,130,000	1,131,573
Class C, 5.74% 12/15/14	3,960,000	3,946,005
GSAMP Trust:
Series 2004-AR1 Class M1, 3.785% 6/25/34 (h)(j)	2,775,000	2,423,542
Series 2004-FM2 Class M1, 3.885% 1/25/34 (h)(j)	2,755,409	2,456,922
Series 2006-FM3 Class ABS, 3.335% 11/25/36 (h)(j)	6,635,000	5,131,761
Series 2007-HE1 Class M1, 3.385% 3/25/47 (h)(j)	975,000	330,184
Series 2007-NC1 Class M7, 4.085% 12/25/46 (h)(j)	7,508,000	565,256
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 4.935% 3/25/36 (h)	340,093	339,539
Helios Finance L.P. Series 2007-S1 Class B1, 4.6588% 10/20/14 (d)(h)	4,005,000	3,633,630
Holmes Master Issuer PLC:
Series 2006-1A:
Class 2C, 4.6475% 7/15/40 (d)(h)	720,000	639,216
Class 2M, 4.4475% 7/15/40 (d)(h)	1,475,000	1,405,398
Series 2007-2A Class 1C, 4.4875% 7/15/40 (h)	5,765,000	5,620,875
Home Equity Asset Trust:
Series 2003-2 Class M1, 4.455% 8/25/33 (h)(j)	3,449,738	3,169,933
Series 2003-4 Class M1, 4.335% 10/25/33 (h)(j)	7,378,646	5,755,344
Series 2006-1 Class 2A3, 3.36% 4/25/36 (h)(j)	6,095,000	5,427,409
Series 2006-7:
Class B1, 5.035% 1/25/37 (h)(j)	675,000	30,996
Class M4, 3.515% 1/25/37 (h)(j)	1,320,000	83,811
Series 2006-8 Class 2A1, 3.185% 3/25/37 (h)(j)	139,236	136,168
Home Equity Loan Trust Series 2007-FRE1 Class M1, 3.635% 4/25/37 (h)(j)	7,165,000	3,869,100
HSBC Automotive Trust:
Series 2006-3 Class A3, 5.28% 9/19/11	4,971,010	5,036,532
Series 2007-1 Class A3, 5.3% 11/17/11	2,520,000	2,568,816
HSBC Home Equity Loan Trust:
Series 2006-3 Class A1V, 3.1938% 3/20/36 (h)(j)	2,131,072	2,109,096
Series 2007-2 Class A3V, 3.3338% 7/21/36 (h)(j)	1,055,000	853,726
HSI Asset Securitization Corp. Trust:
Series 2006-HE1 Class 2A3, 3.295% 10/25/36 (h)(j)	2,445,000	1,700,498
Series 2007-HE1 Class 2A3, 3.325% 1/25/37 (h)(j)	1,485,000	1,155,052
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	$ 1,751,781	$ 1,786,255
Class C, 5.34% 11/15/12	2,269,659	2,261,004
Series 2007-A Class A3A, 5.04% 1/17/12	4,070,000	4,145,521
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 3.275% 1/25/35 (h)(j)	1,645,000	1,388,225
Class M1, 3.355% 5/25/36 (h)(j)	765,000	291,666
Series 2006-NC2 Class M2, 3.435% 7/25/36 (h)(j)	1,070,000	328,490
Series 2006-WF1:
Class A1A, 5.6% 7/25/36 (j)	318,257	318,505
Class A1B, 3.235% 7/25/36 (h)(j)	1,063,057	1,050,267
Series 2007-CH1:
Class AV4, 3.265% 11/25/36 (h)(j)	1,450,000	1,200,555
Class MV1, 3.365% 11/25/36 (h)(j)	1,180,000	439,255
Series 2007-CH3 Class M1, 3.435% 3/25/37 (h)(j)	3,000,000	990,750
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.35% 3/27/42 (h)	11,300,000	8,210,162
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	8,770,264
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M1, 3.665% 6/25/34 (h)(j)	5,225,000	4,551,390
Series 2005-1 Class M2, 3.665% 2/25/35 (h)(j)	3,115,000	2,808,566
Series 2005-WL1 Class M2, 3.685% 6/25/35 (h)(j)	2,340,000	2,095,236
Series 2006-1 Class 2A2, 3.275% 2/25/36 (h)(j)	883,663	876,483
Series 2006-10 Class 2A3, 3.295% 11/25/36 (h)(j)	2,270,000	1,532,250
Series 2006-2 Class 2A2, 3.265% 3/25/36 (h)(j)	3,612,958	3,586,424
Series 2006-4 Class 2A2, 3.235% 5/25/36 (h)(j)	935,000	922,436
Series 2006-8 Class 2A1, 3.175% 9/25/36 (h)(j)	1,091,948	1,073,181
Series 2006-9:
Class M10, 5.635% 11/25/36 (h)(j)	2,420,000	155,968
Class M4, 3.505% 11/25/36 (h)(j)	815,000	60,992
Class M5, 3.535% 11/25/36 (h)(j)	1,570,000	102,282
Class M7, 3.935% 11/25/36 (h)(j)	740,000	43,068
Luminent Mortgage Trust Series 2006-3 Class 12A1, 3.345% 5/25/36 (h)	1,335,290	1,152,358
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 3.395% 10/25/36 (h)(j)	500,000	152,050
Series 2006-HE1 Class A2, 3.275% 1/25/36 (h)(j)	2,265,466	2,253,076
Series 2006-HE3 Class A2, 3.235% 8/25/36 (h)(j)	3,345,000	3,112,419
Series 2006-HE5 Class M1, 3.365% 11/25/36 (h)(j)	9,900,000	3,228,390
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust: - continued
Series 2006-WMC3 Class A2, 3.185% 8/25/36 (h)(j)	$ 899,769	$ 888,662
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 3.5113% 10/15/10 (h)	1,610,000	1,611,010
Series 2006-A1 Class A1, 4.9% 7/15/11	8,330,000	8,461,352
MBNA Master Credit Card Trust II Series 1999-B Class A, 5.9% 8/15/11	3,650,000	3,750,472
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.885% 7/25/34 (h)(j)	1,688,590	1,152,142
Class M2, 3.96% 7/25/34 (h)(j)	56,456	34,176
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (d)(h)	4,000,000	3,886,400
Merrill Auto Trust Securitization Series 2007-1:
Class A2, 5.43% 1/15/10	5,295,000	5,343,240
Class B, 5.79% 12/16/13	4,215,000	4,214,845
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 3.305% 2/25/37 (h)	2,269,187	2,087,652
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 3.785% 7/25/34 (h)(j)	6,775,000	6,389,147
Series 2006-FM1 Class A2B, 3.245% 4/25/37 (h)(j)	3,101,000	2,928,507
Series 2006-MLN1 Class A2A, 3.205% 7/25/37 (h)(j)	1,693,962	1,663,789
Series 2006-OPT1 Class A1A, 3.395% 6/25/35 (h)(j)	9,304,719	8,255,035
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.785% 12/27/32 (h)(j)	1,972,741	1,817,599
Series 2003-NC8 Class M1, 4.185% 9/25/33 (h)(j)	3,729,755	3,348,469
Series 2006-HE6 Class A2A, 3.175% 9/25/36 (h)(j)	3,338,428	3,234,102
Series 2006-NC1 Class A2, 3.275% 12/25/35 (h)(j)	494,821	491,419
Series 2006-NC5 Class A2C, 3.285% 10/25/36 (h)(j)	1,285,000	1,036,634
Series 2007-HE2:
Class A2A, 3.175% 1/25/37 (h)(j)	277,162	270,276
Class M1, 3.385% 1/25/37 (h)(j)	1,375,000	324,844
Series 2007-HE4 Class A2A, 3.245% 2/25/37 (h)(j)	252,583	247,097
Series 2007-NC3:
Class A2A, 3.195% 5/25/37 (h)(j)	118,198	114,264
Class A2C, 3.325% 5/25/37 (h)(j)	5,815,000	4,830,084
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.635% 1/25/32 (h)(j)	379,576	359,348
Series 2002-NC1 Class M1, 4.335% 2/25/32 (d)(h)(j)	3,575,893	3,295,355
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2002-NC3 Class M1, 4.215% 8/25/32 (h)(j)	$ 2,043,927	$ 1,876,403
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (h)(j)	2,290,841	2,243,235
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (h)(j)	434,246	426,986
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(h)(i)	22,795,000	3,885,835
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	2,440,000	351,004
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	16,950,000	1,989,252
Series 2006-2 Class AIO, 6% 8/25/11 (i)	1,210,000	207,772
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	1,945,000	465,633
Series 2006-4:
Class AIO, 6.35% 2/27/12 (i)	6,185,000	1,322,291
Class D, 4.235% 5/25/32 (h)	8,700,000	2,175,000
Series 2007-1 Class AIO, 7.27% 4/25/12 (i)	8,315,000	2,215,199
Series 2007-2 Class AIO, 6.7% 7/25/12 (i)	7,070,000	1,945,664
New Century Home Equity Loan Trust:
Series 2005-A Class A2, 4.461% 8/25/35 (h)(j)	750,583	745,423
Series 2005-D Class M2, 3.605% 2/25/36 (h)(j)	2,775,000	2,391,360
Newcastle CDO VIII Series 2006-8A Class 4, 3.735% 11/1/52 (d)(h)	7,900,000	3,397,000
Nissan Auto Receivables Owner Trust Series 2008-A Class A4, 3.89% 8/15/11	3,110,000	3,109,502
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36 (j)	615,015	618,955
NovaStar Mortgage Funding Trust:
Series 2006-2 Class A2A, 3.185% 6/25/36 (h)(j)	49,032	48,910
Series 2006-5 Class A2A, 3.205% 11/25/36 (h)(j)	455,464	446,639
Series 2006-6 Class A2A, 3.205% 1/25/37 (h)(j)	594,031	584,378
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 3.225% 5/25/37 (h)(j)	655,243	643,572
Series 2007-6 Class 2A1, 3.195% 7/25/37 (h)(j)	675,299	664,748
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 3.215% 1/25/37 (h)(j)	483,935	481,213
Series 2006-6 Class A2A, 3.195% 9/25/37 (h)(j)	3,324,186	3,269,131
Series 2006-7 Class A2C, 3.295% 10/25/37 (h)(j)	1,975,000	1,584,321
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.655% 1/25/35 (h)(j)	9,300,000	8,195,429
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 3.205% 9/25/36 (h)(j)	2,524,171	2,502,875
Asset-Backed Securities - continued
	Principal Amount	Value
Pinnacle Capital Asset Trust Series 2006-A:
Class A3, 5.29% 5/26/09 (d)	$ 5,874,203	$ 5,883,174
Class B, 5.51% 9/25/09 (d)	985,000	988,752
Class C, 5.77% 5/25/10 (d)	915,000	921,258
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36 (j)	93,861	93,759
Providian Master Note Trust Series 2006-C1A Class C1, 3.6713% 3/16/15 (d)(h)	11,090,000	7,982,582
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (d)	2,775,000	2,629,806
Residential Asset Mortgage Products, Inc. Series 2007-RZ1 Class A2, 3.295% 2/25/37 (h)	3,515,000	2,942,100
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 3.195% 10/25/36 (h)(j)	2,455,000	2,311,537
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A, 5.52% 10/15/14	3,500,000	2,787,050
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 4.855% 1/25/36 (h)(j)	500,000	105,770
Series 2006-FR4 Class A2A, 3.215% 8/25/36 (h)(j)	1,163,808	1,124,894
Series 2006-WM4 Class A2A, 3.215% 11/25/36 (h)(j)	729,284	706,152
Series 2007-NC1 Class A2A, 3.185% 12/25/36 (h)(j)	796,178	778,016
Sierra Receivables Funding Co. Series 2007-1A Class A2, 3.2638% 3/20/19 (d)(h)	2,077,710	2,037,454
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36 (j)	910,151	909,013
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC4 Class M1, 3.735% 11/25/34 (h)(j)	2,830,000	2,436,019
Series 2006-AB2 Class N1, 5.75% 6/25/37 (d)(j)	3,435,088	34,351
Structured Asset Securities Corp.:
Series 2004-1 Class 1A, 3.435% 4/25/34 (h)(j)	9,216,491	8,672,147
Series 2006-BC3 Class M7, 3.935% 10/25/36 (h)(j)	1,522,000	94,053
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 3.225% 6/25/37 (h)(j)	2,449,478	2,351,499
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 3.4013% 9/15/11 (h)	4,825,000	4,101,250
Series 2007-AE1:
Class A, 3.2213% 1/15/12 (h)	1,170,000	1,127,343
Class B, 3.4213% 1/15/12 (h)	975,000	936,586
Class C, 3.7213% 1/15/12 (h)	1,220,000	854,000
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.5713% 3/15/11 (d)(h)	8,670,000	8,442,810
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.3213% 6/15/10 (h)	$ 1,655,000	$ 1,536,550
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	10,475,535	10,111,930
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 3.2213% 6/15/12 (h)	3,570,000	3,509,889
Class B, 3.3413% 6/15/12 (h)	2,080,000	1,971,735
Class C, 3.6213% 6/15/12 (h)	1,245,000	1,169,687
Series 2007-2 Class A, 3.7713% 10/15/12 (h)	15,000,000	13,903,712
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 3.245% 12/25/36 (h)	5,432,584	5,160,083
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.1063% 4/6/42 (d)(h)	860,000	750,789
Class B, 5.2063% 4/6/42 (d)(h)	5,720,000	4,849,874
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 3.2713% 10/17/11 (h)	4,060,000	3,836,700
Class C, 3.4713% 10/17/11 (h)	3,815,000	3,504,436
UPFC Auto Receivables Trust Series 2007-A Class A3, 5.53% 7/15/13	1,865,000	1,721,768
Wachovia Auto Loan Owner Trust: Series 2006-1 Class A4, 5.08% 4/20/12 (d)	5,252,000	5,391,684
Series 2006-2A:
Class A3, 5.23% 8/22/11 (d)	5,380,000	5,442,566
Class B, 5.29% 6/20/12 (d)	2,140,000	2,155,046
Class D, 5.54% 12/20/12 (d)	3,050,000	2,940,913
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.9213% 6/15/20 (h)	2,558,451	2,136,307
WaMu Asset-Backed Certificates Series 2006-HE5 Class M9, 5.635% 10/25/36 (h)(j)	1,680,000	145,842
WaMu Master Note Trust:
Series 2006-C2A Class C2, 3.6213% 8/15/15 (d)(h)	8,000,000	5,512,000
Series 2006-C3A Class C3A, 3.5013% 10/15/13 (d)(h)	5,750,000	4,798,950
Series 2007-C1 Class C1, 3.5213% 5/15/14 (d)(h)	5,370,000	4,185,485
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 3.225% 4/25/37 (h)(j)	2,245,668	2,153,034
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	29,086	29,073
Series 2005-1 Class D, 4.09% 8/15/12	204,086	203,707
Asset-Backed Securities - continued
	Principal Amount	Value
WFS Financial Owner Trust: - continued
Series 2005-2 Class C, 4.62% 11/19/12	$ 10,000,000	$ 10,137,776
World Omni Auto Receivables Trust Series 2007-B Class A3A, 5.28% 1/17/12	1,945,000	1,990,664
TOTAL ASSET-BACKED SECURITIES (Cost $879,075,457)		758,615,352
Collateralized Mortgage Obligations - 25.5%

Private Sponsor - 25.5%
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 3.425% 3/25/35 (h)	370,027	338,032
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.46% 2/17/52 (d)(h)	1,415,000	1,268,689
Series 2006-2A:
Class 2B, 5.025% 2/17/52 (d)(h)	2,890,000	2,695,792
Class 2C, 5.285% 2/17/52 (d)(h)	3,535,000	3,112,214
Class 2M, 5.105% 2/17/52 (d)(h)	1,965,000	1,840,378
Series 2007-1A Class 1C, 3.33% 2/17/52 (d)(h)	5,610,000	5,497,800
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1475% 10/25/33 (h)	10,750,000	10,646,260
Series 2003-K:
Class 1A1, 7.0893% 12/25/33 (h)	544,536	538,782
Class 2A1, 4.1615% 12/25/33 (h)	11,573,737	11,610,814
Series 2003-L Class 2A1, 3.9766% 1/25/34 (h)	16,907,701	16,949,708
Series 2004-1 Class 2A2, 4.6825% 10/25/34 (h)	8,706,862	8,607,191
Series 2004-A:
Class 2A1, 3.5401% 2/25/34 (h)	870,805	856,375
Class 2A2, 4.0911% 2/25/34 (h)	3,759,007	3,709,619
Series 2004-B:
Class 1A1, 6.049% 3/25/34 (h)	1,123,732	1,103,693
Class 2A2, 4.088% 3/25/34 (h)	8,847,332	8,724,496
Series 2004-C Class 1A1, 5.8858% 4/25/34 (h)	1,011,929	992,169
Series 2004-D:
Class 1A1, 5.6428% 5/25/34 (h)	2,640,449	2,583,599
Class 2A2, 4.1966% 5/25/34 (h)	21,988,985	21,986,967
Series 2004-G Class 2A7, 4.5357% 8/25/34 (h)	15,988,844	15,792,199
Series 2004-H Class 2A1, 4.4685% 9/25/34 (h)	16,088,907	15,874,707
Series 2004-J:
Class 1A2, 6.3921% 11/25/34 (h)	1,383,181	1,337,969
Class 2A1, 4.7599% 11/25/34 (h)	16,137,457	15,963,847
Series 2005-H Class 2A2, 4.8026% 9/25/35 (h)	994,177	965,710
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-J:
Class 2A4, 5.0887% 11/25/35 (h)	$ 7,646,000	$ 7,542,790
Class 2A5, 5.0887% 11/25/35 (h)	4,121,000	4,062,331
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0786% 8/25/35 (h)	22,615,922	22,148,770
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.415% 1/25/35 (h)	215,452	193,785
Series 2005-2 Class 1A1, 3.385% 3/25/35 (h)	261,665	252,577
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.6025% 10/12/41 (d)(h)(i)	27,168,800	523,429
Citigroup Mortgage Loan Trust:
floater Series 2006-FX1 Class A2, 3.335% 10/25/36 (h)(j)	5,758,000	4,986,969
Series 2004-UST1 Class A4, 4.4074% 8/25/34 (h)	4,055,582	4,004,916
Countrywide Home Loans, Inc. 4.4074% 6/20/35 (h)	1,440,000	1,410,262
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-4 Class 5A2, 3.535% 3/25/35 (h)	734,335	691,307
Series 2005-10 Class 5A2, 3.455% 1/25/36 (h)	446,167	356,431
Series 2005-8 Class 7A2, 3.415% 11/25/35 (h)	190,193	170,582
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.875% 4/25/34 (h)	57,391	53,664
Series 2004-AR6 Class 9A2, 3.875% 10/25/34 (h)	418,151	408,390
Series 2005-6 Class 1A2, 3.535% 7/25/35 (h)	5,848,919	5,664,512
Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (h)	1,428,901	1,412,664
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (d)	3,616,391	3,541,893
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 3.1488% 10/18/31 (d)(h)	473,760	471,835
Class B1, 4.0413% 10/18/54 (d)(h)	1,435,000	1,417,063
Class B2, 4.1113% 10/18/54 (d)(h)	3,315,000	3,015,614
Class C2, 4.4213% 10/18/54 (d)(h)	1,110,000	833,610
Class M1, 4.1213% 10/18/54 (d)(h)	830,000	805,598
Class M2, 4.2013% 10/18/54 (d)(h)	1,900,000	1,503,090
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.298% 11/19/35 (h)	23,305,689	22,911,516
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.15% 11/20/56 (d)(h)	2,270,000	1,749,012
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 5.2988% 12/20/54 (h)	$ 8,460,000	$ 8,020,080
Series 2005-4 Class C2, 3.29% 12/20/54 (h)	1,995,000	1,675,800
Series 2006-1A:
Class A5, 3.2% 12/20/54 (d)(h)	12,944,976	12,458,245
Class C2, 3.3% 12/20/54 (d)(h)	4,555,000	2,783,105
Series 2006-2 Class C1, 4.3638% 12/20/54 (h)	240,000	143,328
Series 2006-4:
Class B1, 5.4288% 12/20/54 (h)	3,540,000	3,150,600
Class C1, 5.0963% 12/20/54 (h)	2,165,000	1,710,350
Class M1, 5.0988% 12/20/54 (h)	930,000	809,100
Series 2007-1:
Class 1C1, 5.2263% 12/20/54 (h)	1,975,000	1,564,990
Class 1M1, 5.036% 12/20/54 (h)	1,490,000	1,303,601
Class 2B1, 6.3138% 12/20/54 (h)	1,590,000	1,278,519
Class 2C1, 5.3563% 12/20/54 (h)	880,000	518,056
Class 2M1, 5.0763% 12/20/54 (h)	1,915,000	1,401,206
Series 2007-2 Class 2C1, 4.4275% 12/17/54 (h)	2,645,000	1,681,517
Granite Mortgages PLC floater Series 2004-3 Class 2A1, 5.0288% 9/20/44 (h)	1,245,070	1,211,243
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (h)	1,362,913	1,349,169
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 4.3975% 7/15/40 (h)	5,905,000	5,850,173
Holmes Master Issuer PLC:
floater:
Series 2007-1 Class 1C1, 4.5375% 7/15/40 (d)(h)	3,060,000	2,998,800
Series 2007-2A Class 2C1, 4.6675% 7/15/40 (h)	1,805,000	1,534,250
Series 2007-1 Class 2C1, 4.6775% 7/15/40 (h)	840,000	720,300
JPMorgan Mortgage Trust:
Series 2006-A3 Class 6A1, 3.7669% 8/25/34 (h)	2,391,193	2,343,950
Series 2007-A1 Class 3A2, 5.0039% 7/25/35 (h)	81,347	80,574
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.306% 5/25/17 (h)	12,474,313	12,821,136
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.405% 3/25/35 (h)	40,053	39,257
MASTR Asset Backed Securities Trust floater Series 2006-NC3 Class M1, 3.365% 10/25/36 (h)(j)	2,860,000	928,356
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2421% 8/25/17 (h)	13,016,388	13,829,077
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 3.2913% 6/15/22 (d)(h)	230,000	212,660
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class C, 3.3113% 6/15/22 (d)(h)	$ 1,495,000	$ 1,373,798
Class D, 3.3213% 6/15/22 (d)(h)	575,000	528,574
Class E, 3.3313% 6/15/22 (d)(h)	920,000	840,226
Class F, 3.3613% 6/15/22 (d)(h)	690,000	620,487
Class G, 3.4313% 6/15/22 (d)(h)	345,000	304,268
Class H, 3.4513% 6/15/22 (d)(h)	690,000	596,113
Class J, 3.4913% 6/15/22 (d)(h)	805,000	680,356
Class TM, 3.6213% 6/15/22 (d)(h)	16,183,978	14,403,741
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-E Class A2, 3.4006% 10/25/28 (h)	154,688	152,791
Series 2004-B Class A2, 5.125% 6/25/29 (h)	119,009	116,751
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class M7, 3.935% 7/25/36 (h)(j)	910,000	75,506
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.435% 3/25/37 (h)(j)	2,880,000	1,073,520
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.3263% 9/10/33 (h)	1,160,000	1,155,670
Permanent Financing No. 4 PLC Class 3C, 5.9463% 6/10/42 (h)	2,380,000	2,214,114
Permanent Financing No. 8 PLC floater Class 3C, 5.6663% 6/10/42 (h)	1,050,000	892,080
Permanent Master Issuer PLC floater:
Series 2006-1 Class 2C, 4.66% 7/17/42 (h)	4,910,000	4,359,589
Series 2007-1 Class 4A, 4.3375% 10/15/33 (h)	10,110,000	9,591,357
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 5.515% 7/10/35 (d)(h)	8,568,296	8,268,406
Class B6, 6.015% 7/10/35 (d)(f)(h)	3,736,324	3,880,960
Series 2003-CB1:
Class B3, 4.615% 6/10/35 (d)(h)	4,187,496	3,846,771
Class B4, 4.815% 6/10/35 (d)(h)	3,741,436	3,392,284
Class B5, 5.415% 6/10/35 (d)(h)	2,553,462	2,284,950
Class B6, 5.915% 6/10/35 (d)(h)	1,515,691	1,302,962
Series 2004-B:
Class B4, 4.265% 2/10/36 (d)(h)	1,525,768	1,239,090
Class B5, 4.715% 2/10/36 (d)(h)	1,032,827	824,245
Class B6, 5.165% 2/10/36 (d)(h)	375,574	286,067
Series 2004-C:
Class B4, 4.115% 9/10/36 (d)(h)	1,898,323	1,522,366
Class B5, 4.515% 9/10/36 (d)(h)	2,088,156	1,647,848
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B6, 4.915% 9/10/36 (d)(h)	$ 284,749	$ 213,239
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 3.235% 9/25/46 (h)	2,889,038	2,629,024
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	9,177,557	8,648,930
Series 2004-SL2 Class A1, 6.5% 10/25/16	2,424,678	2,561,573
Series 2004-SL3 Class A1, 7% 8/25/16	1,506,295	1,569,928
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 3.585% 6/25/33 (d)(h)(j)	1,843,904	1,525,831
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 3.185% 5/25/36 (h)(j)	169,172	168,194
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (h)	243,175	243,192
Series 2004-12 Class 1A2, 5.115% 1/20/35 (h)	135,244	131,325
Series 2004-4 Class A, 4.0713% 5/20/34 (h)	122,130	118,604
Series 2004-5 Class A3, 4.0913% 6/20/34 (h)	143,682	143,100
Series 2004-6 Class A3A, 5.1225% 6/20/35 (h)	117,055	110,672
Series 2004-7 Class A3A, 4.1363% 8/20/34 (h)	120,011	111,373
Series 2005-1 Class A2, 4.0613% 2/20/35 (h)	141,974	125,252
SG Mortgage Securities Trust floater Series 2006-OPT2 Class A3C, 3.285% 10/25/36 (h)(j)	4,415,000	3,507,166
Structured Asset Securities Corp. floater Series 2007-MLN1 Class M1, 3.485% 1/25/37 (d)(h)(j)	1,175,000	315,288
Triad Auto Receivables Owner Trust sequential payer Series 2007-A Class A3, 5.28% 2/13/12	15,000,000	15,021,378
WaMu Mortgage pass-thru certificates:
sequential payer:
Series 2002-S6 Class A25, 6% 10/25/32	352,175	353,782
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,998,116	3,235,153
Series 2004-RA2 Class 2A, 7% 7/25/33	3,515,440	3,650,566
Series 2003-AR10 Class A7, 4.0552% 10/25/33 (h)	1,835,000	1,809,574
Series 2003-AR12 Class A5, 4.043% 2/25/34	3,825,670	3,770,495
Series 2006-AR10 Class 1A4, 5.9401% 9/25/36 (h)	8,675,000	8,608,826
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 6.1435% 9/25/34 (h)	5,655,453	5,596,675
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	$ 27,630,331	$ 27,242,429
Series 2005-AR4 Class 2A2, 4.523% 4/25/35 (h)	12,369,978	12,198,963
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $524,344,786)		496,632,484
Commercial Mortgage Securities - 16.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A1, 5.363% 5/10/11 (h)	3,834,509	3,814,610
Series 2006-5 Class A1, 5.185% 7/10/11	808,888	799,977
Series 2007-2 Class A1, 5.421% 1/10/12	2,022,589	1,999,565
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	27,670,041	712,180
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	1,951,197	1,922,402
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	9,214,726	9,161,494
Series 2002-2 Class XP, 2.0092% 7/11/43 (d)(h)(i)	8,781,005	271,994
Series 2003-2 Class XP, 0.401% 3/11/41 (d)(h)(i)	119,788,219	956,940
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class A1, 3.1913% 10/15/19 (d)(h)	178,346	168,757
Class A2, 3.2313% 10/15/19 (d)(h)	360,000	345,378
Class B, 3.2613% 10/15/19 (d)(h)	410,000	392,084
Class C, 3.3013% 10/15/19 (d)(h)	925,000	885,777
Class D, 3.3313% 10/15/19 (d)(h)	1,130,000	1,074,288
Class E, 3.3613% 10/15/19 (d)(h)	615,000	580,473
Class F, 3.4313% 10/15/19 (d)(h)	820,000	775,804
Class G, 3.4513% 10/15/19 (d)(h)	870,000	823,667
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.495% 4/25/34 (d)(h)	2,684,357	2,560,205
Class B, 5.035% 4/25/34 (d)(h)	309,733	238,786
Class M1, 3.695% 4/25/34 (d)(h)	240,904	221,593
Class M2, 4.335% 4/25/34 (d)(h)	240,904	214,065
Series 2004-2 Class A, 3.565% 8/25/34 (d)(h)	3,013,568	2,876,089
Series 2004-3:
Class A1, 3.505% 1/25/35 (d)(h)	5,408,429	5,143,092
Class A2, 3.555% 1/25/35 (d)(h)	769,400	721,797
Class M1, 3.635% 1/25/35 (d)(h)	927,806	846,910
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A Class A1, 3.445% 8/25/35 (d)(h)	$ 2,014,054	$ 1,878,105
Series 2005-3A Class A2, 3.535% 11/25/35 (d)(h)	708,329	639,047
Series 2006-4A:
Class A1, 3.365% 12/25/36 (d)(h)	2,101,983	1,872,774
Class A2, 3.405% 12/25/36 (d)(h)	5,000,825	4,465,189
Class B1, 3.835% 12/25/36 (d)(h)	155,064	103,645
Class B2, 4.385% 12/25/36 (d)(h)	146,450	86,725
Class B3, 5.585% 12/25/36 (d)(h)	267,055	159,085
Class M1, 3.425% 12/25/36 (d)(h)	340,280	264,595
Class M2, 3.445% 12/25/36 (d)(h)	215,367	166,048
Class M3, 3.475% 12/25/36 (d)(h)	218,813	163,782
Class M4, 3.535% 12/25/36 (d)(h)	262,748	191,806
Class M5, 3.575% 12/25/36 (d)(h)	241,211	168,848
Class M6, 3.655% 12/25/36 (d)(h)	215,367	149,613
Series 2007-1:
Class A2, 3.405% 3/25/37 (d)(h)	928,755	833,558
Class B1, 3.805% 3/25/37 (d)(h)	296,317	186,496
Class B2, 4.285% 3/25/37 (d)(h)	212,287	128,302
Class B3, 6.485% 3/25/37 (d)(h)	610,325	397,761
Class M1, 3.405% 3/25/37 (d)(h)	247,668	212,375
Class M2, 3.425% 3/25/37 (d)(h)	185,751	155,944
Class M3, 3.455% 3/27/37 (d)(h)	168,061	138,257
Class M4, 3.505% 3/25/37 (d)(h)	123,834	98,912
Class M5, 3.555% 3/25/37 (d)(h)	207,864	161,355
Class M6, 3.635% 3/25/37 (d)(h)	291,895	218,556
Series 2007-2A:
Class A1, 3.405% 7/25/37 (d)(h)	768,322	703,015
Class A2, 3.455% 7/25/37 (d)(h)	720,600	645,053
Class B1, 4.735% 7/25/37 (d)(h)	214,748	149,620
Class B2, 5.385% 7/25/37 (d)(h)	186,115	116,672
Class B3, 6.485% 7/25/37 (d)(h)	205,204	131,523
Class M1, 3.505% 7/25/37 (d)(h)	243,382	195,727
Class M2, 3.545% 7/25/37 (d)(h)	124,077	97,562
Class M3, 3.625% 7/25/37 (d)(h)	124,077	95,648
Class M4, 3.785% 7/25/37 (d)(h)	267,243	214,462
Class M5, 3.885% 7/25/37 (d)(h)	233,837	182,613
Class M6, 4.135% 7/25/37 (d)(h)	295,876	224,587
Series 2007-3:
Class B1, 4.085% 7/25/37 (d)(h)	229,769	157,162
Class B2, 4.735% 7/25/37 (d)(h)	599,203	389,482
Class B3, 7.135% 7/25/37 (d)(h)	306,359	189,177
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M1, 3.445% 7/25/37 (d)(h)	$ 198,232	$ 148,674
Class M2, 3.475% 7/25/37 (d)(h)	211,748	154,576
Class M3, 3.505% 7/25/37 (d)(h)	346,907	343,004
Class M4, 3.635% 7/25/37 (d)(h)	545,139	536,962
Class M5, 3.735% 7/25/37 (d)(h)	274,822	206,117
Class M6, 3.935% 7/25/37 (d)(h)	207,243	134,708
Series 2007-4A:
Class B1, 5.685% 9/25/37 (d)(h)	300,817	203,379
Class B2, 6.585% 9/25/37 (d)(h)	1,130,489	746,473
Class M1, 4.085% 9/25/37 (d)(h)	276,557	243,500
Class M2, 4.185% 9/25/37 (d)(h)	276,557	236,327
Class M4, 4.735% 9/25/37 (d)(h)	737,486	613,154
Class M5, 4.885% 9/25/37 (d)(h)	737,486	604,621
Class M6, 5.085% 9/25/37 (d)(h)	742,338	583,315
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 3.3713% 3/15/22 (d)(h)	490,000	428,750
Class E, 3.4213% 3/15/22 (d)(h)	2,550,000	2,193,000
Class F, 3.4713% 5/15/22 (d)(h)	1,565,000	1,314,600
Class G, 3.5213% 3/15/22 (d)(h)	400,000	328,000
Class H, 3.6713% 3/15/22 (d)(h)	490,000	392,000
Class J, 3.8213% 3/15/22 (d)(h)	490,000	436,100
Class X-1M, 1.12% 3/15/22 (d)(i)	29,854,200	144,608
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	2,409,824	2,363,019
Series 2007-PW17 Class A1, 5.282% 6/11/50	3,507,729	3,452,800
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,588,911	1,556,722
Class X2, 0.5584% 2/11/44 (d)(h)(i)	118,660,000	2,141,659
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 3.1913% 11/15/36 (d)(h)	77,603	74,985
Class A2, 3.2313% 11/15/36 (d)(h)	2,055,000	1,980,237
Class B, 3.2613% 11/15/36 (d)(h)	515,000	496,579
Class C, 3.2913% 11/15/36 (d)(h)	515,000	497,081
Class D, 3.3313% 11/15/36 (d)(h)	410,000	402,863
Class E, 3.3613% 11/15/36 (d)(h)	310,000	302,402
Class F, 3.4313% 8/16/21 (d)(h)	515,000	491,267
Class G, 3.4513% 11/15/36 (d)(h)	515,000	503,890
Class H, 3.4913% 11/15/36 (d)(h)	410,000	398,397
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	4,636,349	4,585,579
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2006-C1 Class A1, 5.043% 8/15/48	$ 8,305,739	$ 8,214,017
COMM sequential payer Series 1999-1 Class A2, 6.455% 5/15/32	7,742,948	7,747,507
COMM pass-thru certificates:
floater:
Series 2005-FL11 Class C, 3.4213% 11/15/17 (d)(h)	1,748,221	1,664,743
Series 2006-FL12 Class AJ, 3.2513% 12/15/20 (d)(h)	5,645,000	5,429,427
Series 2007-FL14:
Class F, 3.6213% 6/15/22 (d)(h)	2,224,544	1,883,911
Class G, 3.6713% 6/15/22 (d)(h)	616,559	516,368
Class H, 3.8213% 6/15/22 (d)(h)	616,559	485,155
Class MLK1, 3.9213% 6/15/22 (d)(h)	1,705,000	1,653,850
Class MLK2, 4.1213% 6/15/22 (d)(h)	945,000	916,650
Class MLK3, 4.3213% 6/15/22 (d)(h)	1,135,000	1,078,250
Series 2004-LBN2 Class X2, 1.0925% 3/10/39 (d)(h)(i)	30,202,268	570,929
Series 2006-C8:
Class A1, 5.11% 12/10/46	1,994,301	1,976,982
Class XP, 0.6928% 12/10/46 (h)(i)	136,399,138	2,886,929
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	5,936,487	5,889,074
Series 2007-C3 Class A1, 5.664% 6/15/39 (h)	1,237,860	1,233,786
Series 2006-C5 Class ASP, 0.8688% 12/15/39 (h)(i)	81,979,242	2,508,917
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TFL2 Class A2, 3.2913% 10/15/21 (d)(h)	5,625,000	5,426,402
sequential payer Series 1998-C1 Class A1B, 6.48% 5/17/40	4,798,168	4,800,205
Series 2002-CP5 Class A1, 4.106% 12/15/35	1,309,133	1,261,398
Series 2003-C4 Class ASP, 0.4795% 8/15/36 (d)(h)(i)	75,535,713	817,123
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 3.4013% 4/15/21 (d)(h)	1,440,000	1,357,842
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	4,373,702	4,402,472
GE Capital Commercial Mortgage Corp.:
Series 2004-C1 Class X2, 1.2356% 11/10/38 (h)(i)	88,460,189	2,114,676
Series 2007-C1 Class XP, 0.4272% 12/10/49 (h)(i)	96,396,677	1,052,796
Commercial Mortgage Securities - continued
	Principal Amount	Value
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	$ 5,440,000	$ 5,047,776
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class X2, 0.8275% 12/10/38 (d)(h)(i)	98,127,090	1,458,522
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	5,062,506	4,943,006
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,390,527	1,372,853
Series 2003-C1 Class XP, 2.1757% 7/5/35 (d)(h)(i)	55,857,340	2,177,682
Series 2003-C2 Class XP, 1.1233% 1/5/36 (d)(h)(i)	100,589,265	2,239,167
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.86% 3/1/20 (d)(h)	4,615,000	4,268,875
Class D, 4.91% 3/1/20 (d)(h)	5,460,000	5,187,138
Class E, 4.98% 3/1/20 (d)(h)	765,000	703,800
Class F, 5.02% 3/1/20 (d)(h)	380,000	347,700
Class G, 5.06% 3/1/20 (d)(h)	190,000	181,202
Class H, 5.19% 3/1/20 (d)(h)	315,000	285,075
Class J, 5.39% 3/1/20 (d)(h)	450,000	405,000
sequential payer Series 2004-C1 Class A1, 3.659% 10/10/28	25,280,350	25,039,143
Series 1998-GLII Class E, 7.176% 4/13/31 (h)	8,460,000	8,463,750
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	1,837,053	1,812,644
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class A, 6.98% 8/3/15 (d)	1,830,547	1,879,648
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1548% 1/15/38 (d)(h)(i)	23,137,745	558,112
Series 2004-CB8 Class X2, 1.2755% 1/12/39 (d)(h)(i)	26,636,057	660,803
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class B, 3.2913% 11/15/18 (d)(h)	995,334	971,206
Class C, 3.3313% 11/15/18 (d)(h)	706,260	692,670
Class D, 3.3513% 11/15/18 (d)(h)	249,655	240,601
Class E, 3.4013% 11/15/18 (d)(h)	374,482	364,882
Class F, 3.4513% 11/15/18 (d)(h)	561,723	538,445
Class G, 3.4813% 11/15/18 (d)(h)	486,170	466,543
Class H, 3.6213% 11/15/18 (d)(h)	374,482	350,285
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C7 Class A2, 5.533% 12/15/25	1,668,844	1,668,121
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C3 Class A2, 3.086% 5/15/27	$ 8,542,768	$ 8,509,856
Series 2006-C7 Class A1, 5.279% 11/15/38	694,174	689,046
Series 2007-C1 Class A1, 5.391% 2/15/40 (h)	902,286	896,420
Series 2007-C2 Class A1, 5.226% 2/15/40	764,424	756,485
Series 2004-C2 Class XCP, 1.2917% 3/1/36 (d)(h)(i)	214,879,490	4,451,379
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	2,825,000	2,804,589
Merrill Lynch Mortgage Trust:
sequential pay Series 2004-MKB1 Class A2, 4.353% 2/12/42	5,185,000	5,126,342
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	5,083,129	5,179,099
Merrill Lynch-CFC Commercial Mortgage Trust:
Series 2006-4 Class XP, 0.8793% 12/12/49 (h)(i)	44,597,075	1,313,915
Series 2007-8 Class A1, 4.622% 8/12/49	1,573,961	1,526,219
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class F, 3.442% 7/15/19 (d)(h)	1,975,000	1,882,770
Series 2007-XLCA Class B, 3.6213% 7/17/17 (d)(h)	2,107,766	1,749,446
Series 2007-XLFA:
Class MHRO, 3.812% 10/15/20 (d)(h)	931,091	716,940
Class MJPM, 4.122% 10/15/20 (d)(h)	288,993	216,745
Class MSTR, 3.822% 10/15/20 (d)(h)	505,000	358,550
Class NHRO, 4.012% 10/15/20 (d)(h)	1,433,151	1,074,863
Class NSTR, 3.972% 10/15/20 (d)(h)	460,000	317,400
sequential payer:
Series 1998-HF2 Class A2, 6.48% 11/15/30	3,007,773	3,006,005
Series 2006-HQ8 Class A1, 5.124% 3/12/44	591,588	588,220
Series 2007-HQ11 Class A1, 5.246% 2/20/44	1,502,605	1,483,363
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,446,565	1,414,261
Series 2007-IQ14 Class A1, 5.38% 4/15/49	3,422,919	3,371,008
Series 2007-T25 Class A1, 5.391% 11/12/49	2,194,326	2,164,801
Series 2006-HQ10 Class X2, 0.6882% 11/1/41 (d)(h)(i)	64,989,329	1,284,755
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	2,024,661	1,994,210
Series 2007-XLC1:
Class C, 3.7213% 7/17/17 (d)(h)	2,604,401	2,109,565
Class D, 3.8213% 7/17/17 (d)(h)	1,223,990	966,952
Class E, 3.9213% 7/17/17 (d)(h)	997,181	767,829
Mortgage Capital Funding, Inc. sequential payer Series 1998-MC2 Class A2, 6.423% 6/18/30	8,951,795	8,927,603
Commercial Mortgage Securities - continued
	Principal Amount	Value
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	$ 9,647,505	$ 9,637,110
Class E3, 7.253% 3/15/13 (d)	11,693,356	11,677,209
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8:
Class AP1, 3.8213% 6/15/20 (h)	142,579	119,054
Class AP2, 3.9213% 6/15/20 (h)	248,088	204,673
Class F, 3.6013% 6/15/20 (h)	3,755,000	3,004,000
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	3,311,781	3,245,836
Series 2006-C29 Class A1, 5.11% 11/15/48	7,788,332	7,688,717
Series 2007-C31 Class A1, 5.14% 4/15/47	1,064,832	1,051,059
Series 2003-C8 Class XP, 0.6725% 11/15/35 (d)(h)(i)	62,439,448	466,629
Series 2003-C9 Class XP, 0.6496% 12/15/35 (d)(h)(i)	43,712,899	488,068
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $340,111,967)		324,525,405
Cash Equivalents - 11.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 177,937,117	177,890,000
(Collateralized by U.S. Government Obligations) # (a)	54,464,429	54,450,000
TOTAL CASH EQUIVALENTS (Cost $232,340,000)		232,340,000
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $2,188,990,159)		2,029,946,735
NET OTHER ASSETS - (4.3)%		(83,789,535)
NET ASSETS - 100%		$ 1,946,157,200
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
354 Eurodollar 90 Day Index Contracts	March 2008	$ 351,513,150	$ 1,605,584
354 Eurodollar 90 Day Index Contracts	June 2008	351,911,400	1,910,959
354 Eurodollar 90 Day Index Contracts	Sept. 2008	352,039,725	1,993,859
354 Eurodollar 90 Day Index Contracts	Dec. 2008	352,044,150	1,916,584
354 Eurodollar 90 Day Index Contracts	March 2009	351,991,050	1,881,209
354 Eurodollar 90 Day Index Contracts	June 2009	351,862,725	1,737,011
354 Eurodollar 90 Day Index Contracts	Sept. 2009	351,681,300	1,873,159
354 Eurodollar 90 Day Index Contracts	Dec. 2009	351,464,475	1,733,384
354 Eurodollar 90 Day Index Contracts	March 2010	351,265,350	688,884
TOTAL EURODOLLAR CONTRACTS			$ 15,340,633

Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)

	August 2037	$ 3,900,000	$ 2,827,500
Receive from JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.405% 7/25/36, and pay monthly notional amount multiplied by 2.45% (j)	August 2036	2,000,000	1,788,378
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34 (j)	Oct. 2034	1,300,000	(312,317)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the proportional notional amount (g)

	August 2045	$ 3,000,000	$ (1,756,770)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	7,000,000	(5,215,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	3,000,000	(2,235,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	3,700,000	(2,756,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	7,000,000	(5,215,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	3,900,000	(2,905,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (g)	August 2037	1,400,000	(1,043,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the porportional notional amount (g)

	August 2045	$ 13,500,000	$ (7,905,465)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of Dow Jones ABX BBB 06-01 Index, par value of the proportional notional amount (g)	August 2045	3,500,000	(2,835,000)
Receive monthly a fixed rate of 1.54% multiplied by the notional amount and pay to Bear Stearns, Inc. upon each credit event of one of the issues of Dow Jones ABX BBB 06-01 Index, par value of the proportional notional amount (g)	August 2045	6,000,000	(4,860,000)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (j)	August 2035	3,000,000	(2,253,586)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36 (j)	Sept. 2036	1,300,000	(1,096,919)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34 (j)	Dec. 2034	537,129	(247,213)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36 (j)	Sept. 2036	1,300,000	(1,160,667)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36 (j)

	August 2036	$ 10,000,000	$ (8,941,889)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36 (j)	Oct. 2036	10,000,000	(8,880,978)
TOTAL CREDIT DEFAULT SWAPS		85,337,129	(55,004,926)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.108% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2009	50,000,000	2,578,500
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	30,000,000	(1,845,653)
		$ 165,337,129	$ (54,272,079)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,094,312 or 19.2% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,087,287.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $46,880,193.
(g) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $249,674,633 or 12.8% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$177,890,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 7,244,156
Banc of America Securities LLC	11,585,718
Bank of America, NA	17,385,975
Barclays Capital, Inc.	86,674,531
ING Financial Markets LLC	18,054,425
J.P. Morgan Securities, Inc.	5,795,325
Societe Generale, New York Branch	15,212,727
UBS Securities LLC	14,488,312
WestLB AG	1,448,831
$ 177,890,000
$54,450,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 31,016,672
Bank of America, NA	19,385,420
Barclays Capital, Inc.	4,047,908
$ 54,450,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 844,369
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 43,706,778	$ -	$ 41,071,890	$ -	0.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $52,326,900 and repurchase agreements of $232,340,000) - See accompanying schedule: Unaffiliated issuers (cost $2,188,990,159)		$ 2,029,946,735
Receivable for investments sold		14,588,920
Receivable for swap agreements		99,229
Interest receivable		8,430,515
Receivable for daily variation on futures contracts		1,827,500
Total assets		2,054,892,899

Liabilities
Payable to custodian bank	$ 320,012
Swap agreements, at value	54,272,079
Other payables and accrued expenses	18,784
Collateral on securities loaned, at value	54,124,824
Total liabilities		108,735,699

Net Assets		$ 1,946,157,200
Net Assets consist of:
Paid in capital		$ 2,133,960,159
Net unrealized appreciation (depreciation) on investments		(187,802,959)
Net Assets, for 21,640,657 shares outstanding		$ 1,946,157,200
Net Asset Value, offering price and redemption price per share ($1,946,157,200 ÷ 21,640,657 shares)		$ 89.93

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations

Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 63,667,804
Income from Fidelity Central Funds		844,369
Total income		64,512,173

Expenses
Custodian fees and expenses	$ 29,535
Independent directors' compensation	5,369
Total expenses before reductions	34,904
Expense reductions	(31,042)	3,862
Net investment income		64,508,311
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(53,088,960)
Fidelity Central Funds	(4,923,080)
Futures contracts	(597,451)
Swap agreements	(27,505,917)
Total net realized gain (loss)		(86,115,408)
Change in net unrealized appreciation (depreciation) on: Investment securities	(67,414,539)
Futures contracts	15,218,569
Swap agreements	(2,416,426)
Total change in net unrealized appreciation (depreciation)		(54,612,396)
Net gain (loss)		(140,727,804)
Net increase (decrease) in net assets resulting from operations		$ (76,219,493)

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	For the period September 25, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 64,508,311	$ 118,312,012
Net realized gain (loss)	(86,115,408)	(7,015,865)
Change in net unrealized appreciation (depreciation)	(54,612,396)	(120,986,215)
Net increase (decrease) in net assets resulting from operations	(76,219,493)	(9,690,068)
Distributions to partners from net investment income	(64,129,545)	(118,607,719)
Affiliated share transactions Proceeds from sales of shares	47,994,225	1,240,752,589
Contributions in-kind	-	1,674,163,523
Reinvestment of distributions	64,129,544	25,480,138
Cost of shares redeemed	(805,706,568)	(32,009,426)
Net increase (decrease) in net assets resulting from share transactions	(693,582,799)	2,908,386,824
Total increase (decrease) in net assets	(833,931,837)	2,780,089,037

Net Assets
Beginning of period	2,780,089,037	-
End of period	$ 1,946,157,200	$ 2,780,089,037
Other Information Shares
Sold	518,414	12,446,121
Issued for in-kind contributions	-	16,741,635
Issued in reinvestment of distributions	689,755	263,929
Redeemed	(8,697,716)	(321,481)
Net increase (decrease)	(7,489,547)	29,130,204

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended February 29, 2008	Year ended August 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 95.44	$ 100.00
Income from Investment Operations
Net investment income D	2.455	4.836
Net realized and unrealized gain (loss)	(5.545)	(4.540)
Total from investment operations	(3.090)	.296
Distributions to partners from net investment income	(2.420)	(4.856)
Net asset value, end of period	$ 89.93	$ 95.44
Total Return B, C	(3.29)%	.23%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% A, G
Expenses net of all reductions	-% A, G	-% A, G
Net investment income	5.26% A	5.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,946,157	$ 2,780,089
Portfolio turnover rate F	52% A	59% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period September 25, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity 1-3 Year Duration Securitized Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period end by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,323,482
Unrealized depreciation	(169,628,560)
Net unrealized appreciation (depreciation)	$ (158,305,078)
Cost for federal income tax purposes	$ 2,188,251,813

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

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4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $195,559,497 and $721,805,338, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,408.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $5,369.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $25,673.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

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Semiannual Report

Semiannual Report

Fidelity® 2-5 Year Duration
Securitized Bond Central Fund

Semiannual Report

February 29, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

25CEN-SANN-0408
1.833853.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 978.50	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0015%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 9.2%	U.S. Government and U.S. Government Agency Obligations 14.3%
AAA 65.4%	AAA 54.8%
AA 12.2%	AA 14.6%
A 4.9%	A 9.8%
BBB 3.3%	BBB 4.5%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.6%	Not Rated 1.0%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	4.5	4.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.6	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	U.S. Government and U.S. Government Agency Obligations 9.2%		U.S. Government and U.S. Government Agency Obligations 14.3%
	Asset-Backed Securities 8.0%		Asset-Backed Securities 17.5%
	CMOs and Other Mortgage Related Securities 78.5%		CMOs and Other Mortgage Related Securities 67.3%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	1.4%	**Foreign investments	2.2%
* Futures and Swaps	15.4%	**Futures and Swaps	6.6%

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency Obligations - 8.4%
	Principal Amount	Value
Fannie Mae:
3.625% 2/12/13	$ 58,100,000	$ 58,800,105
4.75% 3/12/10 (c)	25,000,000	26,163,450
Freddie Mac:
2.875% 4/30/10 (e)	73,600,000	74,281,683
4.25% 7/15/09	2,800,000	2,874,122
4.75% 3/5/12 (e)	29,000,000	30,785,240
4.875% 2/9/10 (e)	40,000,000	41,898,800
5.25% 7/18/11	40,500,000	43,496,433
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $269,143,890)		278,299,833
Asset-Backed Securities - 8.0%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,933,848	3,514,649
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	2,895,000	2,684,701
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	5,915,000	4,825,043
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE7 Class A4, 3.275% 11/25/36 (g)	6,425,000	5,553,609
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.2806% 4/4/17 (b)(d)(g)	10,000,000	0
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (g)	2,943,477	2,815,622
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (g)	2,271,963	2,203,450
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,880,000	4,758,933
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	1,200,968	1,189,486
Citigroup Mortgage Loan Trust Series 2006-NC2 Class A2B, 3.395% 9/25/36 (g)	1,775,000	1,489,337
CPS Auto Receivables Trust:
Series 2006-A Class A4, 5.29% 11/15/12 (d)	13,839,990	14,047,842
Series 2006-D Class A4, 5.115% 8/15/13 (d)	5,324,999	5,048,099
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 3.195% 10/25/36 (g)	1,680,609	1,640,956
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	14,265,000	13,959,729
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (g)	1,290,000	1,267,425
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	$ 1,395,000	$ 1,255,500
Fremont Home Loan Trust Series 2006-3 Class 2A1, 3.405% 2/25/37 (g)	128,553	127,107
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	17,263,285	17,683,403
GE Business Loan Trust Series 2006-2A:
Class A, 3.3013% 11/15/34 (d)(g)	7,722,473	7,326,436
Class B, 3.4013% 11/15/34 (d)(g)	2,792,263	2,599,078
Class C, 3.5013% 11/15/34 (d)(g)	4,631,599	4,211,235
Class D, 3.8713% 11/15/34 (d)(g)	1,762,175	1,512,889
GE Equipment Midticket LLC Series 2006-1:
Class B, 3.2713% 9/15/17 (g)	3,280,000	3,134,332
Class C, 3.4413% 9/15/17 (g)	1,910,000	1,793,285
GSAMP Trust Series 2006-FM3 Class ABS, 3.335% 11/25/36 (g)	7,680,000	5,940,004
Holmes Master Issuer PLC Series 2006-1A:
Class 2C, 4.6475% 7/15/40 (d)(g)	900,000	799,020
Class 2M, 4.4475% 7/15/40 (d)(g)	1,840,000	1,753,175
Home Equity Asset Trust Series 2006-8 Class 2A1, 3.185% 3/25/37 (g)	170,177	166,428
Keycorp Student Loan Trust Series 2006-A Class 2C, 6.35% 3/27/42 (g)	5,700,000	4,141,409
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (d)	15,140,000	15,026,450
Class C, 4.13% 11/20/37 (d)	43,140,000	40,430,269
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	9,242,500	8,770,264
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 3.685% 6/25/35 (g)	2,905,000	2,601,136
Series 2006-10 Class 2A3, 3.295% 11/25/36 (g)	2,685,000	1,812,375
Series 2006-8 Class 2A1, 3.175% 9/25/36 (g)	1,384,580	1,360,783
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (d)	208,662	191,124
Class C, 5.691% 10/20/28 (d)	94,593	86,097
Class D, 6.01% 10/20/28 (d)	1,112,864	981,991
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (d)(g)	5,000,000	4,858,000
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1 Class A1A, 3.395% 6/25/35 (g)	2,449,262	2,172,955
Morgan Stanley ABS Capital I Trust Series 2006-HE6 Class A2A, 3.175% 9/25/36 (g)	4,210,415	4,078,840
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (g)	261,269	255,840
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A3, 3.285% 11/25/36 (g)	$ 5,505,000	$ 4,282,719
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	24,925,000	7,974,255
Series 2006-4 Class D, 4.235% 5/25/32 (g)	4,300,000	1,075,000
Newcastle CDO VIII Series 2006-8A Class 4, 3.735% 11/1/52 (d)(g)	9,300,000	3,999,000
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	763,028	767,915
Ownit Mortgage Loan Trust Series 2006-6 Class A2A, 3.195% 9/25/37 (g)	1,676,529	1,648,762
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 3.365% 12/25/36 (g)	2,970,000	973,566
Santander Drive Auto Receivables Trust Series 2007-3 Class A4A, 5.52% 10/15/14	6,500,000	5,175,950
Structured Asset Securities Corp. Series 2004-1 Class 1A, 3.435% 4/25/34 (g)	10,910,312	10,265,927
Superior Wholesale Inventory Financing Trust:
Series 2004-A10 Class B, 3.4013% 9/15/11 (g)	5,905,000	5,019,250
Series 2007-AE1 Class C, 3.7213% 1/15/12 (g)	1,700,000	1,190,000
Trapeza CDO XII Ltd./, Inc. Series 2007-12A:
Class A3, 5.1063% 4/6/42 (d)(g)	1,140,000	995,231
Class B, 5.2063% 4/6/42 (d)(g)	7,780,000	6,596,506
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	4,600,000	4,111,940
Turquoise Card Backed Securities PLC Series 2006-2:
Class B, 3.2713% 10/17/11 (g)	5,065,000	4,786,425
Class C, 3.4713% 10/17/11 (g)	4,755,000	4,367,914
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.9213% 6/15/20 (g)	3,133,494	2,616,467
TOTAL ASSET-BACKED SECURITIES (Cost $301,460,411)		265,915,133
Collateralized Mortgage Obligations - 5.1%

Private Sponsor - 5.1%
Arkle Master Issuer PLC floater Series 2007-1A Class 1C, 3.33% 2/17/52 (d)(g)	7,080,000	6,938,400
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/49	555,000	417,118
Class C, 5.6984% 4/10/49	1,480,000	1,077,331
Class D, 5.6984% 4/10/49	740,000	507,492
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc. Series 2005-J Class 2A5, 5.0887% 11/25/35 (g)	$ 4,840,000	$ 4,771,095
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4074% 8/25/34 (g)	4,932,743	4,871,119
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	11,171,000	8,300,294
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 4.5813% 7/16/34 (d)(g)	10,000,000	9,355,215
Countrywide Home Loans, Inc. 4.4074% 6/20/35 (g)	1,910,000	1,870,556
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (g)	1,952,893	1,930,702
Granite Master Issuer PLC floater Series 2006-4:
Class B1, 5.4288% 12/20/54 (g)	4,415,000	3,929,350
Class C1, 5.0963% 12/20/54 (g)	2,700,000	2,133,000
Class M1, 5.0988% 12/20/54 (g)	1,165,000	1,013,550
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (g)	1,668,870	1,647,102
Class A3, 5.447% 6/12/47 (g)	18,965,000	17,593,859
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	3,871,128	3,915,890
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.6213% 6/15/22 (d)(g)	22,591,594	20,106,519
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	42,815,000	41,466,366
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (d)	2,041,348	1,859,221
Series 2006-C2 Class H, 6.308% 7/18/33 (d)	1,370,000	1,169,065
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.17% 10/20/35 (g)	5,095,000	5,035,882
WaMu Mortgage pass-thru certificates Series 2006-AR10 Class 1A4, 5.9401% 9/25/36 (g)	10,535,000	10,454,638
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A6, 5.2395% 4/25/36 (g)	17,545,000	17,393,097
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $179,732,548)		167,756,861
Commercial Mortgage Securities - 74.2%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.4398% 2/14/43 (g)	11,700,000	13,521,394
Commercial Mortgage Securities - continued
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5: - continued
Class A2, 7.0698% 2/14/43 (g)	$ 7,355,000	$ 7,689,429
Class A3, 7.1198% 2/14/43 (g)	7,940,000	8,448,656
Class PS1, 1.5974% 2/14/43 (g)(h)	55,021,318	2,417,697
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9117% 5/10/45 (g)	11,675,000	11,490,029
Series 2006-4 Class A1, 5.363% 5/10/11 (g)	5,243,809	5,216,598
Series 2006-5:
Class A1, 5.185% 7/10/11	9,432,608	9,328,693
Class A2, 5.317% 10/10/11	103,595,000	101,408,172
Class A3, 5.39% 2/10/14	13,945,000	13,120,312
Series 2006-6 Class A3, 5.369% 12/10/16	20,000,000	18,804,402
Series 2007-2 Class A1, 5.421% 1/10/12	2,506,352	2,477,821
Series 2007-4 Class A3, 6.0029% 2/10/51 (g)	9,973,000	9,551,616
Series 2006-5 Class XP, 0.832% 9/10/47 (h)	172,767,482	4,446,741
Series 2006-6:
Class E, 5.619% 10/10/45 (d)	5,777,000	5,009,013
Class XP, 0.6029% 10/10/45 (g)(h)	63,285,081	1,197,215
Series 2007-3 Class A3, 5.8378% 6/10/49 (g)	16,700,000	15,879,339
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	3,200,000	3,299,339
Series 2004-2:
Class A3, 4.05% 11/10/38	13,527,000	13,136,083
Class A4, 4.153% 11/10/38	12,682,000	12,156,939
Series 2004-4 Class A3, 4.128% 7/10/42	7,860,000	7,738,545
Series 2005-1 Class A3, 4.877% 11/10/42	34,460,023	34,146,299
Series 2006-1 Class A1, 5.219% 9/10/45 (g)	13,469,346	13,391,536
Series 2001-3 Class H, 6.562% 4/11/37 (d)	5,590,000	5,794,246
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	2,500,000	2,576,672
Class K, 6.15% 5/11/35 (d)	4,650,000	4,284,327
Series 2005-3 Series A3B, 5.09% 7/10/43 (g)	31,065,000	30,124,746
Series 2005-6 Class A3, 5.3528% 9/10/47 (g)	18,000,000	17,531,489
Series 2007-1 Class B, 5.543% 1/15/49	6,021,000	4,470,815
Banc of America Large Loan, Inc. floater Series 2006-BIX1 Class F, 3.4313% 10/15/19 (d)(g)	7,275,828	6,883,677
Bayview Commercial Asset Trust:
floater:
Series 2005-2A Class A1, 3.445% 8/25/35 (d)(g)	2,856,768	2,663,936
Series 2005-3A Class A2, 3.535% 11/25/35 (d)(g)	1,002,610	904,545
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A Class A1, 3.365% 7/25/36 (d)(g)	$ 14,517,828	$ 13,229,371
Series 2006-4A Class A2, 3.405% 12/25/36 (d)(g)	3,230,507	2,884,489
Series 2007-1:
Class A2, 3.405% 3/25/37 (d)(g)	1,256,031	1,127,288
Class B1, 3.805% 3/25/37 (d)(g)	402,461	253,301
Class B2, 4.285% 3/25/37 (d)(g)	291,895	176,415
Class B3, 6.485% 3/25/37 (d)(g)	827,035	538,995
Class M1, 3.405% 3/25/37 (d)(g)	340,544	292,016
Class M2, 3.425% 3/25/37 (d)(g)	252,091	211,638
Class M3, 3.455% 3/27/37 (d)(g)	225,555	185,555
Class M4, 3.505% 3/25/37 (d)(g)	168,061	134,238
Class M5, 3.555% 3/25/37 (d)(g)	283,049	219,717
Class M6, 3.635% 3/25/37 (d)(g)	393,615	294,720
Series 2007-2A:
Class A1, 3.405% 7/25/37 (d)(g)	1,092,831	999,940
Class A2, 3.455% 7/25/37 (d)(g)	1,021,248	914,180
Class B1, 4.735% 7/25/37 (d)(g)	300,648	209,467
Class B2, 5.385% 7/25/37 (d)(g)	262,470	164,537
Class B3, 6.485% 7/25/37 (d)(g)	295,876	189,639
Class M1, 3.505% 7/25/37 (d)(g)	343,598	276,321
Class M2, 3.545% 7/25/37 (d)(g)	175,617	138,087
Class M3, 3.625% 7/25/37 (d)(g)	176,571	136,115
Class M4, 3.785% 7/25/37 (d)(g)	377,003	302,545
Class M5, 3.885% 7/25/37 (d)(g)	334,053	260,875
Class M6, 4.135% 7/25/37 (d)(g)	419,953	318,769
Series 2007-3:
Class B1, 4.085% 7/25/37 (d)(g)	288,338	197,223
Class B2, 4.735% 7/25/37 (d)(g)	752,382	489,049
Class B3, 7.135% 7/25/37 (d)(g)	387,454	239,253
Class M1, 3.445% 7/25/37 (d)(g)	252,296	189,222
Class M2, 3.475% 7/25/37 (d)(g)	265,812	194,043
Class M3, 3.505% 7/25/37 (d)(g)	437,013	432,096
Class M4, 3.635% 7/25/37 (d)(g)	689,308	678,969
Class M5, 3.735% 7/25/37 (d)(g)	342,402	256,801
Class M6, 3.935% 7/25/37 (d)(g)	261,306	169,849
Series 2007-4A:
Class B1, 5.685% 9/25/37 (d)(g)	384,269	259,801
Class B2, 6.585% 9/25/37 (d)(g)	1,450,713	957,921
Class M1, 4.085% 9/25/37 (d)(g)	359,039	316,123
Class M2, 4.185% 9/25/37 (d)(g)	359,039	306,810
Class M4, 4.735% 9/25/37 (d)(g)	946,117	786,611
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2007-4A:
Class M5, 4.885% 9/25/37 (d)(g)	$ 946,117	$ 775,665
Class M6, 5.085% 9/25/37 (d)(g)	950,969	747,253
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	37,386,224	1,114,109
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(h)	64,435,770	9,343,187
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 3.3713% 3/15/22 (d)(g)	700,000	612,500
Class E, 3.4213% 3/15/22 (d)(g)	3,645,000	3,134,700
Class F, 3.4713% 5/15/22 (d)(g)	2,240,000	1,881,600
Class G, 3.5213% 3/15/22 (d)(g)	575,000	471,500
Class H, 3.6713% 3/15/22 (d)(g)	700,000	560,000
Class J, 3.8213% 3/15/22 (d)(g)	700,000	623,000
Class X-1M, 1.12% 3/15/22 (d)(h)	42,730,158	206,976
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	8,185,669	8,090,397
Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	9,265,000	9,510,287
Series 2004-PWR3 Class A3, 4.487% 2/11/41	12,515,000	12,321,782
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	11,693,073	11,465,964
Series 2007-PW17 Class A1, 5.282% 6/11/50	4,800,304	4,725,133
Series 2007-T26 Class A1, 5.145% 1/12/45 (g)	4,618,627	4,532,103
Series 2003-PWR2 Class X2, 0.6288% 5/11/39 (d)(g)(h)	102,137,426	1,477,377
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	15,915,000	16,364,158
Class D, 4.986% 5/14/16 (d)	6,265,000	6,449,113
Class E, 5.064% 5/14/16 (d)	19,465,000	20,055,080
Class F, 5.182% 5/14/16 (d)	4,675,000	4,823,281
Series 2006-PW13 Class A3, 5.518% 9/11/41	35,295,000	33,340,631
Series 2006-PW14 Class X2, 0.842% 12/1/38 (d)(g)(h)	155,967,257	4,549,580
Series 2006-T22 Class A1, 5.415% 4/12/38 (g)	2,833,688	2,825,752
Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,207,075	2,162,363
Class X2, 0.5584% 2/11/44 (d)(g)(h)	164,865,000	2,975,599
Series 2007-PW16:
Class B, 5.713% 6/11/40 (d)	1,600,000	1,257,178
Class C, 5.713% 6/11/40 (d)	1,335,000	998,845
Class D, 5.713% 6/11/40 (d)	1,335,000	936,735
Series 2007-PW18 Class X2, 0.5388% 6/11/50 (d)(h)	1,038,000,000	19,949,114
Series 2007-T26 Class X2, 0.2992% 1/12/45 (d)(g)(h)	150,388,000	1,152,559
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-T28:
Class A1, 5.422% 9/11/42	$ 2,036,890	$ 2,012,732
Class X2, 0.3554% 9/11/42 (d)(g)(h)	523,875,000	6,221,016
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	11,750,000	12,431,299
Class XCL, 1.0423% 5/15/35 (d)(g)(h)	188,827,217	8,716,982
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	4,010,000	4,160,410
Class F, 7.734% 1/15/32	2,170,000	2,251,394
Series 2001-245 Class A2, 6.4842% 2/12/16 (d)(g)	10,165,000	10,374,904
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,652,411	4,760,630
Citigroup Commercial Mortgage Trust:
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	17,000,000	14,970,625
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	11,897,087	11,766,809
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A2A, 5.237% 12/11/49	8,900,000	8,669,475
Series 2007-CD4:
Class A1, 4.977% 12/11/49	3,540,446	3,471,114
Class A3, 5.293% 12/11/49	9,735,000	9,081,094
Class C, 5.476% 12/11/49	18,828,000	13,459,706
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	1,854,159	1,816,376
Series 2007-C3 Class A3, 6.0151% 5/15/46 (g)	10,000,000	9,578,619
Series 2006-C1 Class B, 5.359% 8/15/48	30,000,000	21,839,460
COMM pass-thru certificates:
floater Series 2007-FL14:
Class F, 3.6213% 6/15/22 (d)(g)	3,156,781	2,673,399
Class G, 3.6713% 6/15/22 (d)(g)	873,047	731,177
Class H, 3.8213% 6/15/22 (d)(g)	873,047	686,979
Class MLK1, 3.9213% 6/15/22 (d)(g)	2,420,000	2,347,400
Class MLK2, 4.1213% 6/15/22 (d)(g)	1,345,000	1,304,650
Class MLK3, 4.3213% 6/15/22 (d)(g)	1,610,000	1,529,500
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (g)	940,000	932,163
Series 2006-C8 Class A3, 5.31% 12/10/46	28,495,000	26,696,695
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	16,905,000	16,727,312
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
Series 2006-C8 Class B, 5.44% 12/10/46	$ 17,318,000	$ 13,130,049
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (g)	9,826,722	10,048,111
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class AJ, 5.373% 12/15/39	20,250,000	15,630,384
Series 2007-C3 Class A1, 5.664% 6/15/39 (g)	1,490,954	1,486,048
Series 2006-C4 Class AAB, 5.439% 9/15/39	56,915,000	55,125,188
Series 2007-C2 Class A1, 5.269% 1/15/49	1,279,539	1,266,665
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2006-TF2A:
Class A2, 4.6213% 7/15/19 (d)(g)	2,206,396	1,831,309
Class SHDC, 4.1213% 7/15/19 (d)(g)	1,053,122	877,745
Series 2006-TFL2:
Class A2, 3.2913% 10/15/21 (d)(g)	11,250,000	10,852,803
Class SHDD, 4.4713% 7/15/19 (d)(g)	591,812	491,204
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	21,738,784	22,228,676
Series 2000-C1 Class A2, 7.545% 4/15/62	23,206,705	23,917,884
Series 2001-CK6 Class B, 6.582% 8/15/36	10,000,000	10,270,333
Series 2004-C1:
Class A3, 4.321% 1/15/37	4,960,000	4,834,518
Class A4, 4.75% 1/15/37	4,655,000	4,416,367
Series 1998-C1 Class D, 7.17% 5/17/40	12,300,000	12,746,504
Series 1999-C1 Class E, 8.1632% 9/15/41 (g)	10,335,000	10,617,984
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	30,387,243	747,669
Series 2001-CKN5 Class AX, 0.9641% 9/15/34 (d)(g)(h)	99,591,157	4,704,109
Series 2006-C1 Class A3, 5.711% 2/15/39 (g)	52,800,000	51,533,365
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (g)	2,825,000	1,482,826
Class J, 5.9985% 5/15/23 (d)(g)	4,770,000	2,421,662
Credit Suisse Mortgage Capital Certificates:
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,557,773	1,542,803
Series 2007-C1:
Class ASP, 0.6209% 2/15/40 (g)(h)	213,720,000	4,227,061
Class B, 5.487% 2/15/40 (d)(g)	15,286,000	11,299,905
CSMC Commercial Mortgage Trust floater Series 2006-TFLA Class D, 3.4013% 4/15/21 (d)(g)	1,690,000	1,593,579
Commercial Mortgage Securities - continued
	Principal Amount	Value
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 42,419,183	$ 44,102,083
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	3,565,000	3,583,647
Class G, 6.936% 3/15/33 (d)	6,580,000	6,589,453
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	22,000,000	20,832,438
Series 2001-1 Class X1, 0.6691% 5/15/33 (d)(g)(h)	106,086,582	2,979,675
Series 2005-C1 Class B, 4.846% 6/10/48 (g)	2,855,000	2,298,932
Series 2007-C1 Class XP, 0.4272% 12/10/49 (g)(h)	134,304,977	1,466,812
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	24,997,488	25,113,311
Global Signal Trust III Series 2006-1 Class B, 5.588% 2/15/36	19,225,000	17,838,878
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.9244% 5/10/43 (g)(h)	80,747,422	1,497,283
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	6,385,000	6,320,714
Series 2007-GG11 Class A1, 5.358% 12/10/49	6,964,661	6,800,261
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,849,579	1,826,071
Series 2005-GG3 Class XP, 0.9644% 8/10/42 (d)(g)(h)	340,259,641	6,971,206
Series 2006-GG7 Class A3, 6.1101% 7/10/38	26,360,000	26,118,060
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (d)(h)	261,797,000	4,473,587
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.86% 3/1/20 (d)(g)	5,845,000	5,406,625
Class D, 4.91% 3/1/20 (d)(g)	15,580,000	14,801,394
Class E, 4.98% 3/1/20 (d)(g)	965,000	887,800
Class F, 5.02% 3/1/20 (d)(g)	480,000	439,200
Class G, 5.06% 3/1/20 (d)(g)	240,000	228,887
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (d)	15,710,000	17,201,027
Series 2004-GG2 Class A4, 4.964% 8/10/38	3,100,000	3,049,756
Series 2001-LIBA Class C, 6.733% 2/14/16 (d)	4,945,000	5,430,707
Series 2005-GG4 Class XP, 0.8709% 7/10/39 (d)(g)(h)	262,994,835	6,162,521
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	58,640,000	58,168,816
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	$ 4,765,000	$ 4,671,327
Series 2006-GG8 Class B, 5.662% 11/10/39	6,070,000	4,707,143
Series 2007-GG10:
Class A1, 5.69% 8/10/45	2,226,134	2,196,556
Class B, 5.9933% 8/10/45 (g)	12,500,000	9,457,633
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (d)	765,508	810,806
Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	18,755,000	20,817,167
Host Marriott Pool Trust:
sequential payer Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	2,420,000	2,560,510
Series 1999-HMTA Class F, 8.31% 8/3/15 (d)	5,400,000	5,734,664
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB15 Class A3, 5.819% 6/12/43 (g)	15,056,000	14,797,583
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	4,750,000	4,367,282
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 3.2913% 11/15/18 (d)(g)	1,241,704	1,211,604
Class C, 3.3313% 11/15/18 (d)(g)	883,646	866,642
Class D, 3.3513% 11/15/18 (d)(g)	312,068	300,751
Class E, 3.4013% 11/15/18 (d)(g)	466,460	454,503
Class F, 3.4513% 11/15/18 (d)(g)	699,690	670,695
Class G, 3.4813% 11/15/18 (d)(g)	607,712	583,179
Class H, 3.6213% 11/15/18 (d)(g)	466,460	436,320
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	11,425,000	11,215,109
Series 2006-CB14 Class A3B, 5.6681% 12/12/44 (g)	29,740,000	28,242,552
Series 2007-CB19 Class A4, 5.9373% 2/12/49 (g)	10,000,000	9,611,867
Series 2007-LD11 Class A2, 5.9922% 6/15/49 (g)	28,075,000	27,790,384
Series 2004-LDP4 Class D, 5.2907% 10/15/42 (g)	9,000,000	6,766,920
Series 2005-CB13 Class E, 5.5419% 1/12/43 (d)(g)	5,060,000	3,734,732
Series 2006-CB17 Class A3, 5.45% 12/12/43	2,850,000	2,767,396
Series 2007-CB19:
Class B, 5.7442% 2/12/49	855,000	632,700
Class C, 5.7462% 2/12/49	2,235,000	1,630,164
Class D, 5.7462% 2/12/49	2,350,000	1,686,854
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,425,710	1,406,435
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (g)	$ 1,910,000	$ 1,537,636
Class CS, 5.466% 1/15/49 (g)	825,000	650,428
Class ES, 5.7355% 1/15/49 (d)(g)	5,170,000	3,658,677
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	4,123,000	3,901,856
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 6.1339% 7/15/44 (g)	1,985,000	1,445,031
Class G, 6.1339% 7/15/44 (d)(g)	3,505,000	2,431,535
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	19,918,558	20,731,199
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920,000	1,977,627
Series 2001-C3 Class A1, 6.058% 6/15/20	1,989,419	2,008,415
Series 2005-C3 Class A2, 4.553% 7/15/30	16,590,000	16,334,390
Series 2006-C1 Class A2, 5.084% 2/15/31	4,797,000	4,714,485
Series 2006-C3 Class A1, 5.478% 3/15/39	1,706,278	1,704,688
Series 2006-C6:
Class A1, 5.23% 9/15/39	1,768,293	1,753,542
Class A2, 5.262% 9/15/39 (g)	17,450,000	17,110,081
Series 2006-C7:
Class A1, 5.279% 11/15/38	865,521	859,127
Class A2, 5.3% 11/15/38	11,000,000	10,766,348
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	1,283,534	1,275,189
Series 2007-C2 Class A1, 5.226% 2/15/40	1,071,109	1,059,986
Series 2000-C5 Class E, 7.29% 12/15/32	700,000	691,341
Series 2001-C3 Class B, 6.512% 6/15/36	19,330,000	19,837,932
Series 2001-C7 Class D, 6.514% 11/15/33	11,000,000	11,593,661
Series 2003-C3 Class XCP, 0.7738% 3/11/37 (d)(g)(h)	44,323,496	1,002,141
Series 2004-C4 Class A2, 4.567% 6/15/29 (g)	3,335,000	3,310,905
Series 2005-C3 Class XCP, 0.9263% 7/15/40 (g)(h)	42,718,480	1,030,870
Series 2006-C6 Class XCP, 0.826% 9/15/39 (g)(h)	65,673,035	1,835,890
Series 2007-C1:
Class C, 5.533% 2/15/40 (g)	22,000,000	15,890,780
Class D, 5.563% 2/15/40 (g)	4,000,000	2,806,844
Class E, 5.582% 2/15/40 (g)	2,000,000	1,337,681
Class XCP, 0.6553% 2/15/40 (g)(h)	25,590,472	585,277
Series 2007-C2 Class XCP, 0.5028% 2/17/40 (g)(h)	123,190,000	3,016,751
Series 2007-C7:
Class A3, 5.866% 9/15/45	17,698,000	17,095,909
Class XCP, 0.3201% 9/15/45 (g)(h)	857,143,000	15,557,145
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	$ 2,860,000	$ 2,981,123
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	17,750,000	18,792,868
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	7,430,000	7,343,642
Series 2005-MCP1 Class A2, 4.556% 6/12/43	20,145,000	19,765,341
Series 2007-C1 Class A1, 4.533% 6/12/50	6,209,483	6,326,718
Series 2005-CKI1 Class A3, 5.4164% 11/12/37 (g)	16,420,000	16,046,998
Series 2005-LC1 Class F, 5.5553% 1/12/44 (d)(g)	8,700,000	6,242,426
Series 2006-C1 Class A2, 5.7971% 5/12/39 (g)	14,100,000	13,976,185
Series 2007-C1 Class A4, 6.0229% 6/12/50 (g)	15,000,000	14,529,039
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 4.4394% 12/12/49 (g)	4,660,000	4,504,869
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	10,640,000	10,376,217
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	8,595,000	8,239,518
Series 2007-5:
Class A1, 4.275% 12/12/11	1,138,431	1,107,205
Class A3, 5.364% 8/12/48	3,900,000	3,493,659
Class B, 5.479% 2/12/17	30,000,000	21,485,739
Series 2006-4 Class XP, 0.8793% 12/12/49 (g)(h)	194,537,035	5,731,431
Series 2007-6:
Class A1, 5.175% 3/12/51	1,287,789	1,272,946
Class B, 5.635% 3/12/51 (g)	10,000,000	8,473,577
Series 2007-7 Class B, 5.75% 6/25/50	870,000	636,147
Series 2007-8 Class A1, 4.622% 8/12/49	2,147,165	2,082,037
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class F, 3.442% 7/15/19 (d)(g)	2,320,000	2,211,659
Series 2007-XLCA Class B, 3.6213% 7/17/17 (d)(g)	2,678,701	2,223,322
Series 2007-XLFA:
Class MHRO, 3.812% 10/15/20 (d)(g)	1,236,891	952,406
Class MJPM, 4.122% 10/15/20 (d)(g)	381,276	285,957
Class MSTR, 3.822% 10/15/20 (d)(g)	675,000	479,250
Class NHRO, 4.012% 10/15/20 (d)(g)	1,903,260	1,427,445
Class NSTR, 3.972% 10/15/20 (d)(g)	615,000	424,350
sequential payer:
Series 2003-IQ5 Class X2, 0.9328% 4/15/38 (d)(g)(h)	37,976,302	964,815
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	$ 4,715,058	$ 4,618,191
Series 2005-IQ9 Class A3, 4.54% 7/15/56	14,850,000	14,236,245
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,516,345	4,468,981
Series 2006-T23 Class A1, 5.682% 8/12/41	12,087,607	12,092,313
Series 2007-HQ11:
Class A1, 5.246% 2/20/44	2,000,562	1,974,943
Class A31, 5.439% 2/20/44 (g)	5,065,000	4,867,808
Series 2007-IQ13 Class A1, 5.05% 3/15/44	2,035,230	1,989,781
Series 2007-IQ14 Class A1, 5.38% 4/15/49	4,267,178	4,202,463
Series 2007-IQ15 Class A1, 5.519% 6/11/49	20,609,331	20,357,691
Series 2007-T25 Class A2, 5.507% 11/12/49	9,830,000	9,528,265
Series 2003-IQ6 Class X2, 0.7148% 12/15/41 (d)(g)(h)	78,700,692	1,496,525
Series 2005-IQ9 Class X2, 1.1687% 7/15/56 (d)(g)(h)	148,395,236	4,836,008
Series 2006-HQ8 Class A3, 5.6135% 3/12/16 (g)	15,510,000	15,279,213
Series 2006-HQ9 Class B, 5.832% 7/12/44 (g)	14,840,000	11,734,344
Series 2006-IQ11 Class A3, 5.9078% 10/15/42 (g)	16,595,000	16,268,170
Series 2006-IQ12 Class B, 5.468% 12/15/43	10,000,000	7,589,712
Series 2006-T23 Class A3, 5.9812% 8/12/41 (g)	5,105,000	5,026,128
Series 2007-HQ11 Class B, 5.538% 2/20/44 (g)	18,133,000	13,471,145
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (g)	2,479,476	2,442,185
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,459,000	1,849,592
Series 2007-XLC1:
Class C, 3.7213% 7/17/17 (d)(g)	3,695,434	2,993,302
Class D, 3.8213% 7/17/17 (d)(g)	1,740,178	1,374,741
Class E, 3.9213% 7/17/17 (d)(g)	1,411,695	1,087,005
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	577,107	588,826
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	19,357,000	19,785,287
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (d)	955,000	920,366
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	2,044,953	2,125,125
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	8,500,000	8,818,101
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 3.4013% 9/15/21 (d)(g)	1,985,000	1,845,502
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class AP1, 3.8213% 6/15/20 (g)	$ 173,947	$ 145,246
Class AP2, 3.9213% 6/15/20 (g)	302,268	249,371
Class F, 3.6013% 6/15/20 (g)	4,599,000	3,679,200
Class LXR1, 3.8213% 6/15/20 (g)	1,228,057	1,056,129
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	8,090,000	8,004,434
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	30,081,656	29,482,655
Series 2003-C8 Class A3, 4.445% 11/15/35	43,550,000	42,564,472
Series 2005-C16 Class A2, 4.38% 10/15/41	7,341,418	7,226,753
Series 2006-C24 Class A2, 5.506% 3/15/45	10,004,255	9,949,830
Series 2006-C27 Class A2, 5.624% 7/15/45	38,935,000	38,505,995
Series 2006-C29 Class A3, 5.319% 11/15/48	26,560,000	24,883,381
Series 2007-C30:
Class A1, 5.031% 12/15/43	1,965,344	1,935,438
Class A3, 5.246% 12/15/43	8,585,000	8,314,898
Class A4, 5.305% 12/15/43	2,940,000	2,660,288
Class A5, 5.342% 12/15/43	10,000,000	9,331,306
Series 2007-C31 Class A1, 5.14% 4/15/47	1,331,040	1,313,824
Series 2007-C32 Class A2, 5.9242% 6/15/49 (g)	12,000,000	11,815,536
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	4,750,000	3,904,682
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(g)	7,690,000	6,847,793
Class 180B, 5.5782% 10/15/41 (d)(g)	3,500,000	3,142,014
Series 2005-C19 Class B, 4.892% 5/15/44	10,000,000	7,927,498
Series 2005-C22:
Class B, 5.5303% 12/15/44 (g)	22,174,000	18,397,466
Class F, 5.5303% 12/15/44 (d)(g)	16,676,000	11,444,310
Series 2006-C25 Class AM, 5.9279% 5/15/43 (g)	8,725,000	7,891,441
Series 2006-C29 Class E, 5.516% 11/15/48 (g)	10,000,000	6,962,363
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	30,000,000	21,472,584
Class D, 5.513% 12/15/43 (g)	16,000,000	14,242,680
Class XP, 0.6265% 12/15/43 (d)(g)(h)	130,465,370	2,819,278
Series 2007-C31 Class C, 5.8818% 4/15/47 (g)	2,748,000	1,989,831
Series 2007-C32:
Class D, 5.9292% 6/15/49 (g)	7,515,000	5,265,904
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class E, 5.9292% 6/15/49 (g)	$ 11,844,000	$ 7,567,622
Wachovia Bank Commercial Mortgage Trust pass-thru certificates Series 2007-C33 Class B, 6.1% 2/15/51 (g)	16,815,000	12,227,510
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,619,756,513)		2,449,711,070
Cash Equivalents - 4.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 126,496,495	126,463,000
(Collateralized by U.S. Government Obligations) # (a)	27,232,215	27,225,000
TOTAL CASH EQUIVALENTS (Cost $153,688,000)		153,688,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,523,781,362)		3,315,370,897
NET OTHER ASSETS - (0.4)%		(12,241,889)
NET ASSETS - 100%		$ 3,303,129,008
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-01 Index, par value of the porportional notional amount (f)	August 2045	$ 4,500,000	(2,635,155)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.85% with JPMorgan Chase, Inc.	Dec. 2017	$ 31,500,000	$ (1,628,030)
Receive semi-annually a fixed rate equal to 3.925% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Dec. 2010	110,000,000	3,125,298
Receive semi-annually a fixed rate equal to 4.12% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2009	112,000,000	2,850,490
Receive semi-annually a fixed rate equal to 4.405% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Dec. 2012	79,000,000	3,665,861
Receive semi-annually a fixed rate equal to 5.021% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	April 2012	108,000,000	9,185,562
TOTAL INTEREST RATE SWAPS		440,500,000	17,199,181
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	30,000,000	(1,845,653)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	May 2008	20,000,000	(1,099,176)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	$ 35,000,000	$ (1,342,823)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	30,000,000	(1,149,824)
TOTAL TOTAL RETURN SWAPS		115,000,000	(5,437,476)
		$ 560,000,000	$ 9,126,550
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $664,564,942 or 20.1% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $8,147,570.
(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$126,463,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 5,149,911
Banc of America Securities LLC	8,236,352
Bank of America, NA	12,359,787
Barclays Capital, Inc.	61,617,411
ING Financial Markets LLC	12,834,992
J.P. Morgan Securities, Inc.	4,119,929
Societe Generale, New York Branch	10,814,814
UBS Securities LLC	10,299,822
WestLB AG	1,029,982
$ 126,463,000
$27,225,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 15,508,336
Bank of America, NA	9,692,710
Barclays Capital, Inc.	2,023,954
$ 27,225,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,163,450 and repurchase agreements of $153,688,000) - See accompanying schedule: Unaffiliated issuers (cost $3,523,781,362)		$ 3,315,370,897
Receivable for swap agreements		2,090
Interest receivable		16,155,761
Swap agreements, at value		9,126,550
Total assets		3,340,655,298

Liabilities
Payable to custodian bank	$ 160,181
Payable for investments purchased	10,227,347
Other payables and accrued expenses	71,964
Collateral on securities loaned, at value	27,066,798
Total liabilities		37,526,290

Net Assets		$ 3,303,129,008
Net Assets consist of:
Paid in capital		$ 3,501,818,517
Net unrealized appreciation (depreciation) on investments		(198,689,509)
Net Assets, for 35,478,769 shares outstanding		$ 3,303,129,008
Net Asset Value, offering price and redemption price per share ($3,303,129,008 ÷ 35,478,769 shares)		$ 93.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 29, 2008 (Unaudited)
Investment Income
Interest		$ 100,484,285

Expenses
Custodian fees and expenses	$ 28,095
Independent directors' compensation	7,639
Total expenses before reductions	35,734
Expense reductions	(27,525)	8,209
Net investment income		100,476,076
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,043,469)
Swap agreements	(6,674,743)
Total net realized gain (loss)		(44,718,212)
Change in net unrealized appreciation (depreciation) on: Investment securities	(131,079,212)
Swap agreements	10,046,192
Total change in net unrealized appreciation (depreciation)		(121,033,020)
Net gain (loss)		(165,751,232)
Net increase (decrease) in net assets resulting from operations		$ (65,275,156)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	For the period October 30, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 100,476,076	$ 144,882,944
Net realized gain (loss)	(44,718,212)	(8,411,037)
Change in net unrealized appreciation (depreciation)	(121,033,020)	(69,012,228)
Net increase (decrease) in net assets resulting from operations	(65,275,156)	67,459,679
Distributions to partners from net investment income	(100,356,020)	(144,582,741)
Affiliated share transactions Proceeds from sales of shares	103,623,352	1,514,818,583
Contributions in-kind	-	2,329,097,566
Reinvestment of distributions	100,356,019	32,504,849
Cost of shares redeemed	(532,512,655)	(2,004,468)
Net increase (decrease) in net assets resulting from share transactions	(328,533,284)	3,874,416,530
Total increase (decrease) in net assets	(494,164,460)	3,797,293,468

Net Assets
Beginning of period	3,797,293,468	-
End of period	$ 3,303,129,008	$ 3,797,293,468
Other Information Shares
Sold	1,065,487	15,229,677
Issued for in-kind contributions	-	23,290,976
Issued in reinvestment of distributions	1,038,197	331,487
Redeemed	(5,456,703)	(20,352)
Net increase (decrease)	(3,353,019)	38,831,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Year ended August 31,
	(Unaudited)	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 97.79	$ 100.00
Income from Investment Operations
Net investment income D	2.659	4.528
Net realized and unrealized gain (loss)	(4.696)	(2.219)
Total from investment operations	(2.037)	2.309
Distributions to partners from net investment income	(2.653)	(4.519)
Net asset value, end of period	$ 93.10	$ 97.79
Total Return B, C	(2.15)%	2.33%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E	-%A, E
Expenses net of fee waivers, if any	-%A, E	-%A, E
Expenses net of all reductions	-%A, E	-%A, E
Net investment income	5.50%A	5.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,303,129	$ 3,797,293
Portfolio turnover rate	37%A	40%A, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period October 30, 2006 (commencement of operations) to August 31, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity 2-5 Year Duration Securitized Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,185,954
Unrealized depreciation	(232,262,347)
Net unrealized appreciation (depreciation)	$ (208,076,393)
Cost for federal income tax purposes	$ 3,523,447,290

Semiannual Report

2. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Swap Agreements - continued

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $388,302,182 and $547,579,495, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $1,204.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,639.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19,886.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Fidelity® Corporate Bond 1-5 Year Central Fund

Semiannual Report

February 29, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB5CEN-SANN-0408
1.833857.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,046.20	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.85	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0024%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 6.0%	U.S. Government and U.S. Government Agency Obligations 7.5%
AAA 1.4%	AAA 2.1%
AA 16.1%	AA 17.0%
A 23.4%	A 15.2%
BBB 45.9%	BBB 50.6%
BB and Below 3.3%	BB and Below 3.0%
Not Rated 2.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 3.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	2.9	3.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	2.8	2.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008*		As of August 31, 2007**
	Corporate Bonds 91.3%		Corporate Bonds 85.5%
	U.S. Government and U.S. Government Agency Obligations 6.0%		U.S. Government and U.S. Government Agency Obligations 7.5%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 2.1%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 1.5%
	Municipal Bonds 0.5%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	20.0%	** Foreign investments	13.5%
* Futures and Swaps	11.6%	** Futures and Swaps	12.7%

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 2.7%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,010,000	$ 3,013,468
4.875% 6/15/10	3,000,000	3,064,470
5.4613% 3/13/09 (d)	6,090,000	6,034,185
5.5413% 3/13/09 (d)	1,100,000	1,091,991
5.875% 3/15/11	5,050,000	5,270,751
		18,474,865
Diversified Consumer Services - 0.5%
President and Fellows of Harvard College 3.7% 4/1/13	3,000,000	3,005,400
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp. 4.3% 3/1/13	2,000,000	2,034,932
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	1,158,000	1,168,326
Media - 4.0%
AOL Time Warner, Inc. 6.75% 4/15/11	5,000,000	5,236,855
Comcast Corp. 5.85% 1/15/10	6,275,000	6,470,504
Cox Communications, Inc. 4.625% 1/15/10	9,500,000	9,601,973
Time Warner Cable, Inc. 5.4% 7/2/12	5,000,000	5,049,070
Viacom, Inc. 6.125% 10/5/17	755,000	754,681
		27,113,083
TOTAL CONSUMER DISCRETIONARY		51,796,606
CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Diageo Capital PLC 5.2% 1/30/13	3,355,000	3,480,873
Food & Staples Retailing - 0.5%
CVS Caremark Corp. 5.4238% 6/1/10 (d)	3,380,000	3,267,629
Food Products - 1.2%
Cargill, Inc. 3.625% 3/4/09 (b)	2,620,000	2,606,793
Kraft Foods, Inc. 5.625% 11/1/11	5,635,000	5,870,295
		8,477,088
Personal Products - 0.3%
Avon Products, Inc. 4.8% 3/1/13	1,785,000	1,816,628
TOTAL CONSUMER STAPLES		17,042,218
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 8.9%
Energy Equipment & Services - 0.8%
Transocean, Inc. 5.25% 3/15/13	$ 4,945,000	$ 5,179,897
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp. 3.25% 5/1/08	2,400,000	2,397,778
Canadian Natural Resources Ltd. 5.15% 2/1/13	3,190,000	3,288,440
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,390,000	7,565,254
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (b)	1,050,901	1,090,415
Duke Capital LLC:
4.37% 3/1/09	5,059,000	5,076,185
7.5% 10/1/09	680,000	713,145
Duke Energy Field Services:
6.875% 2/1/11	3,394,000	3,588,147
7.875% 8/16/10	1,580,000	1,706,353
EnCana Corp. 6.3% 11/1/11	7,000,000	7,507,101
Enterprise Products Operating LP 4.625% 10/15/09	5,000,000	5,081,490
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	6,220,000	6,506,922
Nexen, Inc. 5.05% 11/20/13	5,200,000	5,281,484
NGPL PipeCo LLC 6.514% 12/15/12 (b)	3,000,000	3,152,679
Petroleum Export Ltd. 4.633% 6/15/10 (b)	557,778	558,113
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,200,000	1,355,759
		54,869,265
TOTAL ENERGY		60,049,162
FINANCIALS - 38.9%
Capital Markets - 10.7%
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	5,000,000	5,006,260
Bear Stearns Companies, Inc.:
4.245% 1/7/10	1,845,000	1,808,203
4.325% 7/16/09 (d)	3,000,000	2,864,073
5.85% 7/19/10	5,725,000	5,780,155
6.95% 8/10/12	2,970,000	3,021,280
Goldman Sachs Group, Inc.:
5% 1/15/11	390,000	404,094
5.25% 10/15/13	1,575,000	1,623,038
5.45% 11/1/12	2,920,000	3,056,697
6.6% 1/15/12	6,805,000	7,365,535
6.875% 1/15/11	275,000	297,654
Janus Capital Group, Inc. 5.875% 9/15/11	5,887,000	6,097,060
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings E-Capital Trust I 3.85% 8/19/65 (d)	$ 9,970,000	$ 8,158,082
Lehman Brothers Holdings, Inc.:
3.9375% 1/23/09 (d)	225,000	221,477
4.7925% 4/3/09 (d)	3,000,000	2,938,656
5.625% 1/24/13	265,000	265,237
Merrill Lynch & Co., Inc. 5.45% 2/5/13	1,315,000	1,324,450
Morgan Stanley:
4.8431% 1/9/14 (d)	3,250,000	2,949,174
6.6% 4/1/12	5,435,000	5,798,286
Nuveen Investments, Inc. 5% 9/15/10	11,205,000	9,972,450
The Bank of New York, Inc.:
4.95% 1/14/11	980,000	1,015,927
4.95% 11/1/12	2,000,000	2,068,096
		72,035,884
Commercial Banks - 4.9%
American Express Centurion Bank 5.2% 11/26/10	1,710,000	1,767,690
DBS Bank Ltd. (Singapore) 3.29% 5/16/17 (b)(d)	3,675,000	3,421,425
HSBC Holdings PLC 7.5% 7/15/09	795,000	834,922
Korea Development Bank 5.3% 1/17/13	740,000	763,665
PNC Funding Corp.:
3.3838% 1/31/12 (d)	3,515,000	3,361,999
4.5% 3/10/10	2,695,000	2,751,530
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(d)	4,820,000	4,835,665
Wells Fargo & Co. 4.2% 1/15/10	7,425,000	7,552,420
Wells Fargo Bank NA, San Francisco:
6.45% 2/1/11	2,045,000	2,188,825
7.55% 6/21/10	5,100,000	5,560,168
		33,038,309
Consumer Finance - 3.8%
Capital One Financial Corp. 5.4263% 9/10/09 (d)	400,000	388,272
Discover Financial Services 5.6625% 6/11/10 (b)(d)	3,785,000	3,375,308
General Electric Capital Corp. 4.25% 9/13/10	1,915,000	1,970,851
Household Finance Corp. 6.375% 10/15/11	2,830,000	2,972,892
HSBC Finance Corp. 5.25% 1/14/11	2,005,000	2,032,190
Nelnet, Inc.:
5.125% 6/1/10	500,000	510,665
7.4% 9/29/36 (d)	7,760,000	6,924,108
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (b)	$ 3,000,000	$ 3,052,089
SLM Corp.:
3.1313% 4/14/08 (d)	2,000,000	1,972,828
3.4713% 7/27/09 (d)	435,000	390,615
3.4913% 7/26/10 (d)	1,661,000	1,433,098
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (b)	768,050	826,397
		25,849,313
Diversified Financial Services - 11.1%
Bank of America Corp. 7.8% 2/15/10	5,295,000	5,706,411
Citigroup, Inc. 6.5% 1/18/11	1,305,000	1,388,427
Deutsche Bank AG London 5% 10/12/10	10,000,000	10,488,300
ILFC E-Capital Trust I 5.9% 12/21/65 (b)(d)	7,775,000	6,453,250
JPMorgan Chase & Co.:
4.6% 1/17/11	5,251,000	5,348,438
4.891% 9/1/15 (d)	5,380,000	5,106,696
5.375% 10/1/12	3,000,000	3,150,774
5.6% 6/1/11	10,000,000	10,528,750
6.75% 2/1/11	375,000	402,764
Prime Property Funding, Inc.:
5.35% 4/15/12 (b)	4,700,000	4,843,063
5.5% 1/15/14 (b)	1,080,000	1,116,414
TIAA Global Markets, Inc. 4.875% 1/12/11 (b)	2,500,000	2,599,750
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(d)	15,990,000	14,061,286
ZFS Finance USA Trust IV 5.875% 5/9/32 (b)(d)	3,845,000	3,623,913
		74,818,236
Insurance - 0.2%
Prudential Financial, Inc. 5.15% 1/15/13	1,525,000	1,556,430
Real Estate Investment Trusts - 3.9%
Brandywine Operating Partnership LP 5.625% 12/15/10	4,753,000	4,476,965
Camden Property Trust 4.375% 1/15/10	985,000	960,785
Colonial Properties Trust:
4.75% 2/1/10	6,486,000	6,409,219
4.8% 4/1/11	185,000	175,691
Developers Diversified Realty Corp. 4.625% 8/1/10	6,583,000	6,356,821
Duke Realty LP:
4.625% 5/15/13	430,000	383,012
5.25% 1/15/10	2,000,000	2,016,672
5.625% 8/15/11	2,440,000	2,401,116
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.75% 5/30/08	$ 2,195,000	$ 2,208,069
Federal Realty Investment Trust 5.4% 12/1/13	640,000	628,616
Reckson Operating Partnership LP 5.15% 1/15/11	365,000	363,302
		26,380,268
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	675,000	667,105
Thrifts & Mortgage Finance - 4.2%
Capmark Financial Group, Inc. 3.7463% 5/10/10 (b)(d)	3,500,000	2,452,461
Countrywide Financial Corp.:
4.5% 6/15/10	2,985,000	2,652,331
5.1038% 3/24/09 (d)	80,000	71,732
Countrywide Home Loans, Inc.:
3.25% 5/21/08	8,325,000	8,099,892
4.125% 9/15/09	3,005,000	2,705,026
5.625% 7/15/09	3,570,000	3,274,418
6.25% 4/15/09	220,000	205,082
Independence Community Bank Corp. 3.75% 4/1/14 (d)	7,640,000	7,567,817
Residential Capital Corp. 5.87% 11/21/08 (d)	1,000,000	795,000
Residential Capital LLC 5.6463% 6/9/08 (d)	355,000	312,400
		28,136,159
TOTAL FINANCIALS		262,481,704
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 6.4% 12/15/11 (b)	1,275,000	1,377,019
Airlines - 4.2%
American Airlines, Inc. 7.25% 2/5/09	1,600,000	1,590,000
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	700,642	698,891
6.978% 10/1/12	1,980,434	1,980,434
7.024% 4/15/11	4,465,000	4,470,581
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	7,178,000	7,106,220
6.648% 3/15/19	6,431,230	6,431,230
6.795% 2/2/20	2,071,789	1,874,969
7.056% 3/15/11	960,000	956,400
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	$ 1,445,000	$ 1,449,769
United Air Lines, Inc. pass-thru trust certificates 6.201% 3/1/10	1,652,467	1,648,335
		28,206,829
Building Products - 0.2%
Masco Corp. 5.4325% 3/12/10 (d)	1,550,000	1,466,719
Commercial Services & Supplies - 1.9%
International Lease Financial Corp. 4.75% 7/1/09	12,245,000	12,323,637
Industrial Conglomerates - 1.6%
Covidien International Finance SA:
5.15% 10/15/10 (b)	2,465,000	2,572,388
5.45% 10/15/12 (b)	590,000	619,538
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (b)	6,660,000	6,872,940
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (b)	860,000	904,598
		10,969,464
TOTAL INDUSTRIALS		54,343,668
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Instruments - 0.8%
Tyco Electronics Group SA 6% 10/1/12 (b)	5,000,000	5,276,635
MATERIALS - 1.1%
Chemicals - 0.0%
E.I. du Pont de Nemours & Co. 5% 1/15/13	330,000	346,487
Metals & Mining - 1.1%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	1,945,000	1,986,181
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	5,190,000	5,319,750
		7,305,931
TOTAL MATERIALS		7,652,418
TELECOMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 8.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	6,440,000	6,716,643
AT&T, Inc. 4.95% 1/15/13	5,000,000	5,149,345
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC 8.625% 12/15/10	$ 4,742,000	$ 5,333,854
France Telecom SA 7.75% 3/1/11 (a)	6,635,000	7,272,159
Sprint Capital Corp. 7.625% 1/30/11	2,006,000	1,780,325
Telecom Italia Capital SA:
4% 1/15/10	3,000,000	2,984,415
4.875% 10/1/10	8,035,000	8,128,359
Telefonica Emisiones SAU 3.4419% 2/4/13 (d)	9,630,000	8,985,397
Telefonos de Mexico SA de CV 4.5% 11/19/08	990,000	994,158
Verizon Communications, Inc. 4.35% 2/15/13	2,755,000	2,765,645
Verizon New England, Inc. 6.5% 9/15/11	1,105,000	1,174,776
Verizon New York, Inc. 6.875% 4/1/12	6,145,000	6,613,169
		57,898,245
Wireless Telecommunication Services - 1.6%
Vodafone Group PLC:
5.5% 6/15/11	8,385,000	8,652,230
7.75% 2/15/10	1,850,000	1,985,986
		10,638,216
TOTAL TELECOMMUNICATION SERVICES		68,536,461
UTILITIES - 13.1%
Electric Utilities - 6.5%
Alabama Power Co. 4.85% 12/15/12	2,005,000	2,079,041
Appalachian Power Co. 5.65% 8/15/12	5,000,000	5,261,625
EDP Finance BV 5.375% 11/2/12 (b)	3,795,000	3,955,248
Enel Finance International SA 5.7% 1/15/13 (b)	5,000,000	5,260,835
Entergy Corp. 7.75% 12/15/09 (b)	12,500,000	13,308,625
FirstEnergy Corp. 6.45% 11/15/11	5,815,000	6,157,562
Mid-American Energy Co. 5.65% 7/15/12	2,310,000	2,457,032
Oncor Electric Delivery Co. 6.375% 5/1/12	5,150,000	5,345,463
		43,825,431
Gas Utilities - 1.9%
NiSource Finance Corp. 7.875% 11/15/10	3,485,000	3,802,274
Texas Eastern Transmission Corp. 7.3% 12/1/10	7,915,000	8,725,923
		12,528,197
Independent Power Producers & Energy Traders - 1.4%
Exelon Generation Co. LLC 6.95% 6/15/11	2,500,000	2,649,945
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PSEG Power LLC:
3.75% 4/1/09	$ 1,425,000	$ 1,428,078
7.75% 4/15/11	5,000,000	5,452,565
		9,530,588
Multi-Utilities - 3.3%
Consolidated Edison Co. of New York, Inc.:
7.5% 9/1/10	925,000	1,019,636
7.5% 9/1/10	1,165,000	1,285,661
Dominion Resources, Inc. 6.3% 9/30/66 (d)	11,000,000	10,111,739
DTE Energy Co. 7.05% 6/1/11	7,770,000	8,398,671
KeySpan Corp. 7.625% 11/15/10	520,000	576,200
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	209,000	224,389
NSTAR 8% 2/15/10	465,000	505,445
		22,121,741
TOTAL UTILITIES		88,005,957
TOTAL NONCONVERTIBLE BONDS (Cost $614,989,617)		615,184,829
U.S. Treasury Obligations - 6.0%

U.S. Treasury Notes:
4.125% 8/31/12	33,400,000	35,831,914
4.875% 4/30/11	4,500,000	4,902,890
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,676,066)		40,734,804
Municipal Securities - 0.5%

Florida Hurricane Catastrophe Fund 3.9013% 10/15/12 (d) (Cost $3,000,000)	3,000,000	3,000,000
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 4.625% 10/8/08 (Cost $2,099,401)	2,110,000	2,123,715
Cash Equivalents - 1.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $10,757,000)	$ 10,759,849	$ 10,757,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $670,522,084)		671,800,348
NET OTHER ASSETS - 0.3%		2,119,172
NET ASSETS - 100%		$ 673,919,520
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Bank of America upon credit event of Consolidated Edison Co. of New York, par value of the notional amount of Consolidated Edison Co. of New York 8.125% 5/1/10, and pay quarterly notional amount multiplied by .75%	March 2013	$ 1,700,000	3,329
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .68%	Sept. 2012	3,900,000	217,354
Receive from Barclays Bank upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by .47%	March 2013	1,600,000	25,376
Receive from Citibank upon credit event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15, and pay quarterly notional amount multiplied by 2.54%	March 2013	6,000,000	18,678
Receive from Citibank upon credit event of Consolidated Edison Co. of New York, par value of the notional amount of Consolidated Edison Co. of New York 8.125% 5/1/10, and pay quarterly notional amount multiplied by .53%	March 2013	1,600,000	19,452
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.50%	March 2013	$ 2,000,000	$ 41,892
Receive from Citibank upon credit event of Sara Lee Corp., par value of the notional amount of Sara Lee Corp. 6.125% 11/1/32, and pay quarterly notional amount multiplied by .56%	March 2013	1,600,000	23,983
Receive from Citibank upon credit event of Wells Fargo & Co., par value of the notional amount of Wells Fargo & Co. 3.44% 10/28/15, and pay quarterly notional amount multiplied by .65%	March 2013	1,600,000	13,688
Receive from Citibank, upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .50%	March 2013	1,600,000	13,875
Receive from Deutsche Bank upon credit event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15, and pay quarterly notional amount multiplied by 2.45%	March 2013	2,000,000	13,844
Receive from Deutsche Bank, upon each credit event of one of the issues of CDX N.A. Investment Grade 9 Index, par value of the proportional notional amount and pay quarterly a fixed rate of .60% multiplied by the notional amount (c)	Dec. 2012	4,000,000	175,444
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	680,000	4,413
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	680,000	4,413
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	600,000	11,290
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by ..57%	March 2013	$ 1,600,000	$ 4,840
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	2,500,000	(3,262)
Receive from JPMorgan Chase, Inc. upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by ..73%	March 2013	1,700,000	6,476
Receive from JPMorgan Chase, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by ..63%	Sept. 2012	3,900,000	403,429
Receive from Lehman Brothers, Inc. upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .62%	March 2013	2,000,000	2,168
Receive from Lehman Brothers, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by 2.22%	March 2013	1,700,000	78,868
Receive from Lehman Brothers, Inc. upon credit event of Progress Energy, Inc., par value of the notional amount of Progress Energy, Inc. 5.625% 1/15/16, and pay quarterly notional amount multiplied by ..43%	March 2013	1,600,000	18,885
Receive from Lehman Brothers, Inc. upon credit event of Verizon Global Funding Corp., par value of the notional amount of Verizon Global Funding Corp. 4.9% 9/15/5, and pay quarterly notional amount multiplied by .74%	March 2013	1,700,000	9,577
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of American Electric Power Co., Inc., par value of the notional amount of American Electric Power Co., Inc. 5.25% 6/1/15, and pay quarterly notional amount multiplied by .48%

	March 2013	$ 1,600,000	$ 23,205
Receive from Morgan Stanley, Inc. upon credit event of General Mills, par value of notional amount of General Mills 0% 8/15/13, and pay quarterly notional amount multiplied by .57%	March 2013	1,600,000	8,730
Receive from Morgan Stanley, Inc. upon credit event of Verizon Global Funding Corp., par value of the notional amount of Verizon Global Funding Corp. 4.90% 9/20/12, and pay quarterly notional amount multiplied by .25%	Sept. 2012	2,125,000	53,941
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon credit event of Morgan Stanley, Inc. par value of the notional amount of Morgan Stanley, Inc. 6.6% 4/1/12	March 2008	6,000,000	(6,325)
Receive quarterly notional amount multiplied by .9% and pay UBS upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2008	1,800,000	(13,880)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	3,900,000	(129,068)
TOTAL CREDIT DEFAULT SWAPS		63,285,000	1,044,615
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.7375% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Feb. 2010	$ 15,000,000	$ 64,730
Receive semi-annually a fixed rate equal to 3.0825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2011	15,000,000	130,046
Receive semi-annually a fixed rate equal to 3.54% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2013	7,500,000	68,998
Receive semi-annually a fixed rate equal to 4.165% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2009	19,875,000	780,662
Receive semi-annually a fixed rate equal to 4.226% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	19,875,000	1,004,657
Receive semi-annually a fixed rate equal to 4.815% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Sept. 2010	23,000,000	1,453,607
Receive semi-annually a fixed rate equal to 5.47% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2010	15,000,000	980,822
TOTAL INTEREST RATE SWAPS		115,250,000	4,483,522
		$ 178,535,000	$ 5,528,137
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,644,782 or 16.9% of net assets.

(c) CDX N.A. Investment Grade 9 is a tradeable index of credit default swaps on investment grade debt of U.S. companies.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,757,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 438,054
Banc of America Securities LLC	700,588
Bank of America, NA	1,051,329
Barclays Capital, Inc.	5,241,204
ING Financial Markets LLC	1,091,750
J.P. Morgan Securities, Inc.	350,443
Societe Generale, New York Branch	919,913
UBS Securities LLC	876,108
WestLB AG	87,611
$ 10,757,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 41,866
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 50,401,012	$ -	$ 50,464,980	$ -	0.0%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	80.0%
Canada	3.5%
United Kingdom	3.0%
Luxembourg	2.9%
Spain	2.0%
Cayman Islands	2.0%
Italy	1.6%
Germany	1.5%
France	1.1%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,757,000) - See accompanying schedule: Unaffiliated issuers (cost $670,522,084)		$ 671,800,348
Cash		1,883
Receivable for investments sold		8,084,564
Receivable for swap agreements		26,777
Interest receivable		9,059,493
Swap agreements, at value		5,528,137
Total assets		694,501,202

Liabilities
Payable for investments purchased	$ 20,576,917
Other payables and accrued expenses	4,765
Total liabilities		20,581,682

Net Assets		$ 673,919,520
Net Assets consist of:
Paid in capital		$ 667,241,355
Net unrealized appreciation (depreciation) on investments		6,678,165
Net Assets, for 6,676,834 shares outstanding		$ 673,919,520
Net Asset Value, offering price and redemption price per share ($673,919,520 ÷ 6,676,834 shares)		$ 100.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 21,996,216
Income from Fidelity Central Funds		41,866
Total income		22,038,082

Expenses
Custodian fees and expenses	$ 9,570
Independent directors' compensation	1,862
Total expenses before reductions	11,432
Expense reductions	(9,434)	1,998
Net investment income		22,036,084
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,673,618)
Fidelity Central Funds	(2,578,990)
Swap agreements	941,010
Total net realized gain (loss)		(4,311,598)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,935,366
Swap agreements	5,688,222
Total change in net unrealized appreciation (depreciation)		17,623,588
Net gain (loss)		13,311,990
Net increase (decrease) in net assets resulting from operations		$ 35,348,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	For the period November 6, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,036,084	$ 56,916,383
Net realized gain (loss)	(4,311,598)	(1,034,031)
Change in net unrealized appreciation (depreciation)	17,623,588	(13,189,465)
Net increase (decrease) in net assets resulting from operations	35,348,074	42,692,887
Distributions to partners from net investment income	(20,906,895)	(55,436,152)
Affiliated share transactions Proceeds from sales of shares	-	160,039,913
Contributions in-kind	-	1,194,466,595
Reinvestment of distributions	20,906,895	11,265,052
Cost of shares redeemed	(289,737,112)	(424,719,737)
Net increase (decrease) in net assets resulting from share transactions	(268,830,217)	941,051,823
Total increase (decrease) in net assets	(254,389,038)	928,308,558

Net Assets
Beginning of period	928,308,558	-
End of period	$ 673,919,520	$ 928,308,558
Other Information Shares
Sold	-	1,598,656
Issued for in-kind contributions	-	11,944,666
Issued in reinvestment of distributions	209,330	113,432
Redeemed	(2,907,402)	(4,281,848)
Net increase (decrease)	(2,698,072)	9,374,906

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Year ended August 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 99.02	$ 100.00
Income from Investment Operations
Net investment income D	2.762	4.434
Net realized and unrealized gain (loss)	1.756	(1.100)
Total from investment operations	4.518	3.334
Distributions to partners from net investment income	(2.608)	(4.314)
Net asset value, end of period	$ 100.93	$ 99.02
Total Return B, C	4.62%	3.37%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% A, G
Expenses net of all reductions	-% A, G	-% A, G
Net investment income	5.55% A	5.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 673,920	$ 928,309
Portfolio turnover rate F	153% A	185% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity Corporate Bond 1-5 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 15,052,772
Unrealized depreciation	(12,496,856)
Net unrealized appreciation (depreciation)	$ 2,555,916
Cost for federal income tax purposes	$ 669,244,432

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Swap Agreements - continued

termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $214,439,052 and $443,747,760, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,862.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $7,572.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Fidelity® Corporate Bond 1-10 Year Central Fund

Semiannual Report

February 29, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CB10CEN-SANN-0408
1.833861.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,041.00	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.86	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0014%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
U.S. Government and U.S. Government Agency Obligations 5.2%	U.S. Government and U.S. Government Agency Obligations 2.6%
AAA 0.9%	AAA 1.2%
AA 15.5%	AA 16.6%
A 25.1%	A 17.7%
BBB 47.7%	BBB 56.6%
BB and Below 3.5%	BB and Below 4.0%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 29, 2008
6 months ago
Years	5.0	5.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	4.3	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *		As of August 31, 2007 **
	Corporate Bonds 91.4%		Corporate Bonds 92.1%
	U.S. Government and U.S. Government Agency Obligations 5.2%		U.S. Government and U.S. Government Agency Obligations 2.6%
	Asset-Backed Securities 0.0%		Asset-Backed Securities 1.1%
	CMOs and Other Mortgage Related Securities 0.0%		CMOs and Other Mortgage Related Securities 0.8%
	Other Investments 1.3%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 0.9%
*Foreign investments	22.3%	**Foreign investments	19.6%
*Futures and Swaps	(0.4)%	**Futures and Swaps	7.8%

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Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.5%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 16,210,000	$ 16,228,674
5.4613% 3/13/09 (g)	32,330,000	32,033,696
5.75% 9/8/11	45,785,000	47,573,957
5.875% 3/15/11	17,000,000	17,743,121
		113,579,448
Diversified Consumer Services - 0.6%
Erac USA Finance Co.:
5.8% 10/15/12 (d)	21,690,000	21,595,301
6.375% 10/15/17 (d)	24,264,000	22,219,248
		43,814,549
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 5.35% 3/1/18	19,140,000	19,585,847
Household Durables - 0.9%
Fortune Brands, Inc. 5.125% 1/15/11	34,690,000	34,999,331
Whirlpool Corp. 6.125% 6/15/11	32,155,000	33,898,090
		68,897,421
Media - 2.6%
AOL Time Warner, Inc.:
6.75% 4/15/11	15,400,000	16,129,513
6.875% 5/1/12	19,975,000	21,138,903
Comcast Cable Communications, Inc. 6.2% 11/15/08	9,935,000	10,076,286
Comcast Corp.:
5.5% 3/15/11	3,125,000	3,204,309
5.85% 1/15/10	500,000	515,578
Cox Communications, Inc.:
4.625% 1/15/10	17,520,000	17,708,060
4.625% 6/1/13	46,016,000	45,192,682
Gannett Co., Inc. 3.28% 5/26/09 (g)	20,025,000	19,545,141
News America, Inc. 4.75% 3/15/10	2,000,000	2,019,116
Time Warner Cable, Inc. 5.4% 7/2/12	25,000,000	25,245,350
Time Warner, Inc. 5.875% 11/15/16	31,718,000	30,863,929
Viacom, Inc. 6.125% 10/5/17	11,327,000	11,322,209
		202,961,076
Multiline Retail - 0.4%
The May Department Stores Co. 4.8% 7/15/09	30,192,000	30,205,496
TOTAL CONSUMER DISCRETIONARY		479,043,837
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 4.5%
Beverages - 0.9%
Diageo Capital PLC:
5.2% 1/30/13	$ 8,490,000	$ 8,808,528
5.75% 10/23/17	38,370,000	39,493,704
FBG Finance Ltd. 5.125% 6/15/15 (d)	24,025,000	23,943,771
		72,246,003
Food & Staples Retailing - 1.2%
CVS Caremark Corp.:
5.4238% 6/1/10 (g)	18,790,000	18,165,308
6.036% 12/10/28 (d)	19,267,770	18,584,921
6.302% 6/1/37 (g)	38,760,000	36,769,558
Wal-Mart Stores, Inc. 5.8% 2/15/18	13,552,000	14,527,500
		88,047,287
Food Products - 1.6%
Cargill, Inc. 6% 11/27/17 (d)	19,433,000	19,818,104
H.J. Heinz Co. 6.428% 12/1/08 (d)(g)	30,405,000	31,186,409
Kraft Foods, Inc.:
5.625% 11/1/11	29,951,000	31,201,634
6% 2/11/13	8,660,000	9,119,119
6.125% 2/1/18	14,395,000	14,577,716
6.5% 8/11/17	18,005,000	18,763,839
		124,666,821
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13	8,955,000	9,113,674
Tobacco - 0.7%
Altria Group, Inc. 7% 11/4/13	22,895,000	26,587,964
Reynolds American, Inc. 6.75% 6/15/17	23,945,000	24,304,079
		50,892,043
TOTAL CONSUMER STAPLES		344,965,828
ENERGY - 10.2%
Energy Equipment & Services - 1.3%
Noble Drilling Corp. 5.875% 6/1/13	8,870,000	9,521,856
Petronas Capital Ltd. 7% 5/22/12 (d)	42,845,000	47,918,019
Transocean, Inc. 5.25% 3/15/13	28,360,000	29,707,157
Weatherford International Ltd. 4.95% 10/15/13	14,255,000	14,524,833
		101,671,865
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.9%
BW Group Ltd. 6.625% 6/28/17 (d)	$ 24,199,000	$ 21,627,856
Canadian Natural Resources Ltd. 5.15% 2/1/13	36,810,000	37,945,920
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	33,730,000	34,529,907
Duke Capital LLC:
4.37% 3/1/09	13,045,000	13,089,314
6.25% 2/15/13	24,495,000	26,023,733
Duke Energy Field Services:
5.375% 10/15/15 (d)	10,000,000	9,843,250
6.875% 2/1/11	18,930,000	20,012,853
7.875% 8/16/10	8,489,000	9,167,865
El Paso Natural Gas Co. 5.95% 4/15/17	7,650,000	7,660,075
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	13,864,000	15,064,609
Enbridge Energy Partners LP 5.875% 12/15/16	14,780,000	14,823,660
EnCana Holdings Finance Corp. 5.8% 5/1/14	23,635,000	24,777,516
Enterprise Products Operating LP:
4.625% 10/15/09	15,930,000	16,189,627
5.6% 10/15/14	18,700,000	19,027,643
Gazstream SA 5.625% 7/22/13 (d)	12,856,078	12,733,945
Gulf South Pipeline Co. LP 5.75% 8/15/12 (d)	32,715,000	34,224,110
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	37,680,000	37,209,000
Lukoil International Finance BV 6.656% 6/7/22 (d)	10,000,000	9,000,000
Nakilat, Inc. 6.067% 12/31/33 (d)	23,440,000	20,457,963
Nexen, Inc.:
5.05% 11/20/13	31,465,000	31,958,057
5.2% 3/10/15	7,435,000	7,327,780
NGPL PipeCo LLC 6.514% 12/15/12 (d)	29,155,000	30,638,785
Pemex Project Funding Master Trust:
5.7238% 12/3/12 (d)(g)	170,000	166,005
6.125% 8/15/08	1,463,000	1,477,630
6.2906% 6/15/10 (d)(g)	17,420,000	17,550,650
Plains All American Pipeline LP 7.75% 10/15/12	19,297,000	21,684,656
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (d)	24,445,000	27,617,937
Ras Laffan Liquid Natural Gas Co. Ltd. III 5.832% 9/30/16 (d)	10,990,000	11,175,621
Source Gas LLC 5.9% 4/1/17 (d)	29,000,000	28,537,827
Texas Eastern Transmission LP 6% 9/15/17 (d)	13,170,000	13,806,206
TransCanada PipeLines Ltd. 6.35% 5/15/67 (g)	19,400,000	17,717,807
Valero Energy Corp. 4.75% 6/15/13	17,855,000	18,007,017
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 14,316,000	$ 14,492,659
5.9% 8/1/12	54,850,000	58,927,330
		684,494,813
TOTAL ENERGY		786,166,678
FINANCIALS - 40.8%
Capital Markets - 9.4%
American Capital Strategies Ltd. 6.85% 8/1/12	33,395,000	33,347,145
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	27,850,000	27,884,868
Bear Stearns Companies, Inc.:
4.245% 1/7/10	9,960,000	9,761,358
5.85% 7/19/10	30,840,000	31,137,113
6.95% 8/10/12	14,050,000	14,292,587
BlackRock, Inc. 6.25% 9/15/17	33,450,000	35,281,555
Goldman Sachs Group, Inc.:
5% 1/15/11	3,180,000	3,294,922
5.25% 10/15/13	48,310,000	49,783,455
5.45% 11/1/12	23,885,000	25,003,152
5.95% 1/18/18	14,388,000	14,536,758
6.6% 1/15/12	33,200,000	35,934,717
6.875% 1/15/11	2,230,000	2,413,701
Janus Capital Group, Inc.:
5.875% 9/15/11	19,633,000	20,333,545
6.25% 6/15/12	24,465,000	25,548,066
6.7% 6/15/17	4,770,000	5,031,105
Lazard Group LLC:
6.85% 6/15/17	23,854,000	23,625,336
7.125% 5/15/15	11,265,000	11,532,611
Legg Mason, Inc. 6.75% 7/2/08	20,285,000	20,488,215
Lehman Brothers Holdings E-Capital Trust I 3.85% 8/19/65 (g)	35,105,000	28,725,123
Lehman Brothers Holdings, Inc.:
3.9375% 1/23/09 (g)	1,825,000	1,796,422
4.7925% 4/3/09 (g)	9,684,000	9,485,982
5% 1/14/11	2,395,000	2,385,580
5.625% 1/24/13	2,995,000	2,997,684
5.75% 7/18/11	4,355,000	4,424,832
6.2% 9/26/14	40,296,000	40,686,791
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.: - continued
6.75% 12/28/17	$ 11,252,000	$ 11,303,748
Merrill Lynch & Co., Inc. 5.45% 2/5/13	14,785,000	14,891,245
Morgan Stanley:
4.75% 4/1/14	6,500,000	6,265,045
4.8431% 1/9/14 (g)	40,930,000	37,141,437
5.05% 1/21/11	24,915,000	25,501,997
6.6% 4/1/12	66,565,000	71,014,338
Nuveen Investments, Inc. 5% 9/15/10	4,462,000	3,971,180
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	8,000,000	8,733,840
The Bank of New York, Inc. 4.95% 11/1/12	38,380,000	39,686,762
UBS AG, Stamford 5.875% 12/20/17	24,440,000	25,856,787
		724,099,002
Commercial Banks - 6.4%
Bank of America NA 5.3% 3/15/17	12,538,000	12,488,337
Bank One Corp. 5.25% 1/30/13	7,610,000	7,892,422
BB&T Corp. 6.5% 8/1/11	10,170,000	10,893,260
Credit Suisse First Boston 6% 2/15/18	12,840,000	13,102,257
DBS Bank Ltd. (Singapore) 3.29% 5/16/17 (d)(g)	40,825,000	38,008,075
Export-Import Bank of Korea:
4.125% 2/10/09 (d)	2,670,000	2,670,029
5.125% 2/14/11	23,895,000	24,545,971
5.25% 2/10/14 (d)	4,620,000	4,744,735
5.5% 10/17/12	18,460,000	18,995,340
JPMorgan Chase Bank NA New York 6% 10/1/17	26,669,000	27,657,967
KeyBank NA:
5.8% 7/1/14	12,790,000	12,966,221
7% 2/1/11	21,125,000	22,523,517
Korea Development Bank:
3.875% 3/2/09	50,780,000	50,755,676
4.625% 9/16/10	15,000,000	15,298,980
4.75% 7/20/09	7,670,000	7,782,772
5.3% 1/17/13	8,525,000	8,797,630
PNC Bank NA 6% 12/7/17	19,188,000	19,529,297
PNC Funding Corp.:
3.3838% 1/31/12 (g)	20,275,000	19,392,470
7.5% 11/1/09	16,580,000	17,709,214
Rabobank Capital Funding Trust II 5.26% (d)(g)	4,655,000	4,441,806
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(g)	$ 34,405,000	$ 34,516,816
Standard Chartered Bank 6.4% 9/26/17 (d)	40,690,000	42,218,520
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(g)	24,000,000	24,533,256
Union Planters Corp. 7.75% 3/1/11	7,500,000	8,187,630
UnionBanCal Corp. 5.25% 12/16/13	5,420,000	5,371,941
Wachovia Bank NA 4.875% 2/1/15	11,520,000	11,253,692
Wells Fargo & Co. 4.2% 1/15/10	21,560,000	21,929,991
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	4,750,000	5,084,068
		493,291,890
Consumer Finance - 3.3%
American Express Co. 6.15% 8/28/17	9,605,000	9,896,982
American General Finance Corp. 6.9% 12/15/17	38,375,000	38,566,568
Capital One Financial Corp. 5.4263% 9/10/09 (g)	3,600,000	3,494,444
Discover Financial Services 5.6625% 6/11/10 (d)(g)	29,615,000	26,409,443
General Electric Capital Corp. 5.625% 9/15/17	11,560,000	11,888,743
Household Finance Corp.:
6.375% 10/15/11	15,220,000	15,988,488
7% 5/15/12	3,830,000	4,144,569
HSBC Finance Corp.:
5.25% 1/14/11	10,705,000	10,850,171
5.25% 1/15/14	8,625,000	8,713,113
MBNA America Bank NA 7.125% 11/15/12	5,675,000	6,363,406
MBNA Corp. 7.5% 3/15/12	13,160,000	14,783,681
Nelnet, Inc. 7.4% 9/29/36 (g)	22,000,000	19,630,204
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	34,740,000	35,343,191
ORIX Corp. 5.48% 11/22/11	6,990,000	6,981,941
SLM Corp.:
3.4913% 7/26/10 (g)	8,934,000	7,708,184
4.5% 7/26/10	26,850,000	24,859,932
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (d)	4,059,694	4,368,098
		249,991,158
Diversified Financial Services - 6.7%
Bank of America Corp.:
7.4% 1/15/11	80,500,000	87,879,435
7.8% 2/15/10	3,305,000	3,561,792
BTM Curacao Holding NV 5.2613% 12/19/16 (d)(g)	3,800,000	3,523,599
Citigroup, Inc. 6.5% 1/18/11	10,699,000	11,382,976
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Bank AG London 5% 10/12/10	$ 38,300,000	$ 40,170,189
ILFC E-Capital Trust I 5.9% 12/21/65 (d)(g)	31,725,000	26,331,750
International Lease Finance Corp.:
4.375% 11/1/09	21,415,000	21,592,980
5.4% 2/15/12	23,440,000	23,833,604
5.625% 9/15/10	23,880,000	24,731,800
JPMorgan Chase & Co.:
4.6% 1/17/11	2,050,000	2,088,040
4.891% 9/1/15 (g)	6,715,000	6,373,878
5.6% 6/1/11	34,785,000	36,624,257
5.75% 1/2/13	37,830,000	39,961,153
6.125% 6/27/17	24,640,000	25,742,172
6.75% 2/1/11	3,075,000	3,302,664
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (d)	29,290,000	30,390,601
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	8,920,000	8,783,479
5.5% 1/15/14 (d)	5,685,000	5,876,681
5.7% 4/15/17 (d)	13,880,000	12,661,336
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	26,500,000	25,739,424
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(g)	19,010,000	16,717,014
ZFS Finance USA Trust II 6.45% 12/15/65 (d)(g)	40,985,000	37,232,167
ZFS Finance USA Trust IV 5.875% 5/9/32 (d)(g)	20,465,000	19,288,263
		513,789,254
Insurance - 3.7%
American International Group, Inc.:
4.25% 5/15/13	26,500,000	25,437,218
5.85% 1/16/18	28,790,000	28,723,380
Assurant, Inc.:
5.625% 2/15/14	15,645,000	15,210,507
6.75% 2/15/34	16,093,000	15,085,964
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,570,000	4,524,364
Genworth Financial, Inc. 5.65% 6/15/12	14,295,000	14,461,565
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	12,198,000	11,423,744
Liberty Mutual Group, Inc.:
5.75% 3/15/14 (d)	4,800,000	4,927,162
6.7% 8/15/16 (d)	9,230,000	9,828,732
MetLife, Inc. 6.125% 12/1/11	10,000,000	10,731,030
Metropolitan Life Global Funding I 4.625% 8/19/10 (d)	27,000,000	27,822,987
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc. 5.15% 1/15/13	$ 17,730,000	$ 18,095,415
QBE Insurance Group Ltd. 5.647% 7/1/23 (d)(g)	27,351,000	27,809,184
Symetra Financial Corp. 6.125% 4/1/16 (d)	42,400,000	41,907,270
The Chubb Corp. 6.375% 3/29/67 (g)	15,022,000	14,319,121
The St. Paul Travelers Companies, Inc.:
6.38% 12/15/08	2,200,000	2,237,162
8.125% 4/15/10	10,225,000	11,283,247
		283,828,052
Real Estate Investment Trusts - 8.4%
AMB Property LP 5.9% 8/15/13	29,030,000	29,352,581
Arden Realty LP:
5.2% 9/1/11	10,960,000	11,576,029
5.25% 3/1/15	1,210,000	1,218,396
AvalonBay Communities, Inc. 5.5% 1/15/12	14,205,000	14,186,122
Boston Properties, Inc. 6.25% 1/15/13	20,580,000	21,280,379
Brandywine Operating Partnership LP:
4.5% 11/1/09	26,690,000	25,050,086
5.625% 12/15/10	33,380,000	31,441,423
5.75% 4/1/12	15,206,000	14,368,621
BRE Properties, Inc.:
4.875% 5/15/10	21,140,000	21,133,806
5.75% 9/1/09	5,000,000	5,065,945
Camden Property Trust:
4.375% 1/15/10	9,150,000	8,925,056
5.375% 12/15/13	5,370,000	4,972,147
5.875% 11/30/12	24,210,000	23,691,712
Colonial Properties Trust:
4.75% 2/1/10	48,119,000	47,549,367
5.5% 10/1/15	27,155,000	22,766,263
6.25% 6/15/14	3,000,000	2,737,974
CPG Partners LP 6% 1/15/13	8,325,000	8,625,050
Developers Diversified Realty Corp.:
3.875% 1/30/09	16,715,000	16,405,154
4.625% 8/1/10	24,655,000	23,807,904
5% 5/3/10	18,340,000	17,994,933
5.25% 4/15/11	19,905,000	19,190,012
5.375% 10/15/12	10,520,000	9,860,049
Duke Realty LP:
4.625% 5/15/13	5,130,000	4,569,424
5.25% 1/15/10	3,710,000	3,740,927
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.625% 8/15/11	$ 24,200,000	$ 23,814,349
5.95% 2/15/17	4,860,000	4,309,853
6.5% 1/15/18	5,285,000	4,836,647
Equity One, Inc.:
6% 9/15/17	3,985,000	3,640,385
6.25% 1/15/17	4,040,000	3,783,706
Federal Realty Investment Trust:
5.4% 12/1/13	3,380,000	3,319,877
6% 7/15/12	24,000,000	24,589,608
6.2% 1/15/17	5,075,000	4,925,003
Hospitality Properties Trust 5.625% 3/15/17	9,820,000	8,406,598
HRPT Properties Trust:
5.75% 11/1/15	7,280,000	6,594,959
6.25% 6/15/17	10,085,000	8,981,499
6.65% 1/15/18	5,055,000	4,441,601
iStar Financial, Inc. 5.8% 3/15/11	9,365,000	7,679,300
Liberty Property LP:
5.125% 3/2/15	6,940,000	6,318,516
5.5% 12/15/16	4,165,000	3,762,515
6.625% 10/1/17	4,065,000	3,977,521
Mack-Cali Realty LP:
5.05% 4/15/10	5,675,000	5,879,544
7.25% 3/15/09	23,865,000	24,634,026
Reckson Operating Partnership LP 5.15% 1/15/11	1,935,000	1,925,996
Simon Property Group LP:
4.6% 6/15/10	8,970,000	9,031,615
4.875% 8/15/10	5,520,000	5,544,752
5% 3/1/12	1,460,000	1,432,117
5.375% 6/1/11	5,080,000	5,079,218
5.6% 9/1/11	22,240,000	22,616,523
5.75% 5/1/12	10,365,000	10,474,558
7.75% 1/20/11	6,720,000	7,247,224
Tanger Properties LP 6.15% 11/15/15	200,000	207,895
United Dominion Realty Trust, Inc. 5.25% 1/15/15	9,905,000	9,279,162
Washington (REIT) 5.95% 6/15/11	29,760,000	30,684,137
		646,928,064
Real Estate Management & Development - 0.9%
ERP Operating LP 5.5% 10/1/12	3,620,000	3,577,657
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP:
5.45% 6/1/12	$ 11,090,000	$ 10,629,554
6.3% 6/1/13	19,615,000	19,330,720
Regency Centers LP:
4.95% 4/15/14	5,000,000	4,625,510
5.25% 8/1/15	17,455,000	16,093,824
5.875% 6/15/17	14,305,000	13,293,336
		67,550,601
Thrifts & Mortgage Finance - 2.0%
Capmark Financial Group, Inc. 5.875% 5/10/12 (d)	48,940,000	33,147,698
Countrywide Financial Corp.:
4.5% 6/15/10	3,920,000	3,483,128
5.1038% 3/24/09 (g)	6,745,000	6,047,931
5.8% 6/7/12	13,605,000	12,228,337
Countrywide Home Loans, Inc.:
4.125% 9/15/09	15,550,000	13,997,721
6.25% 4/15/09	4,970,000	4,632,999
Independence Community Bank Corp.:
3.5% 6/20/13 (g)	3,030,000	3,017,586
3.75% 4/1/14 (g)	34,515,000	34,188,902
4.9% 9/23/10	21,280,000	21,258,763
Residential Capital Corp. 7.625% 11/21/08 (b)	17,900,000	13,827,750
Residential Capital LLC 5.6463% 6/9/08 (g)	1,645,000	1,447,600
Washington Mutual, Inc. 5.3906% 9/17/12 (g)	6,085,000	5,082,259
		152,360,674
TOTAL FINANCIALS		3,131,838,695
HEALTH CARE - 1.7%
Biotechnology - 0.7%
Amgen, Inc. 5.85% 6/1/17	48,375,000	50,044,228
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 6% 6/15/11	10,609,000	10,290,730
Health Care Providers & Services - 0.8%
Coventry Health Care, Inc.:
5.95% 3/15/17	14,300,000	13,987,817
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Coventry Health Care, Inc.: - continued
6.3% 8/15/14	$ 29,610,000	$ 30,583,162
UnitedHealth Group, Inc. 3.75% 2/10/09	17,550,000	17,596,841
		62,167,820
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	7,840,000	7,985,087
TOTAL HEALTH CARE		130,487,865
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	21,605,000	22,397,601
6.4% 12/15/11 (d)	6,693,000	7,228,540
		29,626,141
Airlines - 2.9%
American Airlines, Inc. 7.25% 2/5/09	13,307,000	13,223,831
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,457,367	1,453,724
6.978% 10/1/12	4,638,699	4,638,699
7.024% 4/15/11	23,155,000	23,183,944
7.858% 4/1/13	44,460,000	45,168,692
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	32,305,166	32,305,166
6.795% 2/2/20	899,321	813,886
6.82% 5/1/18	1,835,968	1,863,508
6.9% 7/2/19	7,452,294	7,247,356
7.056% 3/15/11	14,391,000	14,337,034
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (d)	3,312,517	3,280,806
7.57% 11/18/10	13,475,000	13,519,468
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	18,613,707	16,845,405
8.36% 7/20/20	12,639,906	13,082,302
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	8,181,384	7,710,955
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	7,252,751	7,279,948
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
6.201% 3/1/10	$ 4,621,532	$ 4,609,978
6.602% 9/1/13	13,036,256	12,922,188
		223,486,890
Building Products - 0.1%
Masco Corp. 5.4325% 3/12/10 (g)	8,910,000	8,431,266
Commercial Services & Supplies - 0.0%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	2,580,000	2,490,539
Industrial Conglomerates - 1.5%
Covidien International Finance SA:
5.15% 10/15/10 (d)	20,685,000	21,586,142
5.45% 10/15/12 (d)	5,060,000	5,313,324
6% 10/15/17 (d)	23,970,000	25,072,332
General Electric Co. 5.25% 12/6/17	17,265,000	17,327,948
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (d)	23,540,000	24,292,644
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (d)	21,875,000	23,009,394
		116,601,784
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (d)	5,000,000	5,115,110
Road & Rail - 0.1%
Canadian National Railway Co. 5.85% 11/15/17	2,830,000	2,968,435
TOTAL INDUSTRIALS		388,720,165
INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Instruments - 1.0%
Tyco Electronics Group SA:
6% 10/1/12 (d)	31,725,000	33,480,249
6.55% 10/1/17 (d)	43,450,000	45,555,413
		79,035,662
Office Electronics - 0.4%
Xerox Corp.:
5.5% 5/15/12	22,640,000	23,206,272
9.75% 1/15/09	9,500,000	9,932,887
		33,139,159
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.4%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	$ 16,350,000	$ 16,635,226
National Semiconductor Corp. 6.15% 6/15/12	12,140,000	12,857,328
		29,492,554
TOTAL INFORMATION TECHNOLOGY		141,667,375
MATERIALS - 1.9%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. 5% 1/15/13	3,860,000	4,052,853
Construction Materials - 0.2%
CRH America, Inc. 6% 9/30/16	15,000,000	14,455,110
Containers & Packaging - 0.4%
Pactiv Corp.:
5.875% 7/15/12	14,020,000	14,450,106
6.4% 1/15/18	14,310,000	14,645,584
Sealed Air Corp. 6.95% 5/15/09 (d)	5,315,000	5,421,300
		34,516,990
Metals & Mining - 0.9%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	16,165,000	16,507,262
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	16,380,000	17,885,584
United States Steel Corp. 5.65% 6/1/13	12,140,000	11,830,127
Vale Overseas Ltd. 6.25% 1/23/17	19,000,000	19,139,878
		65,362,851
Paper & Forest Products - 0.3%
International Paper Co.:
4.25% 1/15/09	23,315,000	23,379,816
5.85% 10/30/12	1,216,000	1,284,665
		24,664,481
TOTAL MATERIALS		143,052,285
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 6.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	10,640,000	11,097,062
AT&T Broadband Corp. 8.375% 3/15/13	21,152,000	23,749,783
AT&T, Inc. 4.95% 1/15/13	19,183,000	19,755,977
BellSouth Corp. 4.2% 9/15/09	9,835,000	9,959,727
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC 8.625% 12/15/10	$ 22,235,000	$ 25,010,173
Deutsche Telekom International Finance BV 5.25% 7/22/13	20,035,000	20,656,125
KT Corp. 5.875% 6/24/14 (d)	8,420,000	8,295,317
SBC Communications, Inc.:
4.125% 9/15/09	5,000,000	5,065,325
5.1% 9/15/14	17,750,000	18,015,327
5.875% 2/1/12	22,365,000	23,707,079
5.875% 8/15/12	8,000,000	8,540,584
Sprint Capital Corp. 7.625% 1/30/11	13,750,000	12,203,125
Telecom Italia Capital SA:
4% 1/15/10	30,045,000	29,888,916
4.95% 9/30/14	36,251,000	34,471,946
Telefonica Emisiones SAU:
3.4419% 2/4/13 (g)	32,370,000	30,203,249
6.421% 6/20/16	9,505,000	9,964,614
Telefonos de Mexico SA de CV 4.75% 1/27/10	68,055,000	69,050,645
Verizon Communications, Inc.:
4.35% 2/15/13	30,915,000	31,034,456
5.5% 4/1/17	20,000,000	20,269,900
Verizon Global Funding Corp. 7.25% 12/1/10	22,430,000	24,459,063
Verizon New England, Inc. 6.5% 9/15/11	7,290,000	7,750,334
Verizon New York, Inc. 6.875% 4/1/12	23,384,000	25,165,557
		468,314,284
Wireless Telecommunication Services - 2.4%
America Movil SAB de CV:
4.125% 3/1/09	9,945,000	9,945,000
5.625% 11/15/17	38,865,000	38,504,100
AT&T Wireless Services, Inc.:
7.875% 3/1/11	19,560,000	21,604,431
8.125% 5/1/12	22,310,000	25,412,830
Sprint Nextel Corp. 6% 12/1/16	23,864,000	20,045,760
Vodafone Group PLC:
5% 12/16/13	26,375,000	26,383,440
5.5% 6/15/11	26,770,000	27,623,160
7.75% 2/15/10	15,120,000	16,231,411
		185,750,132
TOTAL TELECOMMUNICATION SERVICES		654,064,416
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 10.7%
Electric Utilities - 5.7%
Alabama Power Co. 4.85% 12/15/12	$ 23,280,000	$ 24,139,684
AmerenUE 6.4% 6/15/17	24,445,000	25,969,732
Cleveland Electric Illuminating Co. 5.65% 12/15/13	37,155,000	37,622,076
Commonwealth Edison Co. 5.4% 12/15/11	14,258,000	14,702,208
EDP Finance BV:
5.375% 11/2/12 (d)	15,315,000	15,961,691
6% 2/2/18 (d)	45,000,000	45,906,300
Enel Finance International SA:
5.7% 1/15/13 (d)	5,125,000	5,392,356
6.25% 9/15/17 (d)	25,000,000	26,224,375
Exelon Corp.:
4.9% 6/15/15	26,185,000	25,220,554
6.75% 5/1/11	7,010,000	7,396,468
FirstEnergy Corp. 6.45% 11/15/11	16,146,000	17,097,161
FPL Group Capital, Inc. 7.3% 9/1/67 (g)	15,000,000	14,918,925
Illinois Power Co. 6.125% 11/15/17 (d)	3,405,000	3,529,265
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,937,097
Pennsylvania Electric Co. 6.05% 9/1/17	6,255,000	6,354,154
Pepco Holdings, Inc.:
4% 5/15/10	18,255,000	18,391,237
6.125% 6/1/17	24,635,000	25,198,772
6.45% 8/15/12	30,525,000	32,844,198
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	52,020,000	45,371,844
Progress Energy, Inc. 7.1% 3/1/11	27,698,000	30,035,711
West Penn Power Co. 5.95% 12/15/17 (d)	7,500,000	7,803,683
		436,017,491
Gas Utilities - 0.8%
NiSource Finance Corp.:
5.4% 7/15/14	11,024,000	10,973,124
5.45% 9/15/20	1,620,000	1,468,666
6.4% 3/15/18	12,660,000	12,684,117
7.875% 11/15/10	8,360,000	9,121,094
Southern Natural Gas Co. 5.9% 4/1/17 (d)	3,615,000	3,607,282
Texas Eastern Transmission Corp. 7.3% 12/1/10	25,370,000	27,969,258
		65,823,541
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc. 7% 4/1/12	22,367,000	23,833,067
Duke Capital LLC 5.668% 8/15/14	16,820,000	17,076,370
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Exelon Generation Co. LLC:
5.35% 1/15/14	$ 12,500,000	$ 12,418,625
6.2% 10/1/17	12,575,000	12,838,006
PSEG Power LLC 3.75% 4/1/09	7,555,000	7,571,319
		73,737,387
Multi-Utilities - 3.2%
CenterPoint Energy, Inc. 5.95% 2/1/17	14,630,000	14,649,048
Dominion Resources, Inc.:
4.75% 12/15/10	32,170,000	33,188,727
6.3% 9/30/66 (g)	36,910,000	33,929,481
7.5% 6/30/66 (g)	41,305,000	39,626,530
DTE Energy Co. 7.05% 6/1/11	8,050,000	8,701,326
KeySpan Corp. 7.625% 11/15/10	4,045,000	4,482,171
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	23,900,000	25,659,781
National Grid PLC 6.3% 8/1/16	12,085,000	12,620,535
NSTAR 8% 2/15/10	3,815,000	4,146,821
Sempra Energy 7.95% 3/1/10	14,454,000	15,710,992
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	50,505,000	45,952,025
WPS Resources Corp. 6.11% 12/1/66 (g)	10,000,000	8,866,620
		247,534,057
TOTAL UTILITIES		823,112,476
TOTAL NONCONVERTIBLE BONDS (Cost $6,990,413,320)		7,023,119,620
U.S. Treasury Obligations - 5.2%

U.S. Treasury Bonds 4.375% 2/15/38	7,500,000	7,443,165
U.S. Treasury Notes:
2.875% 1/31/13 (c)(e)	48,850,000	49,708,685
3.625% 12/31/12 (c)	143,600,000	150,970,701
4.125% 8/31/12	27,500,000	29,502,330
4.75% 8/15/17 (c)	143,767,000	157,604,569
TOTAL U.S. TREASURY OBLIGATIONS (Cost $389,747,398)		395,229,450
Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12	$ 24,915,000	$ 27,842,513
Israeli State 4.625% 6/15/13	5,650,000	5,767,520
United Mexican States 4.625% 10/8/08	5,540,000	5,576,010
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $36,471,785)		39,186,043
Supranational Obligations - 0.1%

Corporacion Andina de Fomento:
5.2% 5/21/13	3,560,000	3,586,839
6.875% 3/15/12	5,970,000	6,481,886
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $9,449,281)		10,068,725
Preferred Securities - 0.7%

FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
ING Groep NV 5.775% (g)	8,610,000	7,916,665
MUFG Capital Finance 1 Ltd. 6.346% (g)	51,670,000	45,595,723
		53,512,388
TOTAL PREFERRED SECURITIES (Cost $60,125,037)		53,512,388
Cash Equivalents - 5.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08:
(Collateralized by U.S. Government Obligations) #	$ 82,230,774	82,209,000
(Collateralized by U.S. Government Obligations) # (a)	309,892,100	309,810,000
TOTAL CASH EQUIVALENTS (Cost $392,019,000)		392,019,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $7,878,225,821)		7,913,135,226
NET OTHER ASSETS - (3.0)%		(227,657,152)
NET ASSETS - 100%		$ 7,685,478,074
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Bank of America upon credit event of Consolidated Edison Co. of New York, par value of the notional amount of Consolidated Edison Co. of New York 8.125% 5/1/10, and pay quarterly notional amount multiplied by .75%

	March 2013	$ 18,300,000	$ 35,835
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .68%	Sept. 2012	21,100,000	1,175,943
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	8,890,000	162,206
Receive from Barclays Bank upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by .47%	March 2013	18,400,000	291,826
Receive from Citibank upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by .40%	Sept. 2012	5,000,000	273,816
Receive from Citibank upon credit event of Consolidated Edison Co. of New York, par value of the notional amount of Consolidated Edison Co. of New York 8.125% 5/1/10, and pay quarterly notional amount multiplied by .53%	March 2013	18,400,000	223,702
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.50%	March 2013	23,000,000	481,758
Receive from Citibank upon credit event of Noble Drilling Corp., par value of the notional amount of Noble Drilling Corp. 5.875% 6/1/13, and pay quarterly notional amount multiplied by .42%	Dec. 2012	9,000,000	123,716
Receive from Citibank upon credit event of Sara Lee Corp., par value of the notional amount of Sara Lee Corp. 6.125% 11/1/32, and pay quarterly notional amount multiplied by .56%	March 2013	18,400,000	275,805
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Wells Fargo & Co., par value of the notional amount of Wells Fargo & Co. 3.44% 10/28/15, and pay quarterly notional amount multiplied by .65%	March 2013	$ 18,400,000	$ 157,410
Receive from Citibank, upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .50%	March 2013	18,400,000	159,563
Receive from Deutsche Bank upon credit event of Bear Stearns Companies, Inc., par value of the notional amount of Bear Stearns Companies, Inc. 5.3% 10/30/15, and pay quarterly notional amount multiplied by 2.45%	March 2013	23,000,000	159,211
Receive from Deutsche Bank upon credit event of Boston Properties, Inc., par value of the notional amount of Boston Properties, Inc. 6.25% 1/15/13, and pay quarterly notional amount multiplied by ..50%	Sept. 2012	5,000,000	358,285
Receive from Deutsche Bank upon credit event of Genworth Financial, Inc., par value of the notional amount of Genworth Financial, Inc. 5.75% 6/15/14, and pay quarterly notional amount multiplied by 2.75%	March 2013	15,000,000	(238,136)
Receive from Deutsche Bank upon credit event of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 4.75% 12/1/10, and pay quarterly notional amount multiplied by .68%	Sept. 2017	10,000,000	1,138,403
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	5,800,000	644,078
Receive from Deutsche Bank, upon credit event of Boston Scientific Corp., par value of the notional amount of Boston Scientific Corp. 5.45% 6/15/14, and pay quarterly notional amount multiplied by .49%	March 2011	10,609,000	713,043
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	$ 11,135,000	$ 196,880
Receive from Deutsche Bank, upon each credit event of one of the issues of CDX N.A. Investment Grade 9 Index, par value of the proportional notional amount and pay quarterly a fixed rate of .60% multiplied by the notional amount (f)	Dec. 2012	46,000,000	2,017,601
Receive from Goldman Sachs upon credit event of Boston Properties, Inc., par value of the notional amount of Boston Properties, Inc. 6.25% 1/15/13, and pay quarterly notional amount multiplied by ..77%	Sept. 2017	10,000,000	1,148,702
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.3% 2/15/14, and pay quarterly notional amount multiplied by 1.08%	March 2013	20,000,000	219,946
Receive from Goldman Sachs upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by ..57%	March 2013	18,400,000	55,658
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by .33%	March 2013	17,500,000	(22,836)
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	3,700,000	11,658
Receive from Goldman Sachs upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay notional amount multiplied by 1.05%	Dec. 2012	20,000,000	975,938
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of Simon Property Group LP, par value of the notional amount of Simon Property Group LP 6.35% 8/28/12, and pay quarterly notional amount multiplied by .51%	Sept. 2017	$ 25,000,000	$ 2,354,763
Receive from Goldman Sachs upon credit event of Vornado Realty Trust, par value of the notional amount of Vornado Realty Trust 4.75% 12/1/10, and pay quarterly notional amount multiplied by .68%	Sept. 2012	5,000,000	488,549
Receive from JPMorgan Chase, Inc. upon credit event of Duke Energy Corp., par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12, and pay quarterly notional amount multiplied by ..73%	March 2013	18,300,000	69,708
Receive from JPMorgan Chase, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by ..63%	Sept. 2012	21,100,000	2,182,655
Receive from Lehman Brothers, Inc. upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .62%	March 2013	18,000,000	19,514
Receive from Lehman Brothers, Inc. upon credit event of New York Times Co., par value of the notional amount of New York Times Co. 4.61% 9/26/12, and pay quarterly notional amount multiplied by 2.22%	March 2013	18,300,000	848,989
Receive from Lehman Brothers, Inc. upon credit event of Progress Energy, Inc., par value of the notional amount of Progress Energy, Inc. 5.625% 1/15/16, and pay quarterly notional amount multiplied by ..43%	March 2013	18,400,000	217,181
Receive from Lehman Brothers, Inc. upon credit event of Verizon Global Funding Corp., par value of the notional amount of Verizon Global Funding Corp. 4.9% 9/15/5, and pay quarterly notional amount multiplied by .74%	March 2013	18,300,000	103,089
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%

	March 2013	$ 3,700,000	$ 18,604
Receive from Merrill Lynch, Inc. upon credit event of American Electric Power Co., Inc., par value of the notional amount of American Electric Power Co., Inc. 5.25% 6/1/15, and pay quarterly notional amount multiplied by .48%	March 2013	18,400,000	266,861
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,035,000	(9,505)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	1,545,000	19,662
Receive from Morgan Stanley, Inc. upon credit event of General Mills, par value of notional amount of General Mills 0% 8/15/13, and pay quarterly notional amount multiplied by .57%	March 2013	18,400,000	100,400
Receive from Morgan Stanley, Inc. upon credit event of Verizon Global Funding Corp., par value of the notional amount of Verizon Global Funding Corp. 4.90% 9/20/12, and pay quarterly notional amount multiplied by .25%	Sept. 2012	17,875,000	453,741
Receive from UBS, upon credit event of Union Pacific Corp., par value of the notional amount of Union Pacific Corp. 6.625% 2/1/2029 and pay quarterly notional amount multiplied by .35%.	Dec. 2012	25,000,000	524,205
Receive quarterly notional amount multiplied by .1% and pay Deutsche Bank upon credit event of Morgan Stanley, Inc. par value of the notional amount of Morgan Stanley, Inc. 6.6% 4/1/12	March 2008	36,000,000	(37,951)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 29,000,000	$ (152,401)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	9,800,000	(12,464)
Receive quarterly notional amount multiplied by .9% and pay UBS upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Sept. 2008	14,100,000	(108,728)
Receive quarterly notional amount multiplied by .95% and pay Citibank upon credit event of Rogers Cable, Inc., par value of the notional amount of Rogers Cable, Inc. 5.5% 3/15/14	Sept. 2012	21,100,000	(698,290)
Receive semi-annually notional amount multiplied by .26% and pay Lehman Brothers, Inc. upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	April 2008	17,250,000	(1,195)
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	11,391,000	5,324
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	20,385,000	9,528
TOTAL CREDIT DEFAULT SWAPS		$ 780,815,000	$ 17,402,250
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	$ 20,000,000	$ 1,253,550
Receive semi-annually a fixed rate equal to 5.001% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	April 2009	50,000,000	1,938,720
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2014	21,000,000	2,053,949
Receive semi-annually a fixed rate equal to 5.257% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	20,000,000	1,646,946
Receive semi-annually a fixed rate equal to 5.337% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	June 2009	120,000,000	4,251,780
Receive semi-annually a fixed rate equal to 5.345% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	June 2012	120,000,000	10,396,812
Receive semi-annually a fixed-rate equal to 4.802% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2012	75,000,000	5,974,505
TOTAL INTEREST RATE SWAPS		426,000,000	27,516,262
		$ 1,206,815,000	$ 44,918,512
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,397,998,052 or 18.2% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $661,426.
(f) CDX N.A. Investment Grade 9 is a tradeable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$82,209,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 3,347,770
Banc of America Securities LLC	5,354,153
Bank of America, NA	8,034,648
Barclays Capital, Inc.	40,055,240
ING Financial Markets LLC	8,343,562
J.P. Morgan Securities, Inc.	2,678,216
Societe Generale, New York Branch	7,030,317
UBS Securities LLC	6,695,540
WestLB AG	669,554
$ 82,209,000
$309,810,000 due 3/03/08 at 3.18%
Banc of America Securities LLC	$ 176,478,881
Bank of America, NA	110,299,301
Barclays Capital, Inc.	23,031,818
$ 309,810,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,050,868
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 199,144,047	$ -	$ 190,280,338	$ -	0.0%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.7%
Canada	2.6%
United Kingdom	2.5%
Luxembourg	2.4%
Cayman Islands	2.1%
Korea (South)	1.8%
Mexico	1.6%
Netherlands	1.4%
Others (individually less than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $305,023,964 and repurchase agreements of $392,019,000) - See accompanying schedule: Unaffiliated issuers (cost $7,878,225,821)		$ 7,913,135,226
Cash		7,134
Receivable for investments sold		6,149,145
Receivable for swap agreements		306,779
Interest receivable		103,834,361
Swap agreements, at value		44,918,512
Total assets		8,068,351,157

Liabilities
Payable for investments purchased	$ 73,018,951
Other payables and accrued expenses	44,132
Collateral on securities loaned, at value	309,810,000
Total liabilities		382,873,083

Net Assets		$ 7,685,478,074
Net Assets consist of:
Paid in capital		$ 7,607,124,012
Net unrealized appreciation (depreciation) on investments		78,354,062
Net Assets, for 76,661,540 shares outstanding		$ 7,685,478,074
Net Asset Value, offering price and redemption price per share ($7,685,478,074 ÷ 76,661,540 shares)		$ 100.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 29, 2008 (Unaudited)

Investment Income
Dividends		$ 1,888,103
Interest		215,379,431
Income from Fidelity Central Funds		3,050,868
Total income		220,318,402

Expenses
Custodian fees and expenses	54,159
Independent directors' compensation	15,797
Total expenses before reductions	69,956
Expense reductions	(63,130)	6,826
Net investment income		220,311,576
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,847,839)
Fidelity Central Funds	(19,245,265)
Swap agreements	(4,637,296)
Total net realized gain (loss)		(49,730,400)
Change in net unrealized appreciation (depreciation) on: Investment securities	104,143,421
Swap agreements	41,074,027
Total change in net unrealized appreciation (depreciation)		145,217,448
Net gain (loss)		95,487,048
Net increase (decrease) in net assets resulting from operations		$ 315,798,624

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 29, 2008 (Unaudited)	For the period November 6, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 220,311,576	$ 316,490,326
Net realized gain (loss)	(49,730,400)	(8,166,414)
Change in net unrealized appreciation (depreciation)	145,217,448	(69,403,968)
Net increase (decrease) in net assets resulting from operations	315,798,624	238,919,944
Distributions to partners from net investment income	(214,667,445)	(311,127,412)
Affiliated share transactions Proceeds from sales of shares	1,089,412,197	904,901,745
Contributions in-kind	-	6,794,092,362
Reinvestment of distributions	214,667,445	66,730,475
Cost of shares redeemed	(867,095,078)	(546,154,783)
Net increase (decrease) in net assets resulting from share transactions	436,984,564	7,219,569,799
Total increase (decrease) in net assets	538,115,743	7,147,362,331

Net Assets
Beginning of period	7,147,362,331	-
End of period	$ 7,685,478,074	$ 7,147,362,331
Other Information Shares
Sold	10,942,311	9,043,614
Issued for in-kind contributions	-	67,940,842
Issued in reinvestment of distributions	2,151,631	673,879
Redeemed	(8,649,667)	(5,441,070)
Net increase (decrease)	4,444,275	72,217,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Year ended August 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 98.97	$ 100.00
Income from Investment Operations
Net investment income D	2.801	4.588
Net realized and unrealized gain (loss)	1.210	(1.107)
Total from investment operations	4.011	3.481
Distributions to partners from net investment income	(2.731)	(4.511)
Net asset value, end of period	$ 100.25	$ 98.97
Total Return B, C	4.10%	3.52%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-%A, G
Expenses net of fee waivers, if any	-%A, G	-%A, G
Expenses net of all reductions	-%A, G	-%A, G
Net investment income	5.65%A	5.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,685,478	$ 7,147,362
Portfolio turnover rateF	121%A	92%A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 6, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

1. Organization.

Fidelity Corporate Bond 1-10 Year Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 174,825,990
Unrealized depreciation	(128,541,806)
Net unrealized appreciation (depreciation)	$ 46,284,184
Cost for federal income tax purposes	$ 7,866,851,042

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,405,475,237 and $2,229,575,929, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $122,908.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $15,797.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $47,333.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 29, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-SANN-0408
1.833865.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,048.70	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.84	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0048%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Fixed-Income Central Fund as of August 31, 2007.
Coupon Distribution as of February 29, 2008
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.5	2.6
4 - 4.99%	15.8	15.2
5 - 5.99%	41.2	40.8
6 - 6.99%	34.6	23.1
7% and over	2.7	4.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 29, 2008
6 months ago
Years	6.5	5.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 29, 2008
6 months ago
Years	3.1	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 29, 2008 *	As of August 31, 2007 **
Corporate Bonds 0.0%	Corporate Bonds 2.5%
U.S. Government and U.S. Government Agency Obligations 122.0%	U.S. Government and U.S. Government Agency Obligations 107.9%
Asset-Backed Securities 2.4%	Asset-Backed Securities 9.6%
CMOs and Other Mortgage Related Securities 8.5%	CMOs and Other Mortgage Related Securities 12.2%
Short-Term Investments and Net Other Assets (dagger) (32.9)%	Short-Term Investments and Net Other Assets (dagger) (32.2)%

* Foreign investments	0.2%	** Foreign investments	4.2%
* Futures and Swaps	(0.4)%	** Futures and Swaps	0.0%
(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments February 29, 2008

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 110.9%
	Principal Amount	Value
Fannie Mae - 73.7%
3.593% 9/1/33 (d)	$ 3,467,163	$ 3,506,876
3.699% 10/1/33 (d)	37,260	37,855
3.718% 6/1/33 (d)	10,938,679	11,084,984
3.75% 10/1/33 (d)	2,587,527	2,610,140
3.75% 1/1/34 (d)	39,181	39,648
3.777% 7/1/33 (d)	1,089,729	1,114,461
3.781% 6/1/33 (d)	12,079,681	12,175,183
3.798% 6/1/33 (d)	1,422,765	1,434,902
3.807% 4/1/33 (d)	98,729	99,559
3.831% 5/1/34 (d)	7,874,693	7,954,314
3.842% 5/1/34 (d)	30,764,694	31,108,305
3.843% 10/1/33 (d)	4,231,546	4,285,219
3.862% 8/1/33 (d)	893,258	900,357
3.888% 9/1/33 (d)	10,346,537	10,510,809
3.907% 5/1/33 (d)	771,773	782,393
3.933% 5/1/34 (d)	4,339,398	4,387,504
3.957% 8/1/33 (d)	4,771,521	4,832,267
3.961% 6/1/33 (d)	4,214,648	4,250,161
3.976% 11/1/33 (d)	14,885,985	15,113,249
3.992% 4/1/34 (d)	10,161,906	10,269,632
4.02% 6/1/34 (d)	19,361,827	19,692,372
4.027% 3/1/34 (d)	20,360,261	20,595,361
4.073% 10/1/18 (d)	1,731,433	1,751,114
4.098% 1/1/34 (d)	4,823,532	4,883,503
4.114% 4/1/34 (d)	12,799,196	12,906,568
4.119% 5/1/34 (d)	10,824,213	10,943,907
4.16% 8/1/34 (d)	5,128,573	5,181,176
4.171% 12/1/33 (d)	8,828,511	8,951,872
4.172% 1/1/35 (d)	5,779,547	5,897,594
4.175% 4/1/33 (d)	462,444	468,941
4.184% 8/1/33 (d)	4,890,131	4,935,297
4.186% 11/1/34 (d)	27,498,167	27,770,784
4.188% 10/1/33 (d)	11,027,768	11,177,514
4.198% 1/1/34 (d)	3,982,656	4,030,400
4.2% 11/1/33 (d)	4,238,031	4,289,943
4.221% 2/1/34 (d)	4,435,490	4,490,570
4.237% 1/1/34 (d)	2,818,939	2,853,592
4.25% 2/1/35 (d)	2,783,546	2,844,642
4.264% 10/1/33 (d)	439,697	446,812
4.286% 1/1/34 (d)	4,090,645	4,143,394
4.287% 12/1/33 (d)	822,646	833,877
4.288% 6/1/33 (d)	490,424	498,397
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.292% 3/1/33 (d)	$ 302,343	$ 308,567
4.302% 3/1/33 (d)	1,317,253	1,343,616
4.33% 4/1/35 (d)	1,195,643	1,213,803
4.344% 1/1/35 (d)	3,073,991	3,146,605
4.347% 3/1/35 (d)	2,145,783	2,179,408
4.358% 2/1/34 (d)	5,243,624	5,313,097
4.373% 5/1/35 (d)	2,246,905	2,289,027
4.373% 5/1/35 (d)	2,252,862	2,285,229
4.391% 2/1/35 (d)	4,655,239	4,766,895
4.395% 10/1/34 (d)	5,377,856	5,494,905
4.418% 8/1/34 (d)	7,360,475	7,460,563
4.418% 6/1/35 (d)	3,669,259	3,716,930
4.424% 3/1/33 (d)	732,522	749,142
4.434% 3/1/35 (d)	4,346,464	4,453,822
4.44% 1/1/34 (d)	5,254,788	5,296,705
4.482% 3/1/35 (d)	5,614,103	5,759,457
4.484% 12/1/34 (d)	195,298	199,814
4.485% 3/1/33 (d)	7,140,351	7,307,150
4.493% 3/1/35 (d)	4,545,236	4,607,901
4.5% 12/1/17 to 11/1/35 (b)	563,352,228	551,138,834
4.503% 2/1/35 (d)	41,797,359	42,355,186
4.505% 3/1/35 (d)	5,377,352	5,511,952
4.524% 1/1/35 (d)	2,780,228	2,805,177
4.531% 5/1/35 (d)	7,057,506	7,200,117
4.532% 7/1/35 (d)	8,677,830	8,784,342
4.543% 7/1/34 (d)	8,106,027	8,289,767
4.558% 5/1/35 (d)	6,913,597	7,021,186
4.559% 11/1/34 (d)	4,654,757	4,762,231
4.561% 2/1/35 (d)	892,740	911,942
4.575% 7/1/35 (d)	8,526,769	8,604,038
4.584% 2/1/35 (d)	1,710,114	1,751,932
4.588% 9/1/36 (d)	10,795,796	10,997,537
4.589% 2/1/36 (d)	15,479,524	15,798,944
4.593% 9/1/34 (d)	2,431,006	2,488,735
4.597% 1/1/35 (d)	6,014,979	6,164,114
4.599% 2/1/35 (d)	4,475,246	4,589,768
4.642% 1/1/35 (d)	6,080,956	6,231,466
4.647% 4/1/33 (d)	3,713,699	3,781,025
4.663% 6/1/35 (d)	3,925,415	3,978,718
4.664% 11/1/34 (d)	5,493,063	5,627,226
4.685% 11/1/34 (d)	6,122,787	6,272,679
4.685% 3/1/35 (d)	265,071	270,637
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.702% 8/1/35 (d)	$ 5,404,483	$ 5,477,865
4.708% 10/1/34 (d)	79,698	81,480
4.716% 7/1/34 (d)	7,359,889	7,528,600
4.722% 12/1/34 (d)	3,667,060	3,756,144
4.722% 12/1/35 (d)	20,320,318	20,815,646
4.768% 12/1/34 (d)	2,419,969	2,477,978
4.778% 3/1/35 (d)	9,650,792	9,845,101
4.791% 12/1/35 (d)	4,076,499	4,136,603
4.793% 7/1/34 (d)	8,666,948	8,868,169
4.804% 11/1/34 (d)	5,079,869	5,200,892
4.829% 9/1/34 (d)	5,039,690	5,162,149
4.831% 3/1/35 (d)	25,056,718	25,544,196
4.832% 10/1/34 (d)	10,360,840	10,606,548
4.845% 1/1/35 (d)	3,831,699	3,917,322
4.852% 9/1/34 (d)	5,177,039	5,303,209
4.858% 10/1/34 (d)	33,553,018	34,396,608
4.907% 3/1/33 (d)	3,298,322	3,376,265
4.947% 8/1/34 (d)	1,822,665	1,867,300
4.998% 1/1/35 (d)	20,923,199	21,201,603
5% 6/1/09 to 5/1/36 (b)	757,510,268	755,363,796
5% 3/1/38 (a)	6,908,663	6,806,471
5% 3/12/38 (a)	78,000,000	76,846,232
5% 3/12/38 (a)	17,000,000	16,741,015
5% 4/14/38 (a)	88,000,000	86,536,754
5.016% 7/1/34 (d)	521,545	533,386
5.04% 5/1/35 (d)	14,277,394	14,527,063
5.055% 1/1/37 (d)	5,934,500	6,075,670
5.059% 9/1/34 (d)	22,181,492	22,730,706
5.067% 10/1/36 (d)	21,919,778	22,385,419
5.07% 2/1/33 (d)	51,914	52,613
5.083% 9/1/34 (d)	1,059,136	1,085,482
5.087% 7/1/34 (d)	1,852,037	1,895,388
5.095% 8/1/34 (d)	776,517	786,587
5.095% 6/1/35 (d)	13,342,786	13,754,410
5.118% 3/1/34 (d)	23,134,915	23,659,523
5.133% 5/1/35 (d)	2,242,267	2,309,921
5.135% 3/1/35 (d)	519,474	533,933
5.156% 5/1/35 (d)	12,297,968	12,668,174
5.164% 9/1/35 (d)	2,248,584	2,317,453
5.167% 3/1/36 (d)	13,651,829	14,114,490
5.173% 8/1/33 (d)	1,347,578	1,373,840
5.195% 5/1/35 (d)	19,649,329	20,272,960
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.195% 6/1/35 (d)	$ 10,158,507	$ 10,343,138
5.218% 2/1/35 (d)	798,884	806,526
5.22% 9/1/35 (d)	856,002	884,372
5.264% 12/1/36 (d)	2,782,514	2,847,224
5.304% 3/1/36 (d)	37,297,504	38,617,575
5.309% 12/1/34 (d)	1,356,237	1,391,859
5.312% 7/1/35 (d)	2,216,572	2,284,625
5.315% 7/1/35 (d)	502,273	511,496
5.351% 1/1/32 (d)	877,355	890,755
5.353% 1/1/36 (d)	12,191,568	12,420,696
5.368% 6/1/36 (d)	8,290,294	8,552,773
5.368% 3/1/37 (d)	16,109,119	16,498,928
5.378% 2/1/37 (d)	2,981,500	3,063,372
5.422% 4/1/36 (d)	6,801,239	6,939,957
5.443% 8/1/36 (d)	7,458,518	7,733,551
5.458% 11/1/36 (d)	11,234,880	11,481,103
5.48% 6/1/47 (d)	2,215,082	2,270,670
5.5% 9/1/10 to 1/1/38 (b)	1,119,523,848	1,141,187,963
5.5% 3/1/23 (a)	65,000,000	66,446,614
5.5% 3/1/38 (a)	14,878,668	14,975,937
5.5% 3/12/38 (a)	60,000,000	60,392,250
5.5% 3/12/38 (a)	49,000,000	49,320,338
5.5% 3/12/38 (a)(b)	100,000,000	100,653,750
5.516% 2/1/37 (d)	27,122,308	27,815,012
5.562% 9/1/36 (d)	12,903,780	13,216,323
5.625% 4/1/37 (d)	13,280,123	13,645,605
5.636% 4/1/36 (d)	4,674,991	4,773,400
5.656% 4/1/36 (d)	10,215,202	10,554,387
5.657% 9/1/35 (d)	4,120,472	4,261,153
5.663% 6/1/36 (d)	8,100,150	8,395,951
5.693% 1/1/36 (d)	35,712,622	37,029,525
5.696% 3/1/36 (d)	9,814,708	10,167,271
5.758% 4/1/36 (d)	13,134,842	13,612,097
5.788% 2/1/36 (d)	8,677,483	8,997,465
5.792% 4/1/36 (d)	11,163,805	11,553,400
5.802% 1/1/36 (d)	8,910,644	9,197,398
5.812% 7/1/36 (d)	3,747,257	3,855,976
5.824% 12/1/35 (d)	12,535,289	12,740,667
5.849% 7/1/37 (d)	3,632,957	3,701,453
5.884% 9/1/36 (d)	5,645,293	5,792,133
5.894% 3/1/36 (d)	6,783,807	7,027,353
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.923% 5/1/36 (d)	$ 8,624,348	$ 8,939,094
5.931% 5/1/36 (d)	5,728,448	5,939,684
5.966% 5/1/36 (d)	3,116,806	3,231,738
6% 7/1/08 to 12/1/37 (b)	630,009,505	649,130,770
6% 3/1/38 (a)(b)	100,000,000	102,210,740
6% 3/1/38 (a)(b)	252,000,000	257,571,065
6% 3/1/38 (a)	10,261,541	10,488,397
6% 3/12/38 (a)	175,000,000	178,868,795
6.01% 4/1/36 (d)	54,126,137	56,122,039
6.069% 4/1/36 (d)	26,473,229	27,449,429
6.095% 1/1/35 (d)	50,475	50,720
6.104% 3/1/37 (d)	5,236,012	5,429,090
6.158% 4/1/36 (d)	5,494,610	5,697,224
6.192% 3/1/36 (d)	31,117,805	32,265,274
6.198% 5/1/37 (d)	391,844	406,036
6.224% 6/1/36 (d)	837,591	858,595
6.226% 3/1/37 (d)	1,678,992	1,735,506
6.244% 8/1/46 (d)	1,313,370	1,356,190
6.27% 6/1/36 (d)	14,416,595	14,948,207
6.3% 10/1/36 (d)	24,083,166	24,904,763
6.333% 5/1/36 (d)	5,952,357	6,171,850
6.348% 9/1/36 (d)	2,710,416	2,810,363
6.398% 7/1/36 (d)	19,019,388	19,720,728
6.447% 4/1/37 (d)	5,357,753	5,529,925
6.5% 3/1/08 to 9/1/47 (b)	453,489,939	473,022,396
6.5% 3/1/38 (a)	3,154,940	3,268,549
6.5% 3/12/38 (a)	18,500,000	19,166,181
6.5% 3/12/38 (a)	97,000,000	100,492,951
6.5% 3/12/38 (a)	300,000,000	310,802,940
6.5% 3/12/38 (a)	15,000,000	15,540,147
6.56% 9/1/36 (d)	29,084,312	30,156,795
6.834% 9/1/37 (d)	4,407,365	4,556,655
6.869% 9/1/37 (d)	10,306,096	10,686,134
6.918% 9/1/37 (d)	3,889,853	4,027,531
7% 5/1/13 to 9/1/47	91,738,943	97,492,555
7% 3/12/38 (a)	6,000,000	6,313,001
7% 3/12/38 (a)	4,500,000	4,734,751
7.267% 9/1/37 (d)	5,164,943	5,355,401
7.5% 12/1/09 to 4/1/37	53,791,774	57,529,200
8% 9/1/17 to 3/1/37	903,491	946,064
8.5% 1/1/09 to 8/1/23	128,707	140,350
9.5% 12/1/09 to 2/1/25	428,912	481,198
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
10% 8/1/17	$ 1,437	$ 1,647
10.75% 5/1/14	15,367	17,345
11.25% 5/1/14	1,865	2,105
12.5% 1/1/15	3,870	4,458
		6,685,677,218
Freddie Mac - 27.4%
3.759% 10/1/33 (d)	9,614,553	9,728,235
3.91% 6/1/34 (d)	15,383,896	15,615,516
3.994% 5/1/33 (d)	14,609,941	14,812,859
4% 11/1/14 to 2/1/21	22,763,762	22,374,678
4.171% 1/1/35 (d)	15,517,003	15,706,605
4.235% 3/1/34 (d)	8,153,102	8,233,272
4.249% 6/1/33 (d)	15,551,905	15,685,495
4.299% 12/1/34 (d)	3,730,230	3,802,843
4.329% 3/1/35 (d)	3,608,265	3,683,064
4.375% 2/1/35 (d)	4,494,280	4,588,593
4.376% 9/1/36 (d)	43,990,440	44,739,158
4.38% 3/1/35 (d)	2,835,226	2,876,473
4.41% 6/1/35 (d)	4,474,652	4,531,910
4.419% 3/1/35 (d)	4,106,712	4,196,707
4.42% 2/1/34 (d)	2,992,866	3,014,121
4.449% 3/1/35 (d)	4,072,839	4,162,910
4.464% 3/1/35 (d)	3,797,104	3,885,105
4.5% 9/1/18 to 8/1/20	72,460,334	72,735,784
4.562% 1/1/35 (d)	86,830	88,371
4.626% 6/1/33 (d)	4,720,086	4,746,755
4.636% 5/1/35 (d)	10,271,936	10,349,828
4.706% 9/1/35 (d)	50,341,189	51,414,664
4.767% 10/1/34 (d)	3,496,489	3,576,761
4.786% 2/1/36 (d)	1,435,108	1,472,270
4.807% 3/1/35 (d)	3,070,749	3,140,317
4.815% 9/1/34 (d)	1,733,436	1,774,095
4.866% 10/1/35 (d)	6,310,727	6,445,379
4.994% 10/1/36 (d)	6,987,547	7,121,966
5% 5/1/18 to 1/1/37	200,017,154	197,374,262
5% 3/1/38 (a)(b)	4,075,000	4,014,086
5.021% 4/1/35 (d)	539,234	553,421
5.023% 1/1/33 (d)	9,398,968	9,624,900
5.032% 4/1/35 (d)	15,258,127	15,520,063
5.061% 3/1/33 (d)	373,394	382,375
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.081% 4/1/35 (d)	$ 11,768,031	$ 11,955,013
5.204% 12/1/35 (d)	5,482,909	5,640,109
5.275% 11/1/35 (d)	4,800,369	4,870,920
5.278% 3/1/36 (d)	4,550,740	4,623,551
5.43% 3/1/37 (d)	2,149,322	2,197,071
5.5% 9/1/09 to 7/1/35	190,076,579	194,051,961
5.5% 3/1/38 (a)(b)	150,000,000	150,922,020
5.5% 3/1/38 (a)	239,000,000	240,469,085
5.528% 1/1/36 (d)	6,659,281	6,827,841
5.529% 1/1/36 (d)	10,747,833	11,078,565
5.542% 4/1/37 (d)	2,939,278	3,007,311
5.591% 1/1/37 (d)	10,407,439	10,651,795
5.642% 4/1/36 (d)	6,699,622	6,920,629
5.758% 5/1/37 (d)	24,336,948	24,979,857
5.762% 10/1/35 (d)	1,467,479	1,513,147
5.762% 1/1/36 (d)	1,997,055	2,057,698
5.778% 3/1/37 (d)	11,664,993	11,947,064
5.794% 4/1/37 (d)	11,282,739	11,621,323
5.801% 11/1/36 (d)	19,111,809	19,749,093
5.829% 5/1/37 (d)	3,622,713	3,717,165
5.845% 6/1/37 (d)	8,610,580	8,852,753
5.85% 5/1/37 (d)	2,333,004	2,392,641
5.946% 4/1/36 (d)	38,662,019	39,966,939
6% 2/1/17 to 12/1/37	202,439,073	208,321,257
6% 3/1/38 (a)(b)	253,000,000	258,514,110
6% 3/12/38 (a)	270,000,000	275,884,623
6.017% 6/1/36 (d)	3,755,646	3,878,144
6.128% 4/1/37 (d)	3,693,870	3,783,694
6.17% 6/1/36 (d)	5,091,421	5,260,971
6.189% 7/1/36 (d)	15,316,401	15,864,039
6.224% 5/1/36 (d)	3,118,332	3,228,173
6.254% 3/1/36 (d)	12,113,569	12,473,342
6.279% 3/1/37 (d)	10,373,040	10,719,635
6.28% 6/1/37 (d)	2,278,885	2,345,084
6.287% 12/1/36 (d)	6,979,248	7,212,544
6.342% 7/1/36 (d)	3,990,231	4,131,748
6.385% 12/1/36 (d)	7,321,489	7,532,662
6.417% 6/1/37 (d)	855,747	884,461
6.434% 10/1/36 (d)	29,195,108	30,245,372
6.45% 8/1/36 (d)	7,190,289	7,448,679
6.484% 9/1/36 (d)	19,846,324	20,578,157
6.497% 8/1/37 (d)	1,555,304	1,605,352
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.5% 4/1/11 to 8/1/47 (c)	$ 105,490,668	$ 110,001,083
6.5% 3/1/38 (a)	4,845,000	5,025,524
6.5% 3/12/38 (a)(b)	13,000,000	13,484,377
6.534% 7/1/36 (d)	32,406,056	33,541,467
6.605% 12/1/36 (d)	17,448,167	18,021,531
6.615% 7/1/36 (d)	12,724,316	13,168,484
6.618% 6/1/37 (d)	1,613,924	1,661,725
6.676% 6/1/36 (d)	2,352,704	2,426,777
6.691% 8/1/37 (d)	6,182,652	6,385,288
6.71% 8/1/36 (d)	5,074,543	5,261,667
7% 6/1/21 to 5/1/37	33,801,945	35,647,044
7.224% 2/1/37 (d)	1,540,787	1,597,604
7.5% 9/1/15 to 4/1/37	8,250,379	8,784,651
7.581% 4/1/37 (d)	905,860	939,264
7.7% 8/1/36 (d)	72,060	74,717
8% 7/1/16 to 1/1/37	1,915,416	2,037,732
8.5% 9/1/19 to 1/1/28	651,914	721,185
9% 10/1/16	13,030	14,228
9.5% 10/1/08 to 9/1/18	14,961	15,217
10.5% 5/1/09 to 9/1/13	3,920	4,036
11% 8/1/15 to 9/1/20	136,314	156,055
11.5% 10/1/15	5,814	6,718
12% 2/1/13 to 7/1/15	3,542	3,992
13.5% 12/1/14	28,738	33,767
		2,490,912,572
Government National Mortgage Association - 9.8%
5.25% 7/20/34 (d)	2,303,630	2,340,696
5.5% 4/15/29 to 5/15/34	23,478,474	24,063,808
5.5% 3/1/38 (a)	50,000,000	51,139,375
5.5% 3/1/38 (a)	45,000,000	46,025,438
5.5% 3/1/38 (a)	17,000,000	17,387,388
5.5% 3/1/38 (a)	50,000,000	51,139,375
5.5% 3/1/38 (a)	80,000,000	81,823,000
5.5% 3/1/38 (a)	100,000,000	101,773,440
5.5% 3/20/38 (a)	35,000,000	35,797,563
5.5% 3/20/38 (a)	50,000,000	51,139,375
5.5% 3/20/38 (a)	45,000,000	46,025,438
6% 9/15/08 to 10/15/30	1,357,846	1,410,763
6% 3/1/38 (a)	50,000,000	51,745,995
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
6% 3/1/38 (a)	$ 20,000,000	$ 20,657,812
6% 3/20/38 (a)	150,000,000	154,933,590
6.5% 6/15/23 to 10/15/36	98,532,328	104,145,938
7% 6/15/22 to 3/15/33	29,839,694	31,644,393
7.5% 1/15/17 to 1/15/32	13,070,201	14,120,503
8% 8/15/16 to 3/15/32	3,917,496	4,289,037
8.5% 11/15/16 to 1/15/31	668,013	744,030
9% 3/15/10 to 1/15/23	85,408	95,087
9.5% 12/15/20 to 3/15/23	30,619	35,117
10.5% 5/20/16 to 1/20/18	116,624	136,238
11% 7/20/13 to 7/20/20	184,881	212,444
		892,825,843
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,940,693,708)		10,069,415,633
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust Series 2007-1 Class A3, 3.265% 2/25/37 (d)	16,000,000	12,122,496
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE6 Class A2B, 3.335% 10/25/35 (d)	1,590,584	1,585,365
Ameriquest Mortgage Securities, Inc. Series 2006-M3 Class A2A, 3.185% 10/25/36 (d)	4,017,716	3,968,122
Bear Stearns Asset Backed Securities I Trust:
Series 2007-AQ1 Class A1, 3.245% 11/25/36 (d)	5,859,333	5,604,822
Series 2007-HE3 Class 1A1, 3.255% 4/25/37 (d)	4,524,779	4,388,330
BNC Mortgage Loan Trust Series 2006-1 Class A3, 3.295% 10/25/36 (d)	3,000,000	2,558,439
Carrington Mortgage Loan Trust Series 2005-NC4 Class M1, 3.615% 9/25/35 (d)	4,960,000	4,394,128
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 3.185% 8/26/36 (d)	1,029,283	1,018,669
Series 2006-NC2 Class A2A, 3.175% 9/25/36 (d)	1,454,326	1,435,238
Series 2006-WF2 Class A2B, 5.735% 5/25/36	5,928,964	5,926,183
Series 2007-AMC4 Class M1, 3.405% 5/25/37 (d)	2,235,000	1,054,026
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 3.255% 1/25/37 (d)	490,440	474,654
Series 2007-BC2 Class 2A1, 3.225% 6/25/37 (d)	4,564,142	4,422,941
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 3.195% 10/25/36 (d)	3,202,241	3,126,687
First Franklin Mortgage Loan Trust Series 2006-FF5 Class 2A2, 3.245% 4/25/36 (d)	3,165,000	3,109,613
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust Series 2006-3 Class 2A1, 3.405% 2/25/37 (d)	$ 316,027	$ 312,472
Home Equity Asset Trust Series 2006-8 Class 2A1, 3.185% 3/25/37 (d)	417,707	408,504
HSBC Home Equity Loan Trust Series 2007-2 Class A3V, 3.3338% 7/21/36 (d)	3,255,000	2,634,008
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	967,976	968,732
Class A1B, 3.235% 7/25/36 (d)	3,235,391	3,196,466
Long Beach Mortgage Loan Trust:
Series 2006-1 Class 2A2, 3.275% 2/25/36 (d)	2,185,713	2,167,954
Series 2006-10 Class 2A3, 3.295% 11/25/36 (d)	6,000,000	4,050,000
Series 2006-2 Class 2A2, 3.265% 3/25/36 (d)	11,363,268	11,279,816
Series 2006-4 Class 2A2, 3.235% 5/25/36 (d)	2,960,000	2,920,226
Series 2006-8 Class 2A1, 3.175% 9/25/36 (d)	3,319,198	3,262,151
Luminent Mortgage Trust Series 2006-3 Class 12A1, 3.345% 5/25/36 (d)	3,342,272	2,884,386
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 3.345% 5/25/47 (d)	4,190,000	3,382,448
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 3.275% 1/25/36 (d)	6,622,365	6,586,147
Series 2006-WMC3 Class A2, 3.185% 8/25/36 (d)	2,908,031	2,872,134
Series 2007-HE1 Class A3, 3.345% 5/25/37 (d)	17,500,000	14,068,355
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 3.305% 2/25/37 (d)	10,496,087	9,656,400
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 3.205% 7/25/37 (d)	5,246,784	5,153,328
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A1, 3.175% 6/25/36 (d)	818,287	813,556
Series 2006-HE6 Class A2A, 3.175% 9/25/36 (d)	10,043,167	9,729,318
Series 2006-NC1 Class A2, 3.275% 12/25/35 (d)	1,240,426	1,231,898
Series 2007-HE2 Class A2A, 3.175% 1/25/37 (d)	723,502	705,527
Series 2007-HE4 Class A2A, 3.245% 2/25/37 (d)	650,029	635,911
Series 2007-NC3 Class A2A, 3.195% 5/25/37 (d)	305,685	295,511
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 3.525% 1/25/36 (d)	3,909,000	1,347,139
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.235% 4/25/37 (d)	6,963,399	6,818,693
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 3.185% 11/25/36 (d)	1,379,060	1,356,004
National Collegiate Student Loan Trust Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	21,050,000	5,792,960
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (d)	$ 2,381,563	$ 2,365,190
Nomura Home Equity Loan Trust Series 2006-AF1 Class A1, 6.032% 10/25/36	1,515,847	1,525,558
NovaStar Mortgage Funding Trust:
Series 2006-2 Class A2A, 3.185% 6/25/36 (d)	122,111	121,806
Series 2006-5 Class A2A, 3.205% 11/25/36 (d)	1,441,837	1,413,901
Series 2006-6 Class A2A, 3.205% 1/25/37 (d)	1,888,798	1,858,105
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 3.225% 5/25/37 (d)	1,998,289	1,962,695
Series 2007-6 Class 2A1, 3.195% 7/25/37 (d)	2,148,095	2,114,531
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 3.215% 1/25/37 (d)	1,317,880	1,310,467
Series 2006-6 Class A2A, 3.195% 9/25/37 (d)	10,219,935	10,050,673
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 3.205% 9/25/36 (d)	7,994,977	7,927,524
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	285,735	285,422
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 3.215% 8/25/36 (d)	3,685,848	3,562,604
Series 2006-WM4 Class A2A, 3.215% 11/25/36 (d)	2,162,328	2,093,741
Series 2007-NC1 Class A2A, 3.185% 12/25/36 (d)	2,521,468	2,463,948
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	2,943,496	2,939,817
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 3.225% 6/25/37 (d)	7,467,420	7,168,723
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 3.225% 4/25/37 (d)	6,841,551	6,559,337
TOTAL ASSET-BACKED SECURITIES (Cost $233,361,765)		215,443,799
Collateralized Mortgage Obligations - 19.1%

Private Sponsor - 8.4%
Banc of America Mortgage Securities, Inc.:
sequential payer Series 2004-E Class 2A3, 4.1108% 6/25/34 (d)	10,262,892	10,245,819
Series 2003-H Class 2A3, 4.3111% 9/25/33 (d)	5,371,492	5,372,465
Series 2003-I Class 2A6, 4.1475% 10/25/33 (d)	37,335,000	36,974,710
Series 2003-J Class 2A2, 4.4036% 11/25/33 (d)	4,551,976	4,311,500
Series 2003-L Class 2A1, 3.9766% 1/25/34 (d)	8,025,997	8,045,938
Series 2004-1 Class 2A2, 4.6825% 10/25/34 (d)	9,410,549	9,302,822
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-A:
Class 2A1, 3.5401% 2/25/34 (d)	$ 2,767,309	$ 2,721,452
Class 2A2, 4.0911% 2/25/34 (d)	11,416,802	11,266,802
Series 2004-B Class 2A2, 4.088% 3/25/34 (d)	3,803,464	3,750,656
Series 2004-D Class 2A1, 3.6156% 5/25/34 (d)	1,361,660	1,336,056
Series 2004-F Class 2A6, 4.1443% 7/25/34 (d)	4,258,000	4,303,709
Series 2004-J:
Class 1A2, 6.3921% 11/25/34 (d)	3,926,704	3,798,352
Class 2A1, 4.7599% 11/25/34 (d)	4,191,850	4,146,754
Series 2004-L Class 2A1, 4.3709% 1/25/35 (d)	4,863,356	4,804,415
Series 2005-D Class 2A7, 4.7832% 5/25/35 (d)	4,480,000	4,411,842
Series 2005-H:
Class 1A1, 4.9149% 9/25/35 (d)	1,393,616	1,329,219
Class 2A2, 4.8026% 9/25/35 (d)	8,258,718	8,022,238
Series 2005-J Class 2A5, 5.0887% 11/25/35 (d)	13,410,000	13,219,087
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2003-6 Class 1A2, 3.9752% 8/25/33 (d)	13,329,622	13,318,613
Series 2004-10 Class 11A1, 6.1243% 1/25/35 (d)	5,662,992	5,604,621
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3545% 2/25/37 (d)	6,706,030	6,671,452
Class 5A1, 4.1695% 2/25/37 (d)	7,161,656	7,044,692
Series 2007-A2:
Class 2A1, 4.2363% 7/25/37 (d)	4,023,239	3,971,915
Class 3A1, 4.5583% 7/25/37 (d)	28,402,034	28,301,491
Citigroup Mortgage Loan Trust:
Series 2003-HYB3 Class 1A, 5.7447% 9/25/34 (d)	3,753,132	3,762,145
Series 2004-UST1:
Class A3, 4.3825% 8/25/34 (d)	16,122,185	16,121,664
Class A4, 4.4074% 8/25/34 (d)	11,929,396	11,780,364
Class A5, 4.6935% 8/25/34 (d)	38,285,804	37,790,695
Series 2006-AR7 Class 1A1, 6.9272% 11/25/36 (d)	1,007,004	1,007,004
Countrywide Home Loans pass-thru certificates Series 2007-HY3 Class 1A1, 5.7137% 6/25/47 (d)	15,446,609	15,439,745
Countrywide Home Loans, Inc. Series 2003-56 Class 6A1, 4.8373% 12/25/33 (d)	10,348,961	10,438,061
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6214% 11/25/34 (d)	4,440,927	4,390,464
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust Series 2004-AR5:
Class 1A1, 6.6607% 10/25/34 (d)	$ 2,795,426	$ 2,725,019
Class 2A1, 5.1118% 10/25/34 (d)	19,936,790	19,805,218
Granite Master Issuer PLC floater Series 2005-4 Class C2, 3.29% 12/20/54 (d)	6,005,000	5,044,200
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 6.2643% 9/25/34 (d)	2,634,266	2,648,534
Series 2005-AR4 Class 3A5, 4.7622% 7/25/35 (d)	4,255,000	4,220,857
Series 2007-AR2 Class 2A1, 4.8351% 4/25/35 (d)	4,317,481	4,273,941
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 4.6675% 7/15/40 (d)	5,370,000	4,564,500
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A3 Class 3A3, 5.7399% 5/25/36 (d)	21,370,000	20,380,531
Series 2006-A4 Class 1A3, 5.8178% 6/25/36 (d)	8,445,000	8,279,399
Series 2006-A5 Class 3A5, 5.9468% 8/25/36 (d)	12,322,000	11,537,655
Series 2004-A3 Class 4A1, 4.2903% 7/25/34 (d)	25,841,847	25,744,953
Series 2006-A2 Class 5A1, 3.7549% 11/25/33 (d)	29,969,253	29,990,870
Series 2006-A3 Class 6A1, 3.7669% 8/25/34 (d)	7,031,693	6,892,767
Series 2006-A4 Class 1A1, 5.8178% 6/25/36 (d)	1,412,109	1,415,383
Series 2007-A1:
Class 3A2, 5.0039% 7/25/35 (d)	21,833,483	21,626,154
Class 7A3, 5.3004% 7/25/35 (d)	29,063,000	27,884,097
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.231% 8/25/34 (d)	17,551,245	17,294,584
Series 2005-A2:
Class A2, 4.4882% 2/25/35 (d)	10,457,145	10,285,494
Class A7, 4.4882% 2/25/35 (d)	13,813,000	13,589,915
Series 2006-A6 Class A4, 4.1721% 10/25/33 (d)	20,027,062	19,994,853
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.9019% 10/25/35 (d)	9,083,987	8,887,192
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2938% 7/25/34 (d)	10,742,088	10,588,830
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 3.185% 5/25/36 (d)	413,835	411,443
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4347% 4/25/33 (d)	8,594,060	8,433,348
Series 2003-20 Class 1A1, 5.5% 7/25/33	5,240,720	5,139,181
WaMu Mortgage pass-thru certificates:
Series 2003-AR10 Class A7, 4.0552% 10/25/33 (d)	38,330,000	37,798,896
Series 2003-AR8 Class A, 4.03% 8/25/33 (d)	11,315,154	11,220,591
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2004-AR7 Class A6, 3.9391% 7/25/34 (d)	$ 2,045,000	$ 2,055,310
Series 2005-AR3 Class A2, 4.6353% 3/25/35 (d)	19,439,800	19,180,679
Series 2006-AR10 Class 1A4, 5.9401% 9/25/36 (d)	25,453,000	25,258,842
Series 2006-AR8 Class 2A2, 6.1327% 8/25/36 (d)	22,370,000	21,520,564
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7606% 9/25/36 (d)	7,990,000	7,897,002
Series 2004-W:
Class A1, 4.5547% 11/25/34 (d)	8,502,570	8,391,536
Class A9, 4.56% 11/25/34 (d)	16,510,000	16,274,936
Series 2005-AR12:
Class 2A5, 4.334% 7/25/35 (d)	4,475,000	4,460,296
Class 2A6, 4.334% 7/25/35 (d)	5,778,897	5,696,774
Series 2005-AR2 Class 1A2, 4.636% 3/25/35 (d)	8,570,411	8,574,967
Series 2005-AR3 Class 2A1, 4.2009% 3/25/35 (d)	2,183,348	2,181,814
TOTAL PRIVATE SPONSOR		765,177,887
U.S. Government Agency - 10.7%
Fannie Mae:
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	2,590,000	2,735,023
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	4,712,521
Series 2006-45 Class OP, 6/25/36 (f)	9,433,663	7,199,325
Series 2006-53 Class PB, 5.5% 1/25/30	20,373,000	21,118,187
Series 2006-64:
Class MB, 5.5% 9/25/33	14,040,916	14,450,954
Class PB, 5.5% 9/25/33	33,007,700	33,971,627
Series 1993-165 Class SH, 10.8722% 9/25/23 (d)	706,955	784,462
Series 1999-17 Class PG, 6% 4/25/29	26,257,283	27,297,536
Series 2003-22 6% 4/25/33 (e)	19,857,297	4,454,784
Fannie Mae STRIP:
Series 339:
Class 29, 5.5% 7/1/18 (e)	10,773,942	1,696,896
Class 5, 5.5% 7/1/33 (e)	10,950,763	2,277,417
Series 343 Class 16, 5.5% 5/1/34 (e)	7,817,872	1,683,286
Series 348 Class 14, 6.5% 8/1/34 (e)	4,697,434	842,602
Series 351:
Class 12, 5.5% 4/1/34 (e)	3,513,617	816,916
Class 13, 6% 3/1/34 (e)	4,537,863	1,229,901
Series 359, Class 19, 6% 7/1/35 (e)	4,507,862	1,045,261
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	$ 18,295,907	$ 19,019,036
Series 2001-52 Class YZ, 6.5% 10/25/31	973,299	1,025,542
Series 2001-63 Class TC, 6% 12/25/31	16,685,000	17,237,073
Series 2001-64 Class QH, 6% 11/25/31	33,540,000	34,696,060
Series 2001-72 Class NZ, 6% 12/25/31	4,724,306	4,823,710
Series 2002-52 Class PB, 6% 2/25/32	15,000,000	15,370,143
Series 2005-14 Class ME, 5% 10/25/33	6,813,000	6,698,409
Series 2006-57 Class PC, 5.5% 10/25/32	14,081,000	14,448,235
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	23,269,265	24,073,928
Series 2001-31 Class ZC, 6.5% 7/25/31	9,597,861	10,065,626
Series 2002-79 Class Z, 5.5% 11/25/22	13,332,914	13,538,990
Series 2003-112 Class AN, 4% 11/25/18	16,358,000	15,917,036
Series 2003-80 Class CG, 6% 4/25/30	2,764,194	2,868,248
Series 2004-3 Class BA, 4% 7/25/17	1,018,044	1,023,588
Series 2004-70 Class GB, 4.5% 1/25/32	5,961,966	5,930,929
Series 2004-91 Class AH, 4.5% 5/25/29	684,687	691,887
Series 1999-33 Class PK, 6% 7/25/29	12,545,923	13,004,665
Series 2001-63 Class PG, 6% 12/25/31	9,376,969	9,717,961
Series 2001-74 Class QE, 6% 12/25/31	8,852,193	9,157,993
Series 2003-21 Class SK, 4.965% 3/25/33 (d)(e)	4,037,218	521,387
Series 2003-3 Class HS, 4.515% 9/25/16 (d)(e)	372,884	19,192
Series 2003-35:
Class BS, 3.865% 4/25/17 (d)(e)	3,788,685	206,720
Class TQ, 4.365% 5/25/18 (d)(e)	4,241,131	497,539
Series 2003-42 Class SJ, 3.915% 11/25/22 (d)(e)	5,204,783	512,596
Series 2004-54 Class SW, 2.865% 6/25/33 (d)(e)	18,407,998	1,261,922
Series 2004-56 Class SE, 4.415% 10/25/33 (d)(e)	25,937,180	3,087,806
Series 2005-14 Class SE, 2.915% 3/25/35 (d)(e)	20,670,242	1,372,634
Series 2007-36:
Class GO, 4/25/37 (f)	4,997,091	3,881,162
Class PO, 4/25/37 (f)	6,817,146	5,230,512
Class SB, 3.465% 4/25/37 (d)(e)	88,349,177	8,599,404
Class SG, 3.465% 4/25/37 (d)(e)	64,717,161	5,986,292
Series 2007-57 Class SA, 21.81% 6/25/37 (d)	18,011,098	24,521,024
Series 2007-66:
Class SA, 20.79% 7/25/37 (d)	15,696,631	21,354,386
Class SB, 20.79% 7/25/37 (d)	6,541,244	9,072,309
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (d)	$ 1,167,328	$ 1,266,004
Class GY, 0% 5/15/37 (d)	1,281,626	1,386,359
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	22,933,423	23,818,591
Series 2101 Class PD, 6% 11/15/28	2,157,424	2,235,577
Series 2162 Class PH, 6% 6/15/29	2,389,051	2,485,567
Series 3178:
Class PB, 5.5% 4/15/30	23,374,000	24,305,349
Class PC, 5.5% 12/15/32	7,453,000	7,682,415
Series 3225 Class EO, 10/15/36 (f)	11,821,482	8,928,362
Series 3030 Class SL, 2.9788% 9/15/35 (d)(e)	49,732,160	3,724,084
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 3129 Class MF, 0% 7/15/34 (d)	1,901,500	1,937,001
Series 3222 Class HF, 0% 9/15/36 (d)	2,961,057	3,059,719
Series 3298 Class CF, 0% 8/15/36 (d)	2,372,526	2,817,374
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (f)	11,432,000	8,476,994
Series 2121 Class MG, 6% 2/15/29	9,160,249	9,532,624
Series 2131 Class BG, 6% 3/15/29	55,529,440	57,692,489
Series 2137 Class PG, 6% 3/15/29	9,305,245	9,682,993
Series 2154 Class PT, 6% 5/15/29	13,598,448	14,103,336
Series 2425 Class JH, 6% 3/15/17	5,959,900	6,208,949
Series 2488 Class PR, 6% 8/15/32	7,371,190	7,641,296
Series 2585 Class KS, 4.4788% 3/15/23 (d)(e)	2,863,359	279,191
Series 2590 Class YR, 5.5% 9/15/32 (e)	574,091	168,841
Series 2625 Class QX, 2.25% 3/15/22	167,894	167,628
Series 2640 Class QG, 2% 4/15/22	469,948	467,288
Series 2665 Class PB, 3.5% 6/15/23	1,154,953	1,145,065
Series 2750 Class NE, 5% 4/15/32	21,352,000	21,402,384
Series 2836 Class EG, 5% 12/15/32	40,221,000	39,899,916
Series 2952 Class EC, 5.5% 11/15/28	11,757,000	12,145,036
Series 3018 Class UD, 5.5% 9/15/30	10,540,000	10,904,185
Series 3075 Class PB, 5.5% 7/15/30	18,780,000	19,491,955
Series 3078 Class PB, 5.5% 7/15/29	32,145,000	33,276,276
Series 3159 Class TC, 5.5% 6/15/32	7,522,000	7,738,170
Series 3258 Class PM, 5.5% 12/15/36	13,285,224	13,741,194
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	$ 3,335,208	$ 3,521,380
Series 2303 Class ZV, 6% 4/15/31	6,383,550	6,611,780
Series 2417 Class KZ, 6% 2/15/32	6,071,868	6,172,909
Series 2467 Class NB, 5% 7/15/17	7,939,000	8,115,988
Series 2502 Class ZC, 6% 9/15/32	6,105,549	6,269,128
Series 2504 Class Z, 6% 9/15/32	9,931,201	10,282,128
Series 2564 Class ES, 4.4788% 2/15/22 (d)(e)	4,659,017	392,010
Series 2575 Class ID, 5.5% 8/15/22 (e)	799,518	114,431
Series 2675 Class CB, 4% 5/15/16	447,165	450,317
Series 2683 Class JA, 4% 10/15/16	472,981	476,325
Series 2750 Class ZT, 5% 2/15/34	12,538,595	11,790,738
Series 2817 Class SD, 3.9288% 7/15/30 (d)(e)	7,728,159	649,152
Series 2902 Class LZ, 5.5% 9/15/31	35,401,914	36,069,134
Series 3204 Class VB, 5% 3/15/25	6,632,403	6,511,689
Series 3266 Class D, 5% 1/15/22	11,000,000	11,032,639
Series 2844:
Class SC, 26.5119% 8/15/24 (d)	606,148	851,069
Class SD, 45.8737% 8/15/24 (d)	891,756	1,835,268
Series 2957 Class SW, 2.8788% 4/15/35 (d)(e)	30,501,361	1,773,959
Series 3002 Class SN, 3.3788% 7/15/35 (d)(e)	30,689,381	2,919,174
Ginnie Mae guaranteed REMIC pass-thru securities:
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	13,724,860	14,260,687
Series 2006-50:
Class JC, 5% 6/20/36	31,031,879	30,707,587
Class JD, 5% 9/20/36	2,512,120	2,351,724
Series 2003-11 Class S, 3.4338% 2/16/33 (d)(e)	22,311,219	1,910,353
Series 2004-32 Class GS, 3.3838% 5/16/34 (d)(e)	6,480,546	544,089
Series 2007-18 Class S, 3.6838% 4/16/37 (d)(e)	40,700,820	3,730,702
Series 2007-32 Class XA, 0% 5/20/36 (d)	6,973,476	7,341,523
Series 2007-35 Class SC, 21.5025% 6/16/37 (d)	761,486	1,072,342
TOTAL U.S. GOVERNMENT AGENCY		967,321,079
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,676,010,083)		1,732,498,966
Commercial Mortgage Securities - 0.5%
	Principal Amount	Value
First Horizon Mortgage pass-thru Trust Series 2005-AR4 Class 2A1, 5.3274% 10/25/35 (d)	$ 9,503,856	$ 9,578,647
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8734% 10/16/23 (d)	691,198	703,185
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-59 Class D, 3.654% 10/16/27	35,005,000	34,806,564
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,203,878)		45,088,396
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.18%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) # (Cost $146,991,000)	$ 147,029,933	146,991,000
TOTAL INVESTMENT PORTFOLIO - 134.5% (Cost $12,042,260,434)		12,209,437,794
NET OTHER ASSETS - (34.5)%		(3,131,740,823)
NET ASSETS - 100%		$ 9,077,696,971
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal 2.815% with JPMorgan Chase, Inc.	Jan. 2010	$ 229,000,000	$ (984,357)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.53% with Deutsche Bank	Oct. 2009	100,000,000	(4,484,940)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.134% with JPMorgan Chase, Inc.	August 2009	91,000,000	(3,554,615)
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Jan. 2038	32,000,000	(339,286)
Receive semi-annually a fixed rate equal to 4.97% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2012	150,000,000	12,727,515
Receive semi-annually a fixed rate equal to 5.48% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	44,000,000	4,675,603
Receive semi-annually a fixed rate equal to 5.74% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2017	40,000,000	5,059,068
Receive semi-annually a fixed rate equal to 5.79% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	80,000,000	10,390,128
		$ 766,000,000	$ 23,489,116
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,210,266.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$146,991,000 due 3/03/08 at 3.18%
BNP Paribas Securities Corp.	$ 5,985,866
Banc of America Securities LLC	9,573,311
Bank of America, NA	14,366,079
Barclays Capital, Inc.	71,619,406
ING Financial Markets LLC	14,918,421
J.P. Morgan Securities, Inc.	4,788,693
Societe Generale, New York Branch	12,570,319
UBS Securities LLC	11,971,732
WestLB AG	1,197,173
$ 146,991,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 26,694,131
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 1,501,274,355	$ 125,008,002	$ 1,537,754,931	$ -	0.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 29, 2008

Assets
Investment in securities, at value (including repurchase agreements of $146,991,000) - See accompanying schedule: Unaffiliated issuers (cost $12,042,260,434)		$ 12,209,437,794
Commitment to sell securities on a delayed delivery basis	$ (1,589,085,060)
Receivable for securities sold on a delayed delivery basis	1,578,181,797	(10,903,263)
Cash		985,370
Receivable for investments sold Regular delivery		13,156,634
Delayed delivery		1,102,031
Interest receivable		46,603,678
Swap agreements, at value		23,489,116
Total assets		12,283,871,360

Liabilities
Payable for investments purchased Regular delivery	$ 67,904,617
Delayed delivery	3,138,172,405
Other payables and accrued expenses	97,367
Total liabilities		3,206,174,389

Net Assets		$ 9,077,696,971
Net Assets consist of:
Paid in capital		$ 8,897,933,758
Net unrealized appreciation (depreciation) on investments		179,763,213
Net Assets, for 90,445,253 shares outstanding		$ 9,077,696,971
Net Asset Value, offering price and redemption price per share ($9,077,696,971 ÷ 90,445,253 shares)		$ 100.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 29, 2008

Investment Income
Interest		$ 212,849,257
Income from Fidelity Central Funds		26,694,131
Total income		239,543,388

Expenses
Custodian fees and expenses	$ 214,096
Independent directors' compensation	18,397
Total expenses before reductions	232,493
Expense reductions	(32,464)	200,029
Net investment income		239,343,359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	82,602,561
Fidelity Central Funds	(163,271,831)
Swap agreements	(3,018,869)
Total net realized gain (loss)		(83,688,139)
Change in net unrealized appreciation (depreciation) on: Investment securities	265,095,823
Swap agreements	16,203,877
Delayed delivery commitments	(8,221,805)
Total change in net unrealized appreciation (depreciation)		273,077,895
Net gain (loss)		189,389,756
Net increase (decrease) in net assets resulting from operations		$ 428,733,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 29, 2008	For the period November 27, 2006 (commencement of operations) to August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 239,343,359	$ 320,782,465
Net realized gain (loss)	(83,688,139)	(83,138,052)
Change in net unrealized appreciation (depreciation)	273,077,895	(58,907,623)
Net increase (decrease) in net assets resulting from operations	428,733,115	178,736,790
Distributions to partners from net investment income	(240,313,974)	(320,386,448)
Affiliated share transactions Proceeds from sales of shares	969,749,084	1,738,485,436
Contributions in-kind	-	7,140,674,090
Reinvestment of distributions	240,313,973	114,456,703
Cost of shares redeemed	(939,660,060)	(233,091,738)
Net increase (decrease) in net assets resulting from share transactions	270,402,997	8,760,524,491
Total increase (decrease) in net assets	458,822,138	8,618,874,833

Net Assets
Beginning of period	8,618,874,833	-
End of period	$ 9,077,696,971	$ 8,618,874,833
Other Information Shares
Sold	9,811,004	17,473,187
Issued for in-kind contributions	-	71,406,741
Issued in reinvestment of distributions	2,419,314	1,165,697
Redeemed	(9,491,095)	(2,339,595)
Net increase (decrease)	2,739,223	87,706,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Period ended August 31, 2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 98.27	$ 100.00
Income from Investment Operations
Net investment income D	2.618	4.024
Net realized and unrealized gain (loss)	2.112	(1.731)
Total from investment operations	4.730	2.293
Distributions to partners from net investment income	(2.630)	(4.023)
Net asset value, end of period	$ 100.37	$ 98.27
Total Return B, C	4.87%	2.33%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01% A
Expenses net of fee waivers, if any	-% A, G	.01% A
Expenses net of all reductions	-% A, G	.01% A
Net investment income	5.31% A	5.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,077,697	$ 8,618,875
Portfolio turnover rate F	445% A	450% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period November 27, 2006 (commencement of operations) to August 31, 2007.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund during the period.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 206,926,591
Unrealized depreciation	(37,520,183)
Net unrealized appreciation (depreciation)	$ 169,406,408
Cost for federal income tax purposes	$ 12,040,031,386

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the affect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $453,745,403 and $1,727,397,443, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $18,210.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $14,254.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 29, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2008

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Semiannual Report

Semiannual Report

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 7, 2008